PROSPECTUS

May 1, 2015

ANCHOR SERIES TRUST

(Class 1, Class 2 and Class 3 Shares)

Asset Allocation Portfolio

Capital Appreciation Portfolio

Government and Quality Bond Portfolio

Growth and Income Portfolio

Growth Portfolio

Natural Resources Portfolio

SA BlackRock Multi-Asset Income Portfolio

(formerly, Multi-Asset Portfolio)

Strategic Multi-Asset Portfolio

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

i

PORTFOLIO SUMMARY: ASSET ALLOCATION PORTFOLIO

Investment Goal

The investment goal of the Asset Allocation Portfolio (the “Portfolio”) is high total return (including income and capital gains) consistent with long-term preservation of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.66%	0.66%	0.66%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.09%	0.09%	0.09%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Total Annual Portfolio Operating Expenses[1]	0.77%	0.92%	1.02%

1 Total Annual Portfolio Operating Expenses do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table, which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$79	$246	$428	$954
Class 2 Shares	94	293	509	1,131
Class 3 Shares	104	325	563	1,248

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio’s principal investment strategy is to invest in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The Portfolio will principally invest in equity securities, including common stocks; convertible securities; warrants and rights; fixed income securities, including U.S. government securities, investment grade corporate bonds, preferred stocks, junk bonds (up to 25% of fixed income investments), senior securities and pass-through securities; real estate investment trusts (“REITs”); registered investment companies; and foreign securities, including depositary receipts and emerging market issues.

Asset allocation views may be expressed through equity securities, fixed income securities, money market instruments and other assets.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests significantly in equities. As with any equity fund, the value of your investment in this Portfolio may fluctuate in response to stock market movements. In addition, individual stocks selected for the Portfolio may underperform the market generally for a variety of reasons, including poor company earnings results.

- 1 -	Anchor Series Trust

PORTFOLIO SUMMARY: ASSET ALLOCATION PORTFOLIO

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Preferred Stock Risk. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Deferred dividend payments by an issuer of preferred stock could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.

Management Risk. The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Fixed Income Securities Risk. The Portfolio invests significantly in various types of fixed income securities. As a result, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by issuers of fixed income securities. As interest rates rise, the prices for fixed income securities typically fall, and as interest rates fall, the prices typically rise. To the extent that the Portfolio is invested in the bond market, movements in the bond market may affect its performance.

U.S. Government Securities Risk. Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. The maximum potential liability of the issuers of some U.S. Government securities held by the Portfolio may greatly exceed their current resources, including their legal right of support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Portfolio might not be able to recover its investment from the U.S. Government.

Credit Risk. The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. An issuer held in this Portfolio may not be able to honor its financial obligations, including its obligations to the Portfolio.

Junk Bond Risk. High yield, high risk bonds commonly known as “junk bonds” are generally subject to greater credit risks than higher-grade bonds. Junk bonds are considered speculative, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments and may be difficult to sell at a desired price, or at all, during periods of uncertainty or market turmoil.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Convertible Securities Risk. The values of the convertible securities in which the Portfolio may invest will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends; their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time unfavorable to the Portfolio.

Warrants and Rights Risk. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying securities and therefore are highly volatile and speculative investments.

Real Estate Industry Risk. Risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, changes in the appeal of properties to tenants and increases in interest rates. If the

- 2 -	Anchor Series Trust

PORTFOLIO SUMMARY: ASSET ALLOCATION PORTFOLIO

Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. In addition, REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from registration under the Investment Company Act of 1940. REITs may be leveraged, which increases risk.

Investment Company Risk. The risks of the Portfolio owning other investment companies, including exchange-traded funds (“ETFs”), generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in these investments could result in their being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying the other investment companies purchased or sold by the Portfolio could result in losses on the Portfolio’s investment in such securities. Other investment companies also have management fees that increase their costs versus owning the underlying securities directly.

Foreign Investment Risk. The Portfolio’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Emerging Markets Risk. Risks associated with investments in emerging markets may include delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments, and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.

Depositary Receipts Risk. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index, the Barclays U.S. Aggregate Bond Index and a Blended Index. The Blended Index consists of 40% Barclays U.S. Aggregate Bond Index and 60% S&P 500® Index. The subadviser believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Blended Index are intended to approximate the allocation of the Portfolio’s assets, but at any given time may not be indicative of the actual allocation of Portfolio assets among market sectors or types of investments. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 12.53% (quarter ended September 30, 2009) and the lowest return for a quarter was –13.36% (quarter ended December 31, 2008).

- 3 -	Anchor Series Trust

PORTFOLIO SUMMARY: ASSET ALLOCATION PORTFOLIO

Average Annual Total Returns (For the periods ended December 31, 2014)

	1 Year	5 Years	10 Years
Class 1 Shares	7.41%	10.26%	6.87%
Class 2 Shares	7.31%	10.09%	6.71%
Class 3 Shares	7.23%	9.98%	6.60%
S&P 500 Index	13.69%	15.45%	7.67%
Barclays U.S. Aggregate Bond Index	5.97%	4.45%	4.71%
Blended Index	10.62%	11.18%	6.77%

Investment Adviser

The Portfolio’s investment adviser is SunAmerica Asset Management, LLC. The Portfolio is subadvised by Edge Asset Management, Inc.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title

Charlie Averill, CFA	2010	Portfolio Manager

Todd Jablonski, CFA	2010	Portfolio Manager

For important information about purchases and sales of portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 29.

- 4 -	Anchor Series Trust

PORTFOLIO SUMMARY: CAPITAL APPRECIATION PORTFOLIO

Investment Goal

The investment goal of the Capital Appreciation Portfolio (the “Portfolio”) is long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.70%	0.70%	0.70%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.04%	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.74%	0.89%	0.99%

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$76	$237	$411	$918
Class 2 Shares	91	284	493	1,096
Class 3 Shares	101	315	547	1,213

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 91% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio’s principal investment strategy is to invest primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach. The Portfolio uses an active trading strategy to achieve its investment goal.

The Portfolio will principally invest in equity securities of large-, mid- and small-cap companies. The Portfolio may also invest in foreign equity securities, including depositary receipts (up to 30% of total assets).

A “growth” philosophy — that of investing in securities believed to offer the potential for capital appreciation — focuses on securities of companies that may have one or more of the following characteristics: accelerating or high revenue growth, improving profit margins, or improving balance sheets.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests primarily in equities. As with any equity fund, the value of your investment in this Portfolio may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the Portfolio. In addition, individual stocks selected for the Portfolio may underperform the market generally for a variety of reasons, including poor company earnings results.

Foreign Investment Risk. The Portfolio’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

- 5 -	Anchor Series Trust

PORTFOLIO SUMMARY: CAPITAL APPRECIATION PORTFOLIO

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Management Risk. The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Growth Stocks Risk. Growth stocks can be volatile for several reasons. Since the issuers of growth stocks usually reinvest a high portion of earnings in their own business, growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks. However, the market rewards growth stocks with price increases when expectations are met or exceeded.

Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller market capitalization companies.

Small- and Medium-Sized Companies Risk. Securities of small and medium sized companies are usually more volatile and entail greater risks than securities of large companies.

Depositary Receipts Risk. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 3000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 21.32% (quarter ended March 31, 2012) and the lowest return for a quarter was –22.19% (quarter ended December 31, 2008).

Average Annual Total Returns (For the periods ended December 31, 2014)

	1 Year	5 Years	10 Years
Class 1 Shares	15.26%	17.22%	11.11%
Class 2 Shares	15.08%	17.04%	10.94%
Class 3 Shares	14.96%	16.92%	10.83%
Russell 3000® Growth Index	12.44%	15.89%	8.50%

- 6 -	Anchor Series Trust

PORTFOLIO SUMMARY: CAPITAL APPRECIATION PORTFOLIO

Investment Adviser

The Portfolio’s investment adviser is SunAmerica Asset Management, LLC. The Portfolio is subadvised by Wellington Management Company LLP.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title

Stephen C. Mortimer	2006	Senior Managing Director and Equity Portfolio Manager

Michael T. Carmen, CFA	2010	Senior Managing Director and Equity Portfolio Manager

For important information about purchases and sales of portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 29.

- 7 -	Anchor Series Trust

PORTFOLIO SUMMARY: GOVERNMENT AND QUALITY BOND PORTFOLIO

Investment Goal

The investment goal of the Government and Quality Bond Portfolio (the “Portfolio”) is relatively high current income, liquidity and security of principal.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.54%	0.54%	0.54%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.04%	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.58%	0.73%	0.83%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$59	$186	$324	$726
Class 2 Shares	75	233	406	906
Class 3 Shares	85	265	460	1,025

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 128% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio’s principal investment strategy is to invest, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by Standard & Poor’s Corporation (“S&P”) or Aa3 or better by Moody’s Investor Service, Inc. (“Moody’s”) or its equivalent by any other nationally recognized statistical rating organization (“NRSRO”)).

The Portfolio will principally invest in fixed income securities, including U.S. Government securities, mortgage-backed securities, asset-backed securities, and high quality corporate bonds. Corporate bonds rated lower than AA- by S&P but not lower than A- (or lower than Aa3 by Moody’s but not lower than A3), or its equivalent by another NRSRO, may comprise up to 20% of the Portfolio’s net assets. The Portfolio may use an active trading strategy to achieve its objective.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

U.S. Government Securities Risk. Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. The maximum potential liability of the issuers of some U.S. Government securities held by the Portfolio may greatly exceed their current resources, including their legal right of support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Portfolio might not be able to recover its investment from the U.S. Government.

Fixed Income Securities Risk. The Portfolio invests significantly in various types of fixed income securities. As a result, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by issuers of fixed income securities. As interest rates rise, the prices for fixed income securities typically fall, and as interest rates fall, the prices typically rise. To the extent that the Portfolio is invested in the bond market, movements in the bond market may affect its

- 8 -	Anchor Series Trust

PORTFOLIO SUMMARY: GOVERNMENT AND QUALITY BOND PORTFOLIO

performance. In addition, individual fixed income securities selected for this Portfolio may underperform the market generally.

Credit Risk. The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. An issuer held in this Portfolio may not be able to honor its financial obligations, including its obligations to the Portfolio.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Management Risk. The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Barclays U.S. Aggregate A or Better Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 3.65% (quarter ended September 30, 2011) and the lowest return for a quarter was -2.12% (quarter ended June 30, 2013).

Average Annual Total Returns (For the periods ended December 31, 2014)

	1 Year	5 Years	10 Years
Class 1 Shares	5.19%	3.74%	3.95%
Class 2 Shares	4.99%	3.58%	3.79%
Class 3 Shares	4.87%	3.48%	3.69%
Barclays U.S. Aggregate A or Better Index	5.66%	4.13%	4.54%

-9 -	Anchor Series Trust

PORTFOLIO SUMMARY: GOVERNMENT AND QUALITY BOND PORTFOLIO

Investment Adviser

The Portfolio’s investment adviser is SunAmerica Asset Management, LLC. The Portfolio is subadvised by Wellington Management Company LLP.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title

Glen M. Goldman	2011	Managing Director
		and Fixed Income
		Portfolio Manager

Michael E. Stack, CFA	2014	Senior Managing
		Director and Fixed
		Income Portfolio
		Manager

For important information about purchases and sales of portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 29.

- 10 -	Anchor Series Trust

PORTFOLIO SUMMARY: GROWTH AND INCOME PORTFOLIO

Investment Goal

The investment goal of the Growth and Income Portfolio (the “Portfolio”) is long-term capital appreciation and current income.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Class 1
Management Fees	0.69%
Service (12b-1) Fees	None
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.77%

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$79	$246	$428	$954

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio’s principal investment strategy is to invest primarily (at least 65% of total assets) in core equity securities. “Core equity securities” are stocks, primarily of well-established companies, diversified by industry and company type that are selected based on their predictable or anticipated earnings growth and best relative value.

The Portfolio will principally invest in equity securities of large- and mid-cap companies, and is broadly diversified by industry and company.

The Portfolio’s investment philosophy is based on the belief that the quality and persistence of a company’s business is often not reflected in its current stock price. Central to the investment process is intense, fundamental research focused on uncovering companies with improving quality metrics, business momentum, and attractive relative valuations (known as “quantitative investing”). Portfolio construction emphasizes stock specific risk while minimizing other sources of risks versus the index.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests primarily in equities. As with any equity fund, the value of your investment in this Portfolio may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the Portfolio. In addition, individual stocks selected for the Portfolio may underperform the market generally for a variety of reasons, including poor company earnings results.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

- 11 -	Anchor Series Trust

PORTFOLIO SUMMARY: GROWTH AND INCOME PORTFOLIO

Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller market capitalization companies.

Medium Sized Companies Risk. Securities of medium sized companies are usually more volatile and entail greater risks than securities of large companies.

Management Risk. The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Quantitative Investing Risk. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments from the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 18.71% (quarter ended September 30, 2009) and the lowest return for a quarter was –25.11% (quarter ended December 31, 2008).

Average Annual Total Returns (For the periods ended December 31, 2014)

	1 Year	5 Years	10 Years

Class 1 Shares	13.45%	12.47%	6.56%
S&P 500 ® Index	13.69%	15.45%	7.67%

Investment Adviser

The Portfolio’s investment adviser is SunAmerica Asset Management, LLC. The Portfolio is subadvised by Wellington Management Company LLP.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title

Mammen Chally, CFA	2013	Senior Managing Director and Equity Portfolio Manager

For important information about purchases and sales of portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to “Important Additional Information” on page 29.

- 12 -	Anchor Series Trust

PORTFOLIO SUMMARY: GROWTH PORTFOLIO

Investment Goal

The investment goal of the Growth Portfolio (the “Portfolio”) is capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.69%	0.69%	0.69%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.05%	0.05%	0.05%
Total Annual Portfolio Operating Expenses	0.74%	0.89%	0.99%

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$76	$237	$411	$918
Class 2 Shares	91	284	493	1,096
Class 3 Shares	101	315	547	1,213

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 118% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio’s principal investment strategy is to invest in a portfolio of common stocks of companies that is widely diversified by industry and company. The Portfolio may invest in companies of any size, including small and medium-sized companies, and may invest up to 25% of its total assets in foreign equity securities, including depositary receipts.

The subadviser allocates the management of the Portfolio to individual portfolio managers or teams who make independent investment decisions based on their own investment strategies. Each portfolio manager or team uses bottom-up investment analysis and is focused on capital appreciation and manages their portion of the Portfolio according to their own distinct investment processes. Together the strategies provide an opportunistic, flexible and diversified profile representing a wide range of investment philosophies, companies, industries and market capitalizations. The subadviser allocates the assets of the Portfolio to the various managers or teams based on a variety of factors, including a qualitative understanding of each underlying portfolio manager and their process. The Portfolio may use an active trading strategy to achieve its objective.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests primarily in equities. As with any equity fund, the value of your investment in this Portfolio may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the Portfolio. In addition, individual stocks selected for the Portfolio may underperform the market generally for a variety of reasons, including poor company earnings results.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the

- 13 -	Anchor Series Trust

PORTFOLIO SUMMARY: GROWTH PORTFOLIO

Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller market capitalization companies.

Small- and Medium-Sized Companies Risk. Securities of small and medium sized companies are usually more volatile and entail greater risks than securities of large companies.

Management Risk. The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Foreign Investment Risk. The Portfolio’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Depositary Receipts Risk. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 3000® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 21.37% (quarter ended September 30, 2009) and the lowest return for a quarter was –26.73% (quarter ended December 31, 2008).

Average Annual Total Returns (For the periods ended December 31, 2014)

	1 Year	5 Years	10 Years

Class 1 Shares	7.48%	12.11%	6.92%
Class 2 Shares	7.28%	11.94%	6.76%
Class 3 Shares	7.18%	11.84%	6.66%
Russell 3000® Index	12.56%	15.63%	7.94%

- 14 -	Anchor Series Trust

PORTFOLIO SUMMARY: GROWTH PORTFOLIO

Investment Adviser

The Portfolio’s investment adviser is SunAmerica Asset Management, LLC. The Portfolio is subadvised by Wellington Management Company LLP.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title

Kent M. Stahl, CFA	2014	Senior Managing Director and Director of Investments and Risk Management

Gregg R. Thomas, CFA	2014	Senior Managing Director and Director of Risk Management

For important information about purchases and sales of portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to “Important Additional Information” on page 29.

- 15 -	Anchor Series Trust

PORTFOLIO SUMMARY: NATURAL RESOURCES PORTFOLIO

Investment Goal

The investment goal of the Natural Resources Portfolio (the “Portfolio”) is total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.75%	0.75%	0.75%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.07%	0.07%	0.07%
Total Annual Portfolio Operating Expenses	0.82%	0.97%	1.07%

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$84	$262	$455	$1,014
Class 2 Shares	99	309	536	1,190
Class 3 Shares	109	340	590	1,306

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 91% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio’s principal investment strategy is to invest primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation with a value-style investment approach. Under normal market circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metals, mining and forest products. The subadviser considers a company to be in the natural resources industry if at the time of investment at least 50% of the company’s assets, revenues or profits are derived from natural resources or if an independent industry source considers it to be in these industries.

The Portfolio will principally invest in equity securities of large-, mid- and small-cap companies, and in foreign equity securities, including emerging market securities. The Portfolio may also invest in preferred stocks.

A “value” philosophy — that of investing in securities believed to be undervalued in the market — often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria are generally calculated to identify stocks of companies with solid financial strength and generous dividend yields that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category. “Total return” is a measure of performance which combines all elements of return including income and capital appreciation.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Natural Resources Risk. The Portfolio will be subject to certain risks specific to investing in the natural resources industry. Investments in securities related to precious metals and minerals are considered speculative. Prices of precious metals may fluctuate sharply over short time periods due to changes in inflation or expectations regarding inflation in various countries; metal sales by governments, central banks or international agencies; investment speculation; changes in industrial and

- 16 -	Anchor Series Trust

PORTFOLIO SUMMARY: NATURAL RESOURCES PORTFOLIO

commercial demand; and governmental prohibitions or restrictions on the private ownership of certain precious metals or minerals.

In addition, the market price of securities that are tied into the market price of a natural resource will fluctuate on the basis of the natural resource. However, there may not be a perfect correlation between the movements of the asset-based security and the market price of the underlying natural resource. Further, these securities typically bear interest or pay dividends at below market rates, and in certain cases at nominal rates. The Portfolio’s investments in natural resources securities exposes it to greater risk than a portfolio less concentrated in a group of related industries.

Equity Securities Risk. The Portfolio invests primarily in equities. As with any equity fund, the value of your investment in this Portfolio may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the Portfolio. In addition, individual stocks selected for the Portfolio may underperform the market generally for a variety of reasons, including poor company earnings results.

Value Stocks Risk. The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market while the market concentrates on growth stocks.

Preferred Stock Risk. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Deferred dividend payments by an issuer of preferred stock could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Management Risk. The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Foreign Investment Risk. The Portfolio’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Emerging Markets Risk. Risks associated with investments in emerging markets may include delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments, and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.

Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller market capitalization companies.

Small- and Medium-Sized Companies Risk. Securities of small and medium sized companies are usually more volatile and entail greater risks than securities of large companies.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of each of the S&P 500® Index, MSCI AWCI Energy Index, the MSCI ACWI Metals & Mining Index and a Blended Index. The Blended Index consists of 65% MSCI AWCI Energy Index and 35% MSCI ACWI Metals & Mining Index. The Blended Index is intended to be more representative of the market sectors in which the Portfolio invests pursuant to its stated investment strategies than any individual benchmark index. The weightings of the components of the Blended Index are intended to approximate the allocation of the Portfolio’s assets, but at any given time may not be indicative of the actual allocation of Portfolio assets among market sectors or types of investments. Fees and expenses incurred at the contract level are not reflected

- 17 -	Anchor Series Trust

PORTFOLIO SUMMARY: NATURAL RESOURCES PORTFOLIO

in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 26.10% (quarter ended June 30, 2009) and the lowest return for a quarter was –36.28% (quarter ended September 30, 2008).

Average Annual Total Returns (For the periods ended December 31, 2014)

	1 Year	5 Years	10 Years
Class 1 Shares	-18.53%	-3.73%	5.32%
Class 2 Shares	-18.68%	-3.87%	5.16%
Class 3 Shares	-18.74%	-3.97%	5.06%
S&P 500® Index	13.69%	15.45%	7.67%
MSCI ACWI Energy Index	-12.92%	2.31%	6.45%
MSCI ACWI Metals & Mining Index	-18.95%	-9.58%	3.90%
Blended Index	-14.86%	-1.78%	5.89%

Investment Adviser

The Portfolio’s investment adviser is SunAmerica Asset Management, LLC. The Portfolio is subadvised by Wellington Management Company LLP.

Portfolio Manager

Name	Portfolio Manager of the Portfolio Since	Title

Jay Bhutani	2010	Managing Director and Global Industry Analyst

For important information about purchases and sales of portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 29.

- 18 -	Anchor Series Trust

PORTFOLIO SUMMARY: SA BLACKROCK MULTI-ASSET INCOME PORTFOLIO

Investment Goals

The investment goal of the SA BlackRock Multi-Asset Income Portfolio (the “Portfolio”) is current income with a secondary goal of capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

	Class 1	Class 3
Management Fee	1.00%	1.00%
Service (12b-1) Fees	None	0.25%
Other Expenses	1.22%	1.26%
Acquired Fund Fees and Expenses[2]	0.36%	0.36%
Total Annual Portfolio Operating Expenses	2.58%	2.87%
Less Fee Waivers and/or Reimbursements[1,3]	-1.64%	-1.68%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Reimbursements	0.94%	1.19%

[1]	Pursuant to a Fee Waiver Agreement, SunAmerica Asset Management, LLC (“SAAMCo”) is contractually obligated to waive a portion of its management fees with respect to the Portfolio so that the management fee rate payable by the Portfolio to SAAMCo is 0.80% of the Portfolio’s average daily net assets on the first $100 million, 0.77% on the next $400 million, 0.75% on the next $500 million and 0.72% thereafter. This Fee Waiver Agreement became effective on January 12, 2015 and will continue in effect until April 30, 2016.
[2]	Acquired Fund Fees and Expenses are based on estimates for the current fiscal year.
[3]	SAAMCo has contractually agreed to waive its fees and/or reimburse the expenses of the Portfolio until April 30, 2016, so that the Portfolio’s “Total Annual Portfolio Operating Expenses After Fee Waivers and/or Reimbursements” does not exceed 0.58% for Class 1 shares and 0.83% for Class 3 shares, respectively. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses as determined under generally accepted accounting principles, such as litigation, acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Trust’s business on behalf of the Portfolio. Any waivers or reimbursements made by SAAMCo with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of any such waivers and/or reimbursements, provided that the Portfolio is able to effect such payment to SAAMCo and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements occurred. This agreement may be terminated prior to April 30, 2016 by the Board of Trustees, including a majority of the independent trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all fee waivers and/or reimbursements remain in place until April 30, 2016. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$96	$646	$1,223	$2,792
Class 3 Shares	121	730	1,365	3,074

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 88% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio’s principal investment strategy is to actively allocate the Portfolio’s assets among a broad range of income-producing investments, including fixed income securities and equity securities. The Portfolio may invest up to 100% of its assets in fixed income securities and up to 80% of its assets in equity securities. The Portfolio may also invest all or a portion of its assets in exchange-traded funds (“ETFs”), including ETFs affiliated with the Portfolio’s subadviser, that provide exposure to fixed income securities, equity securities or other asset classes. When selecting investments for the Portfolio, the Portfolio’s subadviser employs a tactical asset allocation strategy that seeks to allocate assets across a broad range of income-producing investments, while also employing a proprietary volatility control process that seeks to reduce risk when market volatility is expected to exceed normal ranges.

The fixed income securities in which the Portfolio intends to invest, or obtain exposure to through investments in ETFs, include corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities and government obligations. The Portfolio may invest in, or obtain exposure to, fixed income securities that are rated investment grade or below investment grade (commonly referred to as high-yield or “junk”

-19 -	Anchor Series Trust

PORTFOLIO SUMMARY: SA BLACKROCK MULTI-ASSET INCOME PORTFOLIO

bonds), and may at times allocate a significant portion of its assets to below investment grade securities (including distressed securities). The fixed income securities in which the Portfolio intends to invest, or obtain exposure to, may be those of U.S. or foreign (non-U.S.) issuers, including emerging market issuers, and may be denominated in U.S. dollars or foreign currencies. The Portfolio may invest in fixed income securities of any maturity and the Portfolio does not have any policy with respect to average duration or average maturity. The average duration of the Portfolio is determined at the discretion of the portfolio managers and is expected to vary based on market conditions, interest rates and other factors.

The equity securities in which the Portfolio intends to invest, or obtain exposure to through investments in ETFs, include common stock, preferred stock and securities convertible into common and preferred stock. The Portfolio generally intends to invest in dividend paying stocks. The Portfolio may invest in, or obtain exposure to, equity securities of companies of any market capitalization. The equity securities in which the Portfolio intends to invest, or obtain exposure to, may be those of U.S. or foreign issuers, including emerging market issuers, and may be denominated in U.S. dollars or foreign currencies.

The Portfolio may also invest in master limited partnerships (“MLPs”), U.S. and foreign real estate investment trusts (“REITs”) and floating rate securities (including floating rate loans). The Portfolio may invest in structured notes that provide exposure to covered call options or other types of financial instruments. The Portfolio may invest up to 15% of its total assets in collateralized debt obligations (“CDOs”), including collateralized loan obligations (“CLOs”).

The Portfolio may use derivative instruments, including futures or options, total return swaps and foreign currency contracts. The Portfolio may also engage in option writing to generate additional income in the Portfolio. The Portfolio typically uses derivatives to obtain investment exposure to certain asset classes or securities, to enhance return and/or as part of a strategy designed to reduce exposure or risk. The Portfolio also uses currency forward contracts and interest rate futures to manage foreign currency, duration and yield curve positioning within the fixed income portion of the Portfolio.

The Portfolio may allocate without limitation assets into cash or short-term fixed income securities, and away from riskier assets such as equity and high yield fixed income securities. When volatility decreases, the Portfolio may move assets out of cash and back into riskier securities. The Portfolio may, at times, invest significantly in cash.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio. These risks may apply as a result of the Portfolio’s direct investments in securities or other instruments or through its exposure to the underlying securities and other instruments held by the ETFs in which the Portfolio invests.

Fixed Income Securities Risk. The Portfolio invests significantly in, or obtains significant exposure to, various types of fixed income securities. As a result, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by issuers of fixed income securities. To the extent the Portfolio is invested in the bond market, movements in the bond market may affect its performance. In addition, individual fixed income securities selected for the Portfolio may underperform the market generally.

Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise, the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Credit Risk. The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. An issuer held in the Portfolio may not be able to honor its financial obligations, including its obligations to the Portfolio.

Prepayment Risk. Prepayment risk is the possibility that the principal of a loan or fixed income security may be prepaid prior to its maturity. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. The overall interest rate environment, general business conditions, an issuer’s or borrower’s financial condition and competitive conditions among lenders are also factors that may increase or decrease the frequency of prepayments. Prepayments may reduce the potential for price gains and may result in the Portfolio having to reinvest proceeds of these securities at lower interest rates.

Junk Bond Risk. The Portfolio may invest in, or obtain exposure to, high-yield, high risk bonds commonly known as “junk bonds,” which are considered speculative. Junk bonds carry a substantial risk of default or of changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase. A junk bond’s market price may fluctuate more than

-20 -	Anchor Series Trust

PORTFOLIO SUMMARY: SA BLACKROCK MULTI-ASSET INCOME PORTFOLIO

higher-quality securities and may decline significantly. In addition, it may be more difficult for the Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force the Portfolio to replace the security with a lower yielding security. If this occurs, it will decrease the value of your investment in the Portfolio.

Distressed Securities Risk. Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Portfolio will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Portfolio may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities. Mortgage-backed securities are subject to prepayment risk (described above) and extension risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Convertible Securities Risk. The values of the convertible securities in which the Portfolio may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock or preferred stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time unfavorable to the Portfolio.

Foreign Sovereign Debt Risk. Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political, social and economic considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.

U.S. Government Securities Risk. The Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. The maximum potential liability of the issuers of some U.S. Government securities held by the Portfolio may greatly exceed their current resources, including their legal right of support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Portfolio might not be able to recover its investment from the U.S. Government.

Equity Securities Risk. The Portfolio invests significantly in, or obtains significant exposure to, equities. As a result, the value of your investment in this Portfolio may fluctuate in response to stock market movements. In addition, individual stocks selected for the Portfolio may underperform the market generally for a variety of reasons, including poor company earnings results. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which the prices of “growth” stocks in general have fallen, or vice versa.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Preferred Stock Risk. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stock usually does not require the issuer to pay dividends and may permit the issuer to defer dividend payments. Deferred dividend payments could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.

Small- and Medium-Sized Companies Risk. Securities of small and medium sized companies are usually more volatile and entail greater risks than securities of large companies.

Foreign Investment Risk. Investments in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign

-21 -	Anchor Series Trust

PORTFOLIO SUMMARY: SA BLACKROCK MULTI-ASSET INCOME PORTFOLIO

currencies may negatively affect the value of an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions by the United States or other governments. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an emerging market. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

Emerging Markets Risk. The risks associated with investments in foreign securities are heightened in connection with investments in the securities of issuers in developing or “emerging market” countries. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. Risks associated with investments in emerging markets may include delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United Stated or other governments, and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.

Currency Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar denominated securities.

ETF Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Portfolio could lose money investing in an ETF.

Affiliated Fund Risk. The Portfolio’s subadviser selects the ETFs in which the Portfolio may invest, including ETFs that are affiliated with the subadviser. As a result, the subadviser may be subject to potential conflicts of interest in selecting the affiliated ETFs because of the fees payable by the ETFs to the subadviser and also because the fees payable to it by some of these ETFs are higher than the fees payable by other ETFs. However, the subadviser has a fiduciary duty to act in the Portfolio’s best interests when selecting the ETFs.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Management Risk. The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.

MLP Risk. The interests or “units” of an MLP are listed and traded on securities exchanges or in the over-the-counter market and their value fluctuates predominantly based on prevailing market conditions and the success of the MLP. MLPs carry many of the risks inherent in investing in a partnership. Unit holders of an MLP may not be afforded corporate protections to the same extent as shareholders of a corporation. In addition, unlike owners of common stock of a corporation, holders of common units of an MLP may have more limited control and limited rights to vote on matters affecting the MLP and have no ability to elect directors annually. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

REIT Risk. Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Internal Revenue Code of 1986, as amended, (the “Code”) requires), and are subject to the risks of financing projects. REITs are also subject to interest rate risks. The Portfolio will indirectly bear its proportionate share of any management and other expenses that may be charged by the REITs in which it invests, in addition to the expenses paid by the Portfolio.

Structured Notes Risk. Structured notes and other related instruments are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference measure”). The purchase of structured notes exposes the Portfolio to the credit risk of the issuer of the structured product. Structured notes may be leveraged, increasing the volatility of each structured note’s value relative

- 22 -	Anchor Series Trust

PORTFOLIO SUMMARY: SA BLACKROCK MULTI-ASSET INCOME PORTFOLIO

to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.

Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by another security, index or benchmark (e.g., stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging as described below and in the Glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

Forwards. Forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, the Portfolio faces the risk that its counterparties may not perform their obligations. Forward contracts are not regulated by the Commodity Futures Trading Commission (the “CFTC”) and therefore, the Portfolio will not receive any benefit of CFTC regulation when trading forwards.

Futures. The risks associated with the Portfolio’s use of futures contracts include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times.

Options. An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A portfolio that purchases options is subject to the risk of a complete loss of premiums. The use of options for risk management or hedging purposes may not be successful, resulting in losses to the Portfolio. In addition, the cost of hedging may reduce the Portfolio’s returns.

Swaps. Swap agreements involve the risk that the party with whom the Portfolio has entered into the swap will default on its obligation to pay the Portfolio and the risk that the Portfolio will not be able to meet its obligations to pay the other party to the agreement.

CDO Risk. A CDO is an asset-backed security whose underlying collateral is typically a portfolio of bonds, bank loans, other structured finance securities and/or synthetic instruments. Where the underlying collateral is a portfolio of bonds, a CDO is referred to as a collateralized bond obligation (“CBO”). Where the underlying collateral is a portfolio of bank loans, a CDO is referred to as a CLO. Investors in CDOs bear the credit risk of the underlying collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. CDOs are subject to the same risk of prepayment described with respect to certain mortgage-related and asset-backed securities. The value of CDOs may be affected by changes in the market’s perception of the creditworthiness of the servicing agent for the pool or the originator.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.

Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

Active Trading Risk. A strategy whereby the Portfolio may engage in frequent trading of securities to achieve its investment goals. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance. During periods of increased market volatility, active trading may be more pronounced. In the “Financial Highlights” section we provide the Portfolio’s portfolio turnover rate for each of the last five fiscal years.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of each of the S&P 500® Index, the Barclays U.S. Aggregate Bond Index, the Citigroup 3-Month Treasury Bill Index, the MSCI World Index, and two Blended Indices. Effective January 12, 2015, in connection with a change in its principal investment strategies, the Portfolio changed its blended index from 60% S&P 500® Index, 35% Barclays U.S. Aggregate Bond Index and 5% Citigroup 3-Month Treasury Bill Index (the “Old Blended Index”) to 50% MSCI World Index and 50% Barclays U.S. Aggregate Bond Index (the “New Blended Index”). The Portfolio believes that the New Blended Index may be more

-23 -	Anchor Series Trust

PORTFOLIO SUMMARY: SA BLACKROCK MULTI-ASSET INCOME PORTFOLIO

representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Effective January 12, 2015, the Portfolio’s investment goal and principal investment strategies were changed and BlackRock Investment Management, LLC became the subadviser to the Portfolio. The Portfolio’s performance prior to January 12, 2015 is not attributable to the Portfolio’s current subadviser or to its current investment strategies.

Class 1 Shares

During the 10-year period shown in the bar chart, the highest return for a quarter was 12.82% (quarter ended September 30, 2009) and the lowest return for a quarter was -15.34% (quarter ended December 31, 2008).

Average Annual Total Returns (For the periods ended December 31, 2014)

	1 Year	5 Years	10 Years	Since Inception (10-08-12)
Class 1 Shares	9.68%	8.77%	5.44%	N/A
Class 3 Shares	9.47%	N/A	N/A	11.25%
S&P 500® Index	13.69%	15.45%	7.67%	19.12%
Barclays U.S. Aggregate Bond Index	5.97%	4.45%	4.71%	1.89%
Citigroup 3-Month Treasury Bill Index	0.03%	0.07%	1.46%	0.05%
MSCI World Index	4.94%	10.20%	6.03%	13.94%
Old Blended Index	10.30%	10.94%	6.60%	11.92%
New Blended Index	5.53%	7.59%	5.71%	7.86%

Investment Adviser

The Portfolio’s investment adviser is SunAmerica Asset Management, LLC. The Portfolio is subadvised by BlackRock Investment Management, LLC.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Michael Fredericks	2015	Managing Director of BlackRock, Inc.
Justin Christofel, CFA	2015	Director of BlackRock, Inc.
Alex Shingler, CFA	2015	Managing Director of BlackRock, Inc.

For important information about purchases and sales of portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 29.

- 24 -	Anchor Series Trust

PORTFOLIO SUMMARY: STRATEGIC MULTI-ASSET PORTFOLIO

Investment Goal

The investment goal of the Strategic Multi-Asset Portfolio (the “Portfolio”) is high long-term total investment return.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Class 1
Management Fees	1.00%
Service (12b-1) Fees	None
Other Expenses	0.70%
Total Annual Portfolio Operating Expenses	1.70%

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$173	$536	$923	$2,009

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 96% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio’s principal investment strategy is to actively allocate the Portfolio’s assets among U.S. and foreign, large, medium and small company equity securities, global fixed income securities (including high-yield, high-risk bonds) and cash to achieve total investment return. “Total investment return” is a measure of performance which combines all elements of return including income and capital appreciation.

The Portfolio will principally invest in equity securities of large-, mid- and small-cap companies, convertible securities, and foreign equity securities. The Portfolio will also principally invest in fixed income securities, including U.S. government securities, foreign fixed income securities, emerging market securities, asset-backed and mortgage-backed securities, corporate bonds and preferred stocks. The Portfolio will also make short-term investments.

In addition, the Portfolio may invest in derivative instruments, including equity index futures and interest rate futures. The Portfolio will use equity index futures and interest rate futures to increase or decrease exposure to equity and bond markets in connection with asset allocation decisions. The Portfolio may also use currency forwards and interest rate futures to manage foreign currency, duration and yield curve positioning within the Portfolio.

Asset allocation views may be expressed through equity, fixed income, money market instruments and other assets. The Portfolio may use an active trading strategy to achieve its objective.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests significantly in equities. As with any equity fund, the value of your investment in this Portfolio may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the Portfolio. In addition, individual stocks selected for the Portfolio may underperform the market generally for a variety of reasons, including poor company earnings results.

- 25 -	Anchor Series Trust

PORTFOLIO SUMMARY: STRATEGIC MULTI-ASSET PORTFOLIO

Preferred Stock Risk. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Deferred dividend payments by an issuer of preferred stock could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.

Convertible Securities Risk. The values of the convertible securities in which the Portfolio may invest will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends; their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time unfavorable to the Portfolio.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Management Risk. The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Fixed Income Securities Risk. The Portfolio invests significantly in various types of fixed income securities. As a result, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by issuers of fixed income securities. As interest rates rise, the prices for fixed income securities typically fall; and as interest rates fall, the prices typically rise. To the extent that the Portfolio is invested in the bond market, movements in the bond market may affect its performance. In addition, individual fixed income securities selected for this Portfolio may underperform the market generally.

Credit Risk. The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. An issuer held in this Portfolio may not be able to honor its financial obligations, including its obligations to the Portfolio.

Junk Bond Risk. High yield, high risk bonds commonly known as “junk bonds” are generally subject to greater credit risks than higher-grade bonds. Junk bonds are considered speculative, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments and may be difficult to sell at a desired price, or at all, during periods of uncertainty or market turmoil.

Foreign Investment Risk. The Portfolio’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Emerging Markets Risk. Risks associated with investments in emerging markets may include delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments, and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.

U.S. Government Securities Risk. Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. The maximum potential liability of the issuers of some U.S. Government securities held by the Portfolio may greatly exceed their current resources, including their legal right of support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Portfolio might not be able to recover its investment from the U.S. Government.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations

- 26 -	Anchor Series Trust

PORTFOLIO SUMMARY: STRATEGIC MULTI-ASSET PORTFOLIO

will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller market capitalization companies.

Small- and Medium-Sized Companies Risk. Securities of small and medium sized companies are usually more volatile and entail greater risks than securities of large companies.

Derivatives Risk. A derivative is any financial instrument whose value is based on and determined by another security, index or benchmark (e.g., stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging as described below and in the Glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

Currency Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar denominated securities.

Currency Transactions Risk. If changes in the currency exchange rates do not occur as anticipated, the Portfolio may lose money on forward currency transactions. The Portfolio’s ability to use forward foreign currency transactions successfully depends on a number of factors, including the forward foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of the portfolio managers to accurately predict the direction of changes in currency exchange rates. Currency exchange rates may be volatile. Currency transactions are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the MSCI ACWI Index, the Citigroup World Government Bond Index (U.S. $ hedged, ex-Switzerland), a Blended Index and the Citigroup 3-Month Treasury Bill Index. The Blended Index consists of 65% MSCI ACWI Index, 30% Citigroup World Government Bond Index (U.S. $ Hedged, ex-Switzerland), and 5% Citigroup 3-Month Treasury Bill Index. The Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests than any of the individual benchmark indices in that it includes both equity and fixed-income components. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

- 27 -	Anchor Series Trust

PORTFOLIO SUMMARY: STRATEGIC MULTI-ASSET PORTFOLIO

(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 14.00% (quarter ended September 30, 2009) and the lowest return for a quarter was –12.72% (quarter ended September 30, 2008).

Average Annual Total Returns (For the periods ended December 31, 2014)

	1 Year	5 Years	10 Years
Class 1 Shares	5.04%	9.46%	6.95%
MSCI ACWI Index	4.16%	9.17%	6.09%
Citigroup World Gov’t Bond Index (U.S. $ hedged, ex-Switzerland)	8.16%	4.27%	4.27%
Citigroup 3-Month Treasury Bill Index	0.03%	0.07%	1.46%
Blended Index	5.21%	7.51%	5.68%

Investment Adviser

The Portfolio’s investment adviser is SunAmerica Asset Management, LLC. The Portfolio is subadvised by Wellington Management Company LLP.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title

Evan S. Grace, CFA	2006	Managing Director, Asset Allocation Portfolio Manager and Strategist
Dáire T. Dunne, CFA	2012	Managing Director and Asset Allocation Strategist
Nicolas M. Choumenkovitch	2000	Senior Managing Director and Equity Portfolio Manager
Robert L. Evans	1998	Senior Managing Director and Fixed Income Portfolio Manager

For important information about purchases and sales of portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 29.

- 28 -	Anchor Series Trust

IMPORTANT ADDITIONAL INFORMATION

Purchases and Sales of Portfolio Shares

Shares of the Portfolios may only be purchased or redeemed through Variable Contracts offered by the separate accounts of participating life insurance companies. Shares of a Portfolio may be purchased and redeemed each day the New York Stock Exchange is open, at the Portfolio’s net asset value determined after receipt of a request in good order.

The Portfolios do not have any initial or subsequent investment minimums. However, your insurance company may impose investment or account value minimums.

Tax Information

The Portfolios will not be subject to federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income dividends or capital gain dividends; however, you may be subject to federal income tax (and a federal Medicare tax of 3.8% that applies to net investment income, including taxable annuity payments, if applicable) upon withdrawal from such tax deferred arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

The Portfolios are not sold directly to the general public but instead are offered as an underlying investment options for Variable Contracts. The Portfolios and their related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments create a conflict of interest as they may be a factor that the insurance company considers in including the Portfolios as underlying investment options in the Variable Contract. The prospectus (or other offering document) for your Variable Contract may contain additional information about these payments.

- 29 -	Anchor Series Trust

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT STRATEGIES AND INVESTMENT RISKS

Investment Selection

Each Portfolio, other than the Asset Allocation, Strategic Multi-Asset, Government and Quality Bond, and Growth Portfolios, buys and sells securities based on bottom-up investment analysis and individual security selection, with an aim to uncover opportunities with potential for price appreciation. A bottom-up investment approach searches for outstanding performance of individual stocks before considering the impact of economic or industry trends. Each Portfolio is managed using a proprietary fundamental analysis in order to select securities which are deemed to be consistent with the Portfolio’s investment objective and are priced attractively. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.

The Growth Portfolio’s subadviser allocates the management of the Portfolio to individual portfolio managers or teams who make independent investment decisions based on their own investment strategies. Each portfolio manager or team uses bottom-up investment analysis and is focused on total return or growth of capital and manages their portion of the Portfolio according to their own distinct investment processes. Each portfolio manager’s or team’s equity strategies are combined based on a variety of factors, leveraging the experience of the portfolio management team at the overall Portfolio level in risk management and portfolio construction. These portfolio construction techniques incorporate a qualitative understanding of each portfolio manager or team and their process along with quantitative techniques such as alpha correlation, style analysis, risk profile analysis and scenario/market environment analysis. Wellington Management structures the overall Portfolio in an attempt to minimize market factor and style biases and seeks to obtain the overall Portfolio’s investment objective by combining these different equity strategies into a single Portfolio. Wellington Management expects that the strategies in the aggregate will represent an opportunistic, flexible and diversified fund profile representing a wide range of investment philosophies, companies, industries and market capitalizations. While the individual portfolio managers or teams for the various equity investment strategies are given full discretion to manage their portion of the Portfolio, the overall portfolio management team is responsible for the addition or removal of investment strategies as well as allocating Portfolio assets among the component investment strategies.

The ETFs in which the SA BlackRock Multi-Asset Income Portfolio invests are selected primarily to achieve the target sector allocations set by the subadviser on an ongoing basis. Factors such as ETF classification, historical risk and performance, and the relationship to other ETFs are considered in the selection process. In selecting ETFs and fixed income investments, the subadviser evaluates sectors of the bond market including, but not limited to, U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations, asset-backed securities and corporate bonds. The subadviser may shift the Portfolio’s assets among these various sectors based upon changing market conditions. Securities and ETFs are purchased for the Portfolio when the subadviser believes that they have the potential for above-average total return.

Each of the Asset Allocation, Strategic Multi-Asset, and Government and Quality Bond Portfolios employ both a bottom-up and a top-down analysis in its investment approach. On an individual security basis, a Portfolio buys and sells securities based on bottom-up investment analysis, with an aim to uncover opportunities with potential for price appreciation. A bottom-up investment approach is described in the preceding paragraph. In addition, each Portfolio is managed using a proprietary top-down macro analysis for asset allocation among its different asset classes, countries, sectors and styles. Top-down macro analysis involves the assessment of such factors as trends in economic growth, inflation and the capital market environment.

Investment Strategies

The investment goal and principal investment strategy for each Portfolio may be changed by the Board of Trustees (the “Board”) without a shareholder vote. You will receive at least 60 days’ notice prior to any change to a Portfolio’s 80% investment policy.

In addition to the Portfolios’ principal investments discussed in their respective Portfolio Summaries, the Portfolios may from time-to-time invest in additional securities and utilize various investment techniques. We have identified below those non-principal investments and the risks associated with such investments. Refer to the Glossary for a description of the risks. In addition to those described herein, there are other securities and investment techniques in which the Portfolios may invest in limited instances, which are not described in this Prospectus. These securities and investment practices are listed in the Anchor Series Trust (the “Trust”) Statement of Additional Information, which you may obtain free of charge (see back cover).

A Glossary has been included in this Prospectus to define the investment and risk terminology used below and throughout the document. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in a Portfolio through one of the Variable Contracts.

Percentage limitations may be calculated based on the Portfolio’s total or net assets. “Total assets” means net assets

- 30 -	Anchor Series Trust

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT STRATEGIES AND INVESTMENT RISKS

plus liabilities (e.g., borrowings). If not specified as net assets, the percentage is calculated based on total assets.

From time to time, the Portfolios may take temporary defensive positions that are inconsistent with their principal investment strategies, in attempting to respond to adverse market,

economic, political, or other conditions. There is no limit on a Portfolio’s investments in money market securities for temporary defensive purposes. If a Portfolio takes such a temporary defensive position, it may not achieve its investment objective.

Asset Allocation Portfolio. The Portfolio may also invest in equity swaps, currency transactions, options, futures, forward commitments, mortgage dollar rolls, deferred interest bonds, illiquid securities, short-term investments, firm commitment agreements, when-issued/delayed-delivery transactions, zero coupon bonds, interest rate swaps, caps, floors and collars, loan participations and assignments, and hybrid instruments. Additional risks that the Portfolio may be subject to include:

•	Currency Risk
•	Derivatives Risk
•	Growth Stock Risk
•	Hedging Risk
•	Illiquidity Risk
•	Interest Rate Risk
•	Prepayment Risk
•	Small Company Risk
•	Settlement Risk

Capital Appreciation Portfolio. The Portfolio may also invest in currency transactions; illiquid securities, including private placements (up to 10%); forward commitments; when-issued/delayed-delivery transactions; special situations; forward contracts; ETFs; options, rights and warrants; and convertible securities (up to 20%). Additional risks that the Portfolio may be subject to include:

•	Convertible Security Risk
•	Currency Risk
•	Derivatives Risk
•	Investment Company Risk
•	Emerging Markets Risk
•	Growth Stock Risk
•	Hedging Risk
•	Illiquidity Risk
•	Settlement Risk

Government and Quality Bond Portfolio. The Portfolio may also invest in credit default swaps, including credit default swaps on indices (up to 10%); interest rate swaps, caps, floors and collars (up to 10%); total return swaps (up to 10%); illiquid securities (up to 10%); forward commitments and when-issued/delayed delivery transactions; municipal bonds (up to 10%); zero coupon bonds, foreign securities, futures, special situations, and rights and warrants. Additional risks that the Portfolio may be subject to include:

•	Convertible Securities Risk
•	Emerging Market Risk
•	Foreign Investment Risk
•	Prepayment Risk
•	Credit Default Swap Risk
•	Counterparty Risk
•	Settlement Risk
•	Derivatives Risk
•	Hedging Risk

Growth and Income Portfolio. The Portfolio may also invest in the equity securities of small-cap companies; currency transactions; ETFs; foreign equity securities (up to 10%); emerging market securities; illiquid securities (up to 10%); depositary receipts, forward commitments and when-issued/delayed-delivery transactions; and rights and warrants. Additional risks that the Portfolio may be subject to include:

•	Active Trading Risk
•	Currency Risk
•	Depositary Receipts Risk
•	Investment Company Risk
•	Derivatives Risk
•	Emerging Markets Risk
•	Small Sized Company Risk
•	Illiquidity Risk
•	Settlement Risk

Growth Portfolio. The Portfolio may also invest in currency transactions; emerging market securities; illiquid securities (up to 10%); forward commitments and when-issued/delayed delivery transactions; ETFs; special situations; rights and warrants; and convertible securities (up to 20%). Additional risks that the Portfolio may be subject to include:

•	Convertible Securities Risk
•	Currency Risk
•	Investment Company Risk
•	Emerging Markets Risk
•	Growth Stocks Risk
•	Illiquidity Risk
•	Settlement Risk

Natural Resources Portfolio. The Portfolio may also invest in currency transactions; depositary receipts; rights and warrants; forward commitments; other investment companies; illiquid

- 31 -	Anchor Series Trust

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT STRATEGIES AND INVESTMENT RISKS

securities (up to 10%); when-issued/delayed delivery transactions; special situations and REITs. Additional risks that the Portfolio may be subject to include:

•	Active Trading Risk
•	Convertible Securities Risk
•	Currency Risk
•	Depositary Receipts Risk
•	Derivatives Risk
•	Hedging Risk
•	Investment Company Risk
•	Illiquidity Risk
•	Real Estate Industry Risk
•	Settlement Risk

SA BlackRock Multi-Asset Income Portfolio. The Portfolio may also invest in credit default swaps, including credit default swaps on indices; initial public offerings (“IPOs”); illiquid securities; reverse repurchase agreements; dollar rolls; and forward commitments and when-issued/delayed delivery transactions. Additional risks that the Portfolio may be subject to include:

•	Credit Default Swap Risk
•	IPO Risk
•	Illiquidity Risk
•	Reverse Repurchase Agreements Risk
•	Roll Transactions Risk
•	Settlement Risk

Strategic Multi-Asset Portfolio. The Portfolio may also borrow for temporary or emergency purposes (up to 10%); invest in depositary receipts; invest in credit default swaps, including credit default swaps on indices (up to 10%); securities of emerging market issuers; ETFs; options; forward contracts; forward commitments; special situations; illiquid securities (up to 10%); and when-issued/delayed delivery transactions. Additional risks that the Portfolio may be subject to include:

•	Depositary Receipts Risk
•	Emerging Market Risk
•	Growth Stock Risk
•	Illiquidity Risk
•	Investment Company Risk
•	Interest Rate Risk
•	Prepayment Risk
•	Counterparty Risk
•	Credit Default Swap Risk
•	Settlement Risk

- 32 -	Anchor Series Trust

GLOSSARY

Investment Terminology

Asset-backed securities issued by trusts and special purpose corporations are backed by a pool of assets, such as credit card or automobile loan receivables representing the obligations of a number of different parties.

A bond includes all fixed-income securities other than short-term commercial paper and preferred stock.

Borrowing for temporary or emergency purposes involves the borrowing of cash or securities by a Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost a Portfolio interest expense and other fees. Borrowing may exaggerate changes in a Portfolio’s net asset value and the cost may reduce a Portfolio’s return.

A call option is a contract sold for a price giving its holder the right to buy a specific number of securities at a specific price prior to a specified date. A covered call option is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option.

A credit default swap is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no default or other designated credit event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a default or designated credit event does occur, the seller of credit protection must pay the buyer of credit protection the full value of the reference obligation. As the seller of credit protection, a Portfolio would effectively add leverage because, in addition to its net assets, such Portfolio would be subject to investment exposure on the par (or other agreed-upon) value it had undertaken to pay. Credit default swaps may be structured based on an index or the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, a particular number of defaults within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation).

Currency transactions include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance return.

Defensive investments include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

A derivative is a financial instrument, such as an option or futures contract, whose value is based on the performance of an underlying asset or an external benchmark, such as the price of a specified security or an index.

Emerging market securities are issued by companies located in emerging market countries. An emerging market country is generally one with a low or middle income economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by the subadviser.

Equity securities, such as common stocks, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as convertible preferred stock, convertible bonds, warrants and rights, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

•	Convertible securities are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

•	Market capitalization ranges. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding common stock (or similar securities) of the company at the time of purchase. The market capitalization of the companies in the Portfolios and the indices described below change over time. A Portfolio will not automatically sell or cease to purchase stock of a company that it already owns just because the company’s market capitalization grows or falls outside this range.

Large-Cap companies will generally include companies whose market capitalizations are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 1000® Index on May 31, 2014, the market capitalization range of the companies in the Index was approximately $2.2 billion to $545.2 billion.

Mid-Cap companies will generally include companies whose market capitalizations range from the market capitalization of the smallest company included in the Russell Midcap® Index to the market capitalization of the largest company in the Russell Midcap® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell Midcap® Index on May 31,

- 33 -	Anchor Series Trust

GLOSSARY

2014, the market capitalization range of the companies in the Index was $2.2 billion to $27.1 billion.

Small-Cap companies will generally include companies whose market capitalizations are equal to or less than the market capitalization of the largest company in the Russell 2000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 2000® Index on May 31, 2014, the market capitalization range of the companies in the Index was $169 million to $4 billion.

•	Warrants are rights to buy common stock of a company at a specified price during the life of the warrant.

•	Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

Exchange Traded Funds (“ETFs”) are a type of investment company bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risk of owning the underlying securities they are designed to track, although lack of liquidity in an ETF may result in its being more volatile than the underlying portfolio of securities. ETFs have management fees which increase their cost. The Portfolio’s ability to invest in ETFs is limited by the Investment Company Act of 1940 (the “1940 Act”).

A firm commitment is a buy order for delayed delivery in which a Portfolio agrees to purchase a security from a seller at a future date, stated price, and fixed yield. The agreement binds the seller as to delivery and binds the purchaser as to acceptance of delivery.

Fixed income securities are broadly classified as securities that provide for periodic payments, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. Investments in fixed income securities include:

•	Corporate debt instruments (bonds, notes and debentures) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.
•	High-quality instruments have a very strong capacity to pay interest and repay principal; they reflect the issuers’ high creditworthiness and low risk of default.

•	An investment grade fixed income security is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Adviser or Subadviser). The two best-known debt rating agencies are S&P and Moody’s. Investment grade refers to any security rated “BBB” or above by S&P or “Baa” or above by Moody’s.

•	A junk bond is a high risk bond that does not meet the credit quality standards of an investment grade security, and in many cases offers a high yield to maturity.

•	Pass-through securities involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and asset-backed securities.

•	Preferred stocks receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

•	U.S. Government securities are issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Some U.S. Government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. Government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

•	Zero-Coupon Bonds and Deferred Interest Bonds are debt obligations issued or purchased at a significant discount from face value. Certain zero coupon bonds (Discount Bonds) also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date.

- 34 -	Anchor Series Trust

GLOSSARY

Foreign securities are issued by companies located outside of the United States. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (“PFICs”), American Depositary Receipts (“ADRs”) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).

Hybrid instruments, such as indexed or structured securities, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

Illiquid/Restricted securities are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market. Illiquid securities include privately placed securities that are not readily marketable.

Income consists of interest payments from bonds or dividends from stocks.

Interest rate swaps, caps, floors and collars. Interest rate swaps involve the exchange by a Portfolio with another party of its respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

An IPO investment consists of the Portfolio’s purchase of shares issued as part of, or a short period after, companies’ IPOs. A portion of the Portfolio’s return may be attributable to the Portfolio’s investment in IPOs. IPO risk involves the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

Loan participations and assignments are investments in which a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower.

The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

MLPs are limited partnerships that are operated under the supervision of one or more managing general partners. The ownership interests/common units of an MLP are listed and publicly traded on U.S. securities exchanges or in the over-the-counter market. To qualify as an MLP for U.S. federal income tax purposes, an entity must receive at least 90% of its income from qualifying sources such as income and gain from certain mineral or natural resources activities or from the transportation or storage of certain fuels. In order to so qualify, most MLPs operate in the energy, natural resources, or real estate sectors.

Mortgage-backed securities directly or indirectly provide funds for mortgage loans made to residential home buyers. These include securities that represent interests in pools of mortgage loans made by lenders such as commercial banks, savings and loan institutions, mortgage bankers and others.

Municipal bonds. Fixed income securities include, among other things, municipal bonds which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income tax (“Municipal Bonds”). Municipal Bonds include debt securities which pay interest income that is subject to the alternative minimum tax. A Portfolio may invest in Municipal Bonds whose issuers pay interest on the Bonds from revenues from projects such as multifamily housing, nursing homes, electric utility systems, hospitals or life care facilities. Municipal bonds include residual interest bonds, which are bonds created by dividing the income stream of an underlying municipal bond in two parts, a variable rate security and a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Options and futures are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index. An option gives its owner the right, but not the obligation, to buy (“call”) or sell (“put”) a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc., at a specified future date and price.

REITs (real estate investment trusts) are trusts that invest primarily in commercial real estate, residential real estate, or

- 35 -	Anchor Series Trust

GLOSSARY

real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the REIT.

Registered investment companies are investments by a Portfolio in other investment companies which are registered in accordance with the federal securities laws.

Roll transactions involve the sale of mortgage or other asset-backed securities (“roll securities”) with the commitment to purchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date.

Short-term investments include money market securities such as short-term U.S. Government obligations, repurchase agreements, commercial paper, bankers’ acceptances and certificates of deposit. These securities may provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

A special situation arises when, in the opinion of the subadviser, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

Total return is a measure of performance which combines all elements of return including income and capital appreciation.

Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.

When-issued securities, delayed delivery and forward commitment transactions. The Portfolios may purchase or sell when-issued securities that have been authorized but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.

Yield is the annual dollar income received on an investment expressed as a percentage of the current or average price.

About the Indices

The Barclays U.S. Aggregate A or Better Index is a subset of the Barclays U.S. Aggregate Index and indices, which include index components for government and corporate bonds, agency mortgage pass-through securities, and asset-backed securities. However, the Barclays U.S. Aggregate A or Better Index excludes BBB bonds.

The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate bonds, mortgage pass-through securities, and asset-backed securities.

The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

The Citigroup World Government Bond Index (U.S. $ hedged, ex-Switzerland) is an equal weighted, total return benchmark designed to cover 20+ investment grade country bond markets. The eleven countries of the European Monetary Union count as one geographic region and, in aggregate, they receive one share of this equal-weighted index.

The MSCI ACWI Energy Index includes large and mid-cap securities across 23 Developed Markets (“DM”) countries and 21 Emerging Markets (“EM”) countries. All securities in the index are classified in the Energy sector as per the Global Industry Classification Standard (“GICS®”).

The MSCI ACWI Metals and Mining Index is composed of large and mid-cap stocks across 23 DM countries and 21 EM countries. All securities in the index are classified in the Metals & Mining industry (within the Materials sector) according to GICS®.

The MSCI ACWI Index is a free-float adjusted market capitalization index that is designed to measure equity performance in the global developed and emerging markets and in 49 global and developed markets. MSCI uses an arbitrary sampling of stocks and aims to capture 85% of the total market capitalization at both the country and industry levels.

The MSCI World Index is a market capitalization-weighted index that measures equity market performance of developed markets. The index consists of 24 developed market country indexes, including the United States.

- 36 -	Anchor Series Trust

GLOSSARY

The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or the Russell 2000® Growth Indices.

The Russell 3000® Index is an unmanaged, weighted index of the 3,000 largest publicly traded companies by market capitalization in the United States and is broadly representative of the universe of potential securities in which the Growth Portfolio may invest.

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

- 37 -	Anchor Series Trust

GLOSSARY

Risk Terminology

Active Trading Risk: A strategy used whereby the Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio and could affect your performance. During periods of increased market volatility, active trading may be more pronounced. In the “Financial Highlights” section we provide each Portfolio’s portfolio turnover rate for each of the last five fiscal years.

Affiliated Fund Risk: The Portfolio’s subadviser selects the ETFs in which the Portfolio may invest, including ETFs that are affiliated with the subadviser. As a result, the subadviser may be subject to potential conflicts of interest in selecting the affiliated ETFs because of the fees payable by the ETFs to the subadviser and also because the fees payable to it by some of these ETFs are higher than the fees payable by other ETFs. However, the subadviser has a fiduciary duty to act in the Portfolio’s best interests when selecting the ETFs.

CDO Risk: A CDO is an asset-backed security whose underlying collateral is typically a portfolio of bonds, bank loans, other structured finance securities and/or synthetic instruments. Where the underlying collateral is a portfolio of bonds, a CDO is referred to as a CBO. Where the underlying collateral is a portfolio of bank loans, a CDO is referred to as a CLO. Investors in CDOs bear the credit risk of the underlying collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. CDOs are subject to the same risk of prepayment described with respect to certain mortgage-related and asset-backed securities. The value of CDOs may be affected by changes in the market’s perception of the creditworthiness of the servicing agent for the pool or the originator.

Convertible Securities Risk: The values of the convertible securities in which a Portfolio may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends; their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time unfavorable to the Portfolio.

Counterparty Risk: Counterparty risk is the risk that a counterparty to a security, loan or derivative held by a Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.

Credit Default Swap Risk: A credit default swap is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no default or other designated credit event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a default or designated credit event does occur, the seller of credit protection must pay the buyer of credit protection the full value of the reference obligation. Credit default swaps increase credit risk when a Portfolio is the seller and increase counterparty risk when a Portfolio is the buyer. Credit default swap transactions in which a Portfolio is the seller may require the Portfolio to liquidate securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. The U.S. Government is in the process of adopting and implementing regulations governing swaps, including mandatory clearing of certain swaps, margin, and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of swaps may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance. A Portfolio may be exposed to additional risks as a result of the additional regulations. The extent and impact of the additional regulations are not yet fully known and may not be for some time.

Credit Risk: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

Currency Risk: The value of a Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar denominated securities.

Currency Transactions Risk. A Portfolio may not fully benefit from or may lose money on forward currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Portfolio’s holdings. A Portfolio’s ability to use

- 38 -	Anchor Series Trust

GLOSSARY

forward foreign currency transactions successfully depends on a number of factors, including the forward foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of the portfolio managers to accurately predict the direction of changes in currency exchange rates. Currency exchange rates may be volatile and may be affected by, among other factors, the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls and speculation. A security may be denominated in a currency that is different from the currency where the issuer is domiciled. Currency transactions are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Depositary Receipts Risk: Depositary receipts, such as American Depositary Receipts (“ADRs”) and other depositary receipts, including Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Derivatives Risk: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed “over the counter” markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in a Portfolio, the Portfolio will be exposed to the risks associated with hedging described below. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging contract positions may be substantially greater than the cost of a position in the underlying security index or benchmark.

A Portfolio is subject to legal requirements, applicable to all mutual funds, that are designed to reduce the effects of any leverage created by the use of derivative instruments. Under these requirements, a Portfolio must set aside liquid assets (referred to sometimes as “asset segregation”), or engage in other measures, while the derivatives instruments are held. Generally, under current law, a Portfolio must set aside liquid assets equal to the full notional value for derivative contracts that are not contractually required to “cash-settle.” For derivative contracts that are contractually required to cash-settle, a Portfolio only needs to set aside liquid assets in an amount equal to a Portfolio’s daily marked-to-market net obligation rather than the contract’s full notional value. a Portfolio reserves the right to alter its asset segregation policies in the future to comply with changes in the law or interpretations thereunder.

Forwards: Forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, a Portfolio faces the risk that its counterparties may not perform their obligations. Forward contracts are not regulated by the CFTC and therefore, a Portfolio will not receive any benefit of CFTC regulation when trading forwards.

Futures: The risks associated with a Portfolio’s use of futures contracts include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if a Portfolio has insufficient cash to meet margin requirements, a Portfolio may need to sell other investments, including at disadvantageous times.

Options: An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A portfolio that purchases options is subject to the risk of a complete loss of premiums. The use of options for risk management or hedging purposes may not be successful, resulting in losses to a Portfolio. In addition, the cost of hedging may reduce a Portfolio’s returns.

Swaps: Swap agreements involve the risk that the party with whom a Portfolio has entered into the swap will default on its obligation to pay a Portfolio and the risk that a Portfolio will not be able to meet its obligations to pay the other party to the agreement.

Distressed Securities Risk: Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. A Portfolio will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. A Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Portfolio may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

- 39 -	Anchor Series Trust

GLOSSARY

Emerging Markets Risk: The risks associated with investments in foreign securities are heightened in connection with investments in the securities of issuers in developing or “emerging market” countries. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. Risks associated with investments in emerging markets may include delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments, and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.

Equity Securities Risk: This is the risk that the value of a Portfolio may fluctuate in response to stock market movements. Growth stocks are historically volatile. In addition, individual stocks selected for the Portfolio may underperform the market generally for a variety of reasons, including poor company earnings results. The performance of different types of equity stocks may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which the prices of “growth” stocks in general have fallen, or vice versa. In addition, individual stocks selected for a Portfolio may underperform the market generally.

ETF Risk: ETFs are subject to specific risks, depending on the nature of the ETF. Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities generally designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Portfolio could lose money investing in an ETF.

Fixed Income Securities Risk: The value of an investment in a Portfolio investing significantly in fixed income securities may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by issuers of fixed income securities. As interest rates rise, the prices for fixed income securities typically fall; and as interest rates fall, the prices typically rise. To the extent a Portfolio is invested in the bond market, movements in the bond market may affect its performance. In addition, individual fixed income securities selected for a Portfolio may underperform the market generally.

Floating Rate Securities Risk. The absence of an active market for these securities could make it difficult for a Portfolio to dispose of them if the issuer defaults.

Foreign Investment Risk: Investments in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions by the United States or other governments. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened for emerging markets issuers. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

Foreign Sovereign Debt Risk: Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political, social and economic considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.

Growth Stocks Risk: Growth stocks can be volatile for several reasons. Since the issuers of growth stocks usually reinvest a high portion of earnings in their own business, growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks. However, the market rewards growth stocks with price increases when expectations are met or exceeded.

Hedging Risk: A hedge is an investment made in order to reduce the risk of adverse price movements of a security, by taking an off-setting position in a related security (often a derivative such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Illiquidity Risk: When there is little or no active trading market for specific types of securities, it can become difficult or impossible to sell the security at a time and price favorable to

- 40 -	Anchor Series Trust

GLOSSARY

the seller. In such a market, the value of such securities may decline dramatically.

Interest Rate Fluctuations Risk: Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise, the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. In periods of very low short-term interest rates, the Portfolio’s yield may become negative, which may result in a decline in the value of your investment. The Portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Interest Rate Risk: Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to have an inverse correlation with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Investment Company Risk: The risks of a Portfolio owning other investment companies, including ETFs, generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in these investments could result in their being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying the other investment companies purchased or sold by a Portfolio could result in losses on a Portfolio’s investment in such securities. Other investment companies also have management fees that increase their costs versus owning the underlying securities directly.

IPO Risk: The risk associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

Issuer Risk: The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Junk Bond Risk: The Portfolio may invest in, or obtain exposure to, high-yield, high risk bonds commonly known as “junk bonds,” which are considered speculative. Junk bonds carry a substantial risk of default or of changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase. A junk bond’s market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for the Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force the Portfolio to replace the security with a lower yielding security. If this occurs, it will decrease the value of your investment in the Portfolio.

Large-Cap Companies Risk: Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Market Risk: The stock and/or bond markets as a whole are volatile and could go up or down, sometimes dramatically, for many reasons, including adverse political or economic development in the U.S. or abroad, changes in investor psychology or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. This could affect the value of the securities held by a Portfolio.

Medium-Sized Companies Risk: Securities of medium-sized companies are usually more volatile and entail greater risks than securities of large companies.

MLP Risk: The interests or “units” of an MLP are listed and traded on securities exchanges or in the over-the-counter market and their value fluctuates predominantly based on prevailing market conditions and the success of the MLP. MLPs carry many of the risks inherent in investing in a partnership. Unit holders of an MLP may not be afforded corporate protections to the same extent as shareholders of a corporation. In addition, unlike owners of common stock of a corporation, holders of common units of an MLP may have more limited control and limited rights to vote on matters affecting the MLP and have no ability to elect directors annually. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

Due to their federal income tax treatment as partnerships, MLPs typically do not pay income taxes, but MLP unit holders are generally subject to tax on their share of the MLP’s income and gains. A change in current tax law or in the industry in which an MLP operates could result in the MLP being treated as a corporation for U.S. federal income tax purposes and being required to pay U.S. federal income tax on its taxable income. The classification of an MLP in which the Portfolio holds units as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP and any such distributions to the Portfolio would generally be taxed as dividend income, which would materially reduce the Portfolio’s cash flow from such MLP unit investment.

- 41 -	Anchor Series Trust

GLOSSARY

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Preferred Stock Risk: Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stock usually does not require the issuer to pay dividends and may permit the issuer to defer dividend payments. Deferred dividend payments could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.

Prepayment Risk: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

Quantitative Investing Risk: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments from the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.

Real Estate Industry Risk: Risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, changes in the appeal of properties to tenants and increases in interest rates. If a Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. In addition, REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from registration under the Investment Company Act of 1940.

REIT Risk: The Portfolio may invest in REITs. Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code) requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks. The Portfolio will indirectly bear its proportionate share of any management and other expenses that may be charged by the REITs in which it invests, in addition to the expenses paid by the Portfolio. REITs may be leveraged, which increases risk.

Reverse Repurchase Agreements Risk: Reverse repurchase agreements involve the sale of securities held by the Portfolio with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Portfolio could lose money if it is unable to recover the securities and the value of the collateral held by the Portfolio, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Portfolio.

Roll Transactions Risk: Roll transactions involve certain risks, including the following: if the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to purchase or repurchase the security subject to the dollar roll may be restricted and the instrument that the Portfolio is required to repurchase may be worth less than an instrument that the Portfolio originally held. Successful use of roll transactions will depend upon the subadviser’s ability to predict correctly interest rates and, in the case of mortgage dollar rolls, mortgage prepayments. For these reasons, there is no assurance that dollar rolls can be successfully employed.

- 42 -	Anchor Series Trust

GLOSSARY

Management Risk. A Portfolio may be subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Settlement Risk: Investments purchased on an extended-settlement basis, such as when-issued, forward commitment or delayed-delivery transactions, involve a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on an extended-settlement basis involves the risk that the value of the securities sold may increase before the settlement date.

Small- and Medium-Sized Companies Risk: Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, operating histories, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.

Structured Notes Risk: Structured notes and other related instruments are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference measure”). The purchase of structured notes exposes the Portfolio to the credit risk of the issuer of the structured product. Structured notes may be leveraged, increasing the volatility of each structured note’s value relative to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.

U.S. Government Securities Risk: As noted in the Investment Terminology section of the Glossary, obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. The maximum potential liability of the issuers of some U.S. Government securities held by a Portfolio may greatly exceed their current resources, including their legal right support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, a Portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government.

Value Stocks Risk. The value approach to investing involves the risk that value stocks may remain undervalued. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, while the market concentrates on growth stocks.

Warrants and Rights Risk. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying securities and therefore, are highly volatile and speculative investments. They have no voting rights, pay no dividends and have no rights with respect to the assets of the issuer other than a purchase option. If a warrant or right held by a Portfolio is not exercised by the date of its expiration, the Portfolio would lose the entire purchase price of the warrant or right.

- 43 -	Anchor Series Trust

MANAGEMENT

Information about the Investment Adviser

SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo oversees Wellington Management Company LLP, Edge Asset Management, Inc. and BlackRock Investment Management, LLC (the “Subadvisers”), provides various administrative services and supervises the daily business affairs of each Portfolio. SAAMCo, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311-4992, is a limited liability company organized under the laws of the state of Delaware, and is a wholly owned subsidiary of American General Life Insurance Company. SAAMCo managed, advised or administered assets in excess of $72.4 billion as of December 31, 2014. In addition to serving as investment adviser and manager to the Trust, SAAMCo serves as adviser, manager and/or administrator for Seasons Series Trust, SunAmerica Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., SunAmerica Specialty Series, VALIC Company I and VALIC Company II.

A discussion regarding the basis for the Board’s approval of the Trust’s investment advisory agreement and the subadvisory agreements between SAAMCo and the Subadvisers is available in the Trust’s 2014 Semi-Annual Report to shareholders and with respect to the subadvisory agreement for SA BlackRock Multi-Asset Income Portfolio, in the Trust’s 2015 Annual Report to shareholders, which are available upon request.

SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to enter into agreements relating to each of the Portfolios with unaffiliated subadvisers approved by the Board without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated subadvisers for each Portfolio, change the terms of particular agreements with unaffiliated subadvisers or continue the employment of existing unaffiliated subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any subadviser changes. Shareholders of each Portfolio have the right to terminate an agreement with an unaffiliated subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Affiliated subadvisers selected and approved by the Board are subject to shareholder approval.

For the fiscal year ended December 31, 2014, each Portfolio paid SAAMCo a fee equal to the following percentage of average daily net assets:

Portfolio	Fee

Asset Allocation Portfolio	0.66%
Capital Appreciation Portfolio	0.70%
Government and Quality Bond Portfolio	0.54%
Growth and Income Portfolio	0.69%
Growth Portfolio	0.69%
Natural Resources Portfolio	0.75%
SA BlackRock Multi-Asset Income Portfolio	1.00%
Strategic Multi-Asset Portfolio	1.00%

Pursuant to a Fee Waiver Agreement, SAAMCo is contractually obligated to waive a portion of its management fee with respect to the SA BlackRock Multi-Asset Income Portfolio so that the management fee rate payable by the Portfolio to SAAMCo under the Trust’s investment advisory agreement with SAAMCo is 0.80% of the Portfolio’s average daily net assets on the first $100 million, 0.77% on the next $400 million, 0.75% on the next $500 million and 0.72% thereafter. This Fee Waiver Agreement became effective on January 12, 2015 and will continue in effect until April 30, 2016, unless earlier terminated by mutual agreement of the Portfolio’s Board of Trustees and SAAMCo.

In addition, pursuant to an Expense Limitation Agreement effective January 12, 2015 through April 30, 2016, SAAMCo has contractually agreed to waive its fees and/or reimburse expenses to the extent that Total Annual Portfolio Operating Expenses of the Portfolio exceed 0.58% for Class 1 shares and 0.83% for Class 3 shares, respectively. SAAMCo may also voluntarily waive or reimburse additional amounts to increase the investment return to the SA BlackRock Multi-Asset Income Portfolio’s investors. Further, any waivers or reimbursements made by SAAMCo pursuant to the Expense Limitation Agreement are subject to recoupment from the Portfolio within the two years after the occurrence of the waiver and/or reimbursement, provided that the Portfolio is able to effect such payment to SAAMCo and remain in compliance with the expense caps in effect at the time the waivers and/or reimbursements occurred. The potential reimbursements are accounted for as contingent liabilities that are not recordable on the balance sheet of the Portfolio until collection is probable, but appear as footnote disclosure to the Portfolio’s financial statements. At such time as it appears probable that the Portfolio is able to effect such reimbursement and that SAAMCo intends to seek such reimbursement, the amount of the reimbursement will be accrued as an expense of the Portfolio for that current period.

Commission Recapture Program. Through a commission recapture program a portion of certain Portfolios’ expenses have been reduced. “Other Expenses,” as reflected in the Annual Portfolio Operating Expenses in each Portfolio Summary, does not take into account this expense reduction and are therefore higher than the actual expenses of the Portfolio.

- 44 -	Anchor Series Trust

MANAGEMENT

The expense reductions due to commission recapture for the following Portfolios were less than 0.01%: Asset Allocation Portfolio, Capital Appreciation Portfolio, Growth and Income Portfolio, Growth Portfolio, Natural Resources Portfolio, SA BlackRock Multi-Asset Income Portfolio and Strategic Multi-Asset Portfolio.

Acquired Fund Fees And Expenses. The “Other Expenses” included in the Total Annual Portfolio Operating Expenses in the Portfolio Summaries for the Growth and Income Portfolio and Growth Portfolio include acquired fund fees and expenses, which were less than 0.01%. Acquired fund fees and expenses include fees and expenses incurred indirectly by a Portfolio as a result of investment in shares of one or more mutual funds, hedge funds, private equity funds or pooled investment vehicles. The fees and expenses will vary based on the Portfolio’s allocation of assets to, and the annualized net expenses of, the particular acquired fund.

Information about the Subadvisers

The investment manager(s) and/or management team(s) that have primary responsibility for the day-to-day management of the Portfolios are set forth below. Unless otherwise noted, a management team’s members share responsibility in making investment decisions on behalf of a Portfolio and no team member is limited in his/her role with respect to the management team.

SAAMCo compensates the Subadvisers out of the advisory fees that it receives from the respective Portfolios. SAAMCo may terminate its agreements with either Subadviser without shareholder approval.

The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Portfolio(s), and the structure and method used by the Subadvisers to determine their compensation.

BlackRock Investment Management, LLC, (“BlauckRock”) is located at 1 University Square Drive, Princeton, NJ 08540-6455. BlackRock is an affiliate of BlackRock Advisors, LLC, a wholly-owned indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $4.65 trillion in assets under management as of December 31, 2014. BlackRock, Inc. is an affiliate of PNC Financial Services Group, Inc. In managing the SA BlackRock Multi-Asset Income Portfolio, the Subadviser utilizes sub-subadvisers that are subsidiaries of BlackRock: BlackRock International Limited, BlackRock Asset Management North Asia Limited, and BlackRock (Singapore) Limited.

The SA BlackRock Multi-Asset Income Portfolio is managed by a team of portfolio managers, which includes Michael Fredericks, Alex Shingler, CFA and Justin Christofel, CFA.

Mr. Fredericks, Managing Director, is head of US Retail Asset Allocation for BlackRock’s Multi-Asset Portfolio Strategies (“MAPS”) group. He is responsible for the development and management of asset allocation strategies for retail clients. He joined BlackRock in 2011 from JPMorgan Asset Management where he was an Executive Director and portfolio manager in the Global Multi-Asset Group (“GMAG”) responsible for retail asset allocation solutions. At JPMorgan he managed both tactical constrained and absolute return strategies, co-managed the JPMorgan Diversified Fund and the JPMorgan Income Builder Fund, and served on the GMAG New York investment committee. Alex Shingler, Managing Director, is a member of the MAPS group where he manages income oriented strategies. He joined BlackRock in 2009 in London, and has served as a research analyst and portfolio manager within European and US Credit strategies. Mr. Christofel, Managing Director, is a member of the MAPS group, which is responsible for developing, assembling, and managing global tactical asset allocation portfolios as well as outcome oriented investment solutions. Mr. Christofel is a portfolio manager for a range of multi-asset portfolios for both institutional and individual investors. In addition to traditional tactical asset allocation portfolios, he manages income oriented strategies, managed volatility strategies, and real return strategies. Mr. Christofel joined BlackRock in 2007.

Edge Asset Management, Inc. (“EAM”) (formerly, WM Advisors, Inc.) is a Washington corporation. EAM is located at 601 Union Street, Suite 2200, Seattle, Washington 98101. EAM is an investment adviser registered with the SEC under the Investment Advisers Act of 1940 and provides investment advisory services to registered investment companies and separately managed accounts. As of December 31, 2014, EAM had over $28 billion in assets under management.

The Asset Allocation Portfolio is managed by a team of portfolio managers, including Charlie Averill, CFA and Todd Jablonski, CFA. Mr. Averill is a portfolio manager and a senior quantitative analyst of the asset allocation team. He has worked at EAM since 1990. Mr. Jablonski is currently a portfolio manager. From 2008 to 2009 he was an Executive Director and Portfolio Manager at UBS. Prior to that, he was the lead portfolio manager of US large cap strategies at Credit Suisse Asset Management from 2004-2008. Messrs. Averill and Jablonski each hold the Chartered Financial Analyst designation.

Wellington Management Company LLP (“Wellington Management”) is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a

- 45 -	Anchor Series Trust

MANAGEMENT

Massachusetts limited liability partnership. As of December 31, 2014, Wellington Management had investment management authority with respect to approximately $914 billion in assets.

The Capital Appreciation Portfolio is managed by Stephen C. Mortimer and Michael T. Carmen, CFA. Mr. Mortimer, Senior Managing Director and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2001. Mr. Carmen, Senior Managing Director and Equity Portfolio Manager of Wellington Management, is involved in portfolio management and securities analysis for the Portfolio. Mr. Carmen joined the firm as an investment professional in 1999.

The Government and Quality Bond Portfolio is managed by Glen M. Goldman and Michael E. Stack, CFA are involved in portfolio management and securities analysis for the Portfolio. Mr. Goldman, Managing Director and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2007. Mr. Stack, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2000.

The Growth and Income Portfolio is managed by Mammen Chally, CFA. Mr. Chally, Senior Managing Director and Equity Portfolio Manager of Wellington Management, joined the firm in 1994 and has been an investment professional since 1996.

The Growth Portfolio is managed by Kent M. Stahl, CFA and Gregg R. Thomas, CFA. Mr. Stahl is Senior Managing Director and Director of Investments and Risk Management and joined Wellington Management in 1998. Mr. Thomas is Senior Managing Director and Director of Risk Management and

joined Wellington Management as an investment professional in 2002.

The Natural Resources Portfolio is managed by Jay Bhutani. Mr. Bhutani, Managing Director and Global Industry Analyst affiliated with Wellington Management and located outside the U.S., joined the firm as an investment professional in 2007.

The Strategic Multi-Asset Portfolio is managed by a team of portfolio managers, which includes Evan S. Grace, CFA, Dáire T. Dunne, CFA, Nicolas M. Choumenkovitch and Robert L. Evans. Mr. Choumenkovitch, Senior Managing Director and Equity Portfolio Manager of Wellington Management, is the portfolio manager of the global equity portion of the Portfolio. Mr. Choumenkovitch joined the firm as an investment professional in 1995. Mr. Evans, Senior Managing Director and Fixed Income Portfolio Manager affiliated with Wellington Management and located outside the U.S., joined the firm as an investment professional in 1995. Mr. Grace, Managing Director, Asset Allocation Portfolio Manager and Strategist affiliated with Wellington Management and located outside the U.S., joined the firm as an investment professional in 2003. Mr. Dunne, Managing Director and Asset Allocation Strategist affiliated with Wellington Management and located outside the U.S., joined the firm as an investment professional in 2008.

Custodian, Transfer and Dividend Paying Agent

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust’s assets. VALIC Retirement Services Company is the Trust’s Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

- 46 -	Anchor Series Trust

ACCOUNT INFORMATION

General

Shares of each Portfolio are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under Variable Contracts offered by life insurance companies affiliated with SAAMCo, the investment adviser and manager, as well as non-affiliated life insurance companies. All shares of the Trust are owned by “Separate Accounts” of the life insurance companies. The term “Manager” as used in this Prospectus means either SAAMCo or the other registered investment advisers that serve as subadvisers to the Trust, as the case may be.

The Trust offers three classes of shares: Class 1, Class 2 and Class 3 shares. This Prospectus offers all three classes of shares. Certain classes of shares are offered only to existing contract owners and are not available to new investors. In addition, not all Portfolios are available to all contract owners.

You should be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the various life insurance companies. Nevertheless, the Trust’s Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

Service (12b-1) Plan

Class 2 and Class 3 shares of those Portfolios offering such classes of shares are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.15% and 0.25%, respectively, of the average daily net assets of such class of shares. The service fees will be used to compensate the life insurance companies for costs associated with the servicing of either Class 2 or Class 3 shares, including the cost of reimbursing the life insurance companies for expenditures made to financial intermediaries for providing service to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 or Class 3 shares. Because these fees are paid out of such Portfolio’s Class 2 or Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Transaction Policies

Valuation of shares. The net asset value per share (“NAV”) for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class’s outstanding shares. Securities for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust’s Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures periodically approved and reviewed by the Board. There is no single standard for making fair value determinations, which may result in the use of prices that vary from those used by other funds. In addition, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. The value of any share of open-end funds held by the Portfolios will be calculated using the NAV of such funds. The prospectus for any such open-end funds should explain the circumstances under which these funds are fair value pricing and the effect of using fair value pricing.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security’s price is available from more than one exchange, a Portfolio will use the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the securities. This determination will be based on a review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

- 47 -	Anchor Series Trust

ACCOUNT INFORMATION

A Portfolio may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of the Portfolio’s shares may change on days when the Trust is not open for purchases or redemptions.

Because Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, the NAV per share of the Class 2 and Class 3 shares will generally be lower than the NAV per share of the Class 1 shares of each Portfolio that offers Class 2 and Class 3 shares.

Buy and sell prices. The Separate Accounts buy and sell shares of the Portfolio at NAV, without any sales or other charges. However, as discussed above, Class 2 and Class 3 shares are subject to service fees pursuant to a Rule 12b-1 plan.

Execution of requests. The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust’s close of business (generally 4:00 p.m. Eastern time), the order will receive that day’s closing price. If the order is received after that time, it will receive the next business day’s closing price.

If trading is halted or restricted on the NYSE or under other emergency conditions described in the 1940 Act, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer.

Frequent Purchases and Redemptions of Shares

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading (“market timing”) vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios. The Board has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interest of its Portfolios’ performance or their participants. Market timing can disrupt the ability of a Subadviser to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolios. In addition, market timing may increase a Portfolio’s expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Certain Portfolios may invest to a large extent in securities that are primarily traded in foreign markets. Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio’s international portfolio securities trade and the time as of which the Portfolio’s net asset value is calculated. Market timing in Portfolios investing significantly in junk bonds may occur if market prices are not readily available for a Portfolio’s junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio’s net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust’s fair value pricing procedures is to minimize the possibilities of this type of market timing (see “Transaction Policies—Valuation of Shares”).

Shares of the Portfolios are held through Separate Accounts. The ability of the Trust to monitor transfers made by the participants in Separate Accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board’s policy is that the Portfolios must rely on the Separate Account to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures. The Trust has entered into agreements with the Separate Accounts that require the Separate Accounts to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades. In situations in which the Trust becomes aware of possible market timing activity, it will notify the Separate Account in order to help facilitate the enforcement of such entity’s market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary that the Trust determines not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.

Any restrictions or limitations imposed by the Separate Accounts may differ from those imposed by the Trust. Please review your Variable Contract prospectus for more information regarding the insurance company’s market timing policies and procedures, including any restrictions or limitations that the Separate Account may impose with respect to trades made through a Variable Contract. Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

- 48 -	Anchor Series Trust

ACCOUNT INFORMATION

Payments in Connection with Distribution

Certain life insurance companies affiliated with SAAMCo receive revenue sharing payments from SAAMCo and certain subadvisers in connection with certain administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. Payments may be derived from 12b-1 fees that are deducted directly from the assets of the Portfolios or from investment management fees received by the Adviser or subadvisers.

Portfolio Holdings

The Trust’s policies and procedures with respect to the disclosure of the Portfolios’ securities are described in the Statement of Additional Information.

Dividend Policies and Taxes

Distributions. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends. Distributions from net realized gains, if any, are paid annually for all Portfolios.

Distribution Reinvestments. The dividends and distributions, if any, will be automatically reinvested in additional shares of the same Portfolio on which they were paid. The per share dividends on Class 2 and Class 3 shares will generally be lower than the per share dividends on Class 1 shares of the same Portfolio as a result of the fact that Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not.

Taxability of a Portfolio. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

The Portfolios which receive dividend income from U.S. sources will annually report certain amounts of their dividends paid as eligible for the dividends received deduction, and the Portfolios incurring foreign taxes will elect to pass-through allowable foreign tax credits. These reports and elections will benefit the life insurance companies, in potentially material amounts, and will not beneficially or adversely affect you or the Portfolios. The benefits to the life insurance companies will not be passed to you or the Portfolios.

Each Portfolio further intends to meet certain additional diversification and investor control requirements that apply to regulated investment companies that underlie Variable Contracts. If a Portfolio were to fail to qualify as a regulated investment company or were to fail to comply with the additional diversification or investor control requirements, Separate Accounts invested in the Portfolio may not be treated as annuity, endowment, or life insurance contracts for federal income tax purposes, and income and gains earned inside the Separate Accounts would be taxed currently to policyholders and would remain taxable in future years, even if the Portfolio were to become adequately diversified in the future.

- 49 -	Anchor Series Trust

FINANCIAL HIGHLIGHTS

The following Financial Highlights tables are intended to help you understand each Portfolio’s financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio’s financial statements, is included in the Trust’s Annual Report to shareholders, which is available upon request.

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

Government and Quality Bond Portfolio Class 1
12/31/10	$14.95	$0.42	$0.33	$0.75	$(0.63)	$—	$(0.63)	$15.07	4.98%	$297,126	0.59%	2.75%	66%
12/31/11	15.07	0.35	0.71	1.06	(0.49)	(0.07)	(0.56)	15.57	7.09	260,025	0.62	2.24	44
12/31/12	15.57	0.29	0.31	0.60	(0.37)	(0.22)	(0.59)	15.58	3.83	326,992	0.59	1.88	81
12/31/13	15.58	0.21	(0.55)	(0.34)	(0.38)	(0.15)	(0.53)	14.71	(2.15)	421,167	0.59	1.40	184
12/31/14	14.71	0.21	0.55	0.76	(0.29)	—	(0.29)	15.18	5.19	572,823	0.58	1.40	128

Government and Quality Bond Portfolio Class 2
12/31/10	14.94	0.40	0.33	0.73	(0.61)	—	(0.61)	15.06	4.83	80,584	0.74	2.60	66
12/31/11	15.06	0.32	0.71	1.03	(0.46)	(0.07)	(0.53)	15.56	6.89	68,974	0.77	2.09	44
12/31/12	15.56	0.27	0.30	0.57	(0.34)	(0.22)	(0.56)	15.57	3.65	60,472	0.74	1.72	81
12/31/13	15.57	0.19	(0.54)	(0.35)	(0.35)	(0.15)	(0.50)	14.72	(2.22)	49,484	0.74	1.26	184
12/31/14	14.72	0.19	0.54	0.73	(0.26)	—	(0.26)	15.19	4.99	43,986	0.73	1.25	128

Government and Quality Bond Portfolio Class 3
12/31/10	14.91	0.38	0.33	0.71	(0.59)	—	(0.59)	15.03	4.74	737,455	0.84	2.50	66
12/31/11	15.03	0.31	0.71	1.02	(0.46)	(0.07)	(0.53)	15.52	6.78	735,004	0.87	1.99	44
12/31/12	15.52	0.25	0.30	0.55	(0.33)	(0.22)	(0.55)	15.52	3.53	797,475	0.84	1.63	81
12/31/13	15.52	0.17	(0.53)	(0.36)	(0.34)	(0.15)	(0.49)	14.67	(2.28)	806,854	0.84	1.16	184
12/31/14	14.67	0.17	0.54	0.71	(0.25)	—	(0.25)	15.13	4.87	783,305	0.83	1.15	128

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.

- 50 -	Anchor Series Trust

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets(3)	Portfolio turnover rate

Asset Allocation Portfolio Class 1
12/31/10	$12.00	$0.33	$1.30	$1.63	$(0.34)	$—	$(0.34)	$13.29	13.89%	$195,082	0.76%	2.64%	65%
12/31/11	13.29	0.38	(0.27)	0.11	(0.37)	—	(0.37)	13.03	0.93	167,345	0.80	2.82	44
12/31/12	13.03	0.37	1.18	1.55	(0.43)	—	(0.43)	14.15	11.95	159,351	0.80	2.65	30
12/31/13	14.15	0.35	2.15	2.50	(0.44)	—	(0.44)	16.21	17.87	159,638	0.79	2.29	27
12/31/14	16.21	0.40	0.80	1.20	(0.41)	(0.46)	(0.87)	16.54	7.41	146,594	0.75	2.37	29

Asset Allocation Portfolio Class 2
12/31/10	11.98	0.31	1.30	1.61	(0.33)	—	(0.33)	13.26	13.69	20,513	0.91	2.49	65
12/31/11	13.26	0.36	(0.27)	0.09	(0.35)	—	(0.35)	13.00	0.76	18,303	0.95	2.67	44
12/31/12	13.00	0.35	1.18	1.53	(0.41)	—	(0.41)	14.12	11.78	17,151	0.95	2.50	30
12/31/13	14.12	0.33	2.14	2.47	(0.41)	—	(0.41)	16.18	17.68	18,074	0.94	2.14	27
12/31/14	16.18	0.37	0.81	1.18	(0.38)	(0.46)	(0.84)	16.52	7.31	15,750	0.90	2.22	29

Asset Allocation Portfolio Class 3
12/31/10	11.96	0.30	1.30	1.60	(0.32)	—	(0.32)	13.24	13.61	34,612	1.01	2.40	65
12/31/11	13.24	0.34	(0.27)	0.07	(0.34)	—	(0.34)	12.97	0.64	39,025	1.06	2.58	44
12/31/12	12.97	0.33	1.18	1.51	(0.40)	—	(0.40)	14.08	11.68	43,328	1.05	2.41	30
12/31/13	14.08	0.31	2.13	2.44	(0.40)	—	(0.40)	16.12	17.52	54,684	1.04	2.04	27
12/31/14	16.12	0.35	0.81	1.16	(0.37)	(0.46)	(0.83)	16.45	7.23	56,298	1.00	2.12	29

Growth and Income Portfolio Class 1
12/31/10	7.16	0.00	0.85	0.85	(0.00)	—	(0.00)	8.01	11.93	9,669	1.56	0.03	67
12/31/11	8.01	(0.01)	(0.45)	(0.46)	(0.00)	—	(0.00)	7.55	(5.71)	7,449	1.82	(0.18)	69
12/31/12	7.55	0.08	0.94	1.02	—	—	—	8.57	13.51	39,271	1.28	0.97	73
12/31/13	8.57	0.10	2.68	2.78	(0.03)	—	(0.03)	11.32	32.43	105,446	0.86	1.03	109
12/31/14	11.32	0.08	1.43	1.51	(0.06)	(0.29)	(0.35)	12.48	13.45	171,935	0.77	0.68	64

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	12/31/10	12/31/11	12/31/12	12/31/13	12/31/14
Asset Allocation Portfolio Class 1	0.01%	0.00%	0.00%	0.00%	0.00%
Asset Allocation Portfolio Class 2	0.01	0.00	0.00	0.00	0.00
Asset Allocation Portfolio Class 3	0.01	0.00	0.00	0.00	0.00
Growth and Income Portfolio Class 1	0.00	0.00	0.00	0.00	0.00

- 51 -	Anchor Series Trust

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets(3)	Portfolio turnover rate

Growth Portfolio Class 1
12/31/10	$18.33	$0.13	$2.43	$2.56	$(0.13)	$—	$(0.13)	$20.76	14.10%	$244,740	0.78%	0.66%	82%
12/31/11	20.76	0.11	(1.41)	(1.30)	(0.15)	—	(0.15)	19.31	(6.21)	190,613	0.83	0.55	84
12/31/12	19.31	0.22	2.47	2.69	(0.12)	—	(0.12)	21.88	13.95	244,122	0.79	1.05	92
12/31/13	21.88	0.19	7.48	7.67	(0.21)	—	(0.21)	29.34	35.14	403,439	0.77	0.74	78
12/31/14	29.34	0.20	1.99	2.19	(0.17)	—	(0.17)	31.36	7.48	505,595	0.74	0.68	118

Growth Portfolio Class 2
12/31/10	18.32	0.10	2.44	2.54	(0.11)	—	(0.11)	20.75	13.96	37,148	0.93	0.51	82
12/31/11	20.75	0.08	(1.41)	(1.33)	(0.12)	—	(0.12)	19.30	(6.40)	27,851	0.98	0.39	84
12/31/12	19.30	0.18	2.48	2.66	(0.08)	—	(0.08)	21.88	13.81	25,506	0.94	0.85	92
12/31/13	21.88	0.15	7.48	7.63	(0.16)	—	(0.16)	29.35	34.97	27,163	0.92	0.60	78
12/31/14	29.35	0.16	1.97	2.13	(0.12)	—	(0.12)	31.36	7.28	24,700	0.89	0.54	118

Growth Portfolio Class 3
12/31/10	18.28	0.08	2.44	2.52	(0.09)	—	(0.09)	20.71	13.89	151,712	1.03	0.41	82
12/31/11	20.71	0.06	(1.41)	(1.35)	(0.10)	—	(0.10)	19.26	(6.52)	122,324	1.08	0.30	84
12/31/12	19.26	0.16	2.48	2.64	(0.06)	—	(0.06)	21.84	13.72	118,352	1.04	0.76	92
12/31/13	21.84	0.13	7.46	7.59	(0.14)	—	(0.14)	29.29	34.82	126,179	1.02	0.50	78
12/31/14	29.29	0.13	1.97	2.10	(0.09)	—	(0.09)	31.30	7.18	115,933	0.99	0.44	118

Capital Appreciation Portfolio Class 1
12/31/10	29.97	(0.04)	6.84	6.80	(0.04)	—	(0.04)	36.73	22.72	556,674	0.75	(0.14)	96
12/31/11	36.73	(0.07)	(2.52)	(2.59)	—	—	—	34.14	(7.05)	435,001	0.79	(0.19)	91
12/31/12	34.14	(0.07)	8.23	8.16	—	(1.72)	(1.72)	40.58	23.90 (4)	480,705	0.74	(0.17)	103
12/31/13	40.58	(0.10)	14.19	14.09	—	(5.43)	(5.43)	49.24	35.80	605,894	0.75	(0.22)	105
12/31/14	49.24	(0.06)	7.41	7.35	—	(9.21)	(9.21)	47.38	15.26	668,565	0.74	(0.12)	91

Capital Appreciation Portfolio Class 2
12/31/10	29.63	(0.09)	6.77	6.68	(0.01)	—	(0.01)	36.30	22.53	72,088	0.90	(0.29)	96
12/31/11	36.30	(0.13)	(2.48)	(2.61)	—	—	—	33.69	(7.19)	54,499	0.94	(0.34)	91
12/31/12	33.69	(0.13)	8.12	7.99	—	(1.72)	(1.72)	39.96	23.71 (4)	54,464	0.89	(0.33)	103
12/31/13	39.96	(0.17)	13.97	13.80	—	(5.43)	(5.43)	48.33	35.62	59,470	0.90	(0.37)	105
12/31/14	48.33	(0.13)	7.26	7.13	—	(9.21)	(9.21)	46.25	15.08	56,610	0.89	(0.27)	91

Capital Appreciation Portfolio Class 3
12/31/10	29.43	(0.12)	6.72	6.60	—	—	—	36.03	22.43	546,714	1.00	(0.38)	96
12/31/11	36.03	(0.16)	(2.46)	(2.62)	—	—	—	33.41	(7.27)	499,914	1.04	(0.45)	91
12/31/12	33.41	(0.16)	8.04	7.88	—	(1.72)	(1.72)	39.57	23.58 (4)	535,916	0.99	(0.42)	103
12/31/13	39.57	(0.21)	13.81	13.60	—	(5.43)	(5.43)	47.74	35.46	625,388	1.00	(0.47)	105
12/31/14	47.74	(0.18)	7.17	6.99	—	(9.21)	(9.21)	45.52	14.96	635,020	0.99	(0.37)	91

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	12/31/10	12/31/11	12/31/12	12/31/13	12/31/14
Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00
Capital Appreciation Portfolio Class 1	0.01	0.01	0.00	0.00	0.00
Capital Appreciation Portfolio Class 2	0.01	0.01	0.00	0.00	0.00
Capital Appreciation Portfolio Class 3	0.01	0.01	0.00	0.00	0.00
(4)	Total return was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

- 52 -	Anchor Series Trust

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)		Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio turnover rate
Natural Resources Portfolio Class 1
12/31/10	$39.96	$0.27	$5.53	$5.80	$(0.36)	$(2.57)	$(2.93)	$42.83	16.20	(4)%	$123,891	0.82%		0.70%		82%
12/31/11	42.83	0.32	(8.38)	(8.06)	(0.28)	(10.11)	(10.39)	24.38	(20.27)		81,957	0.87		0.87		89
12/31/12	24.38	0.28	0.55	0.83	(0.27)	(2.33)	(2.60)	22.61	3.54		84,409	0.83		1.18		55
12/31/13	22.61	0.18	1.12	1.30	(0.22)	—	(0.22)	23.69	5.80		100,572	0.84		0.80		77
12/31/14	23.69	0.30	(4.63)	(4.33)	(0.26)	—	(0.26)	19.10	(18.53)		95,751	0.82		1.28		91
Natural Resources Portfolio Class 2
12/31/10	39.85	0.21	5.51	5.72	(0.31)	(2.57)	(2.88)	42.69	16.01	(4)	24,994	0.97		0.55		82
12/31/11	42.69	0.26	(8.33)	(8.07)	(0.22)	(10.11)	(10.33)	24.29	(20.38)		17,284	1.02		0.72		89
12/31/12	24.29	0.24	0.55	0.79	(0.22)	(2.33)	(2.55)	22.53	3.37		15,018	0.98		1.01		55
12/31/13	22.53	0.15	1.11	1.26	(0.18)	—	(0.18)	23.61	5.64		13,767	0.99		0.66		77
12/31/14	23.61	0.27	(4.63)	(4.36)	(0.22)	—	(0.22)	19.03	(18.68)		10,238	0.97		1.15		91
Natural Resources Portfolio Class 3
12/31/10	39.73	0.17	5.50	5.67	(0.27)	(2.57)	(2.84)	42.56	15.93	(4)	175,152	1.07		0.45		82
12/31/11	42.56	0.22	(8.31)	(8.09)	(0.18)	(10.11)	(10.29)	24.18	(20.47)		140,166	1.12		0.62		89
12/31/12	24.18	0.22	0.54	0.76	(0.20)	(2.33)	(2.53)	22.41	3.25		131,121	1.08		0.92		55
12/31/13	22.41	0.13	1.11	1.24	(0.16)	—	(0.16)	23.49	5.56		120,528	1.09		0.56		77
12/31/14	23.49	0.24	(4.60)	(4.36)	(0.19)	—	(0.19)	18.94	(18.74)		98,333	1.07		1.04		91
SA BlackRock Multi-Asset Income Portfolio Class 1
12/31/10	5.68	0.06	0.44	0.50	(0.08)	—	(0.08)	6.10	9.00		26,790	1.34		1.09		53
12/31/11	6.10	0.04	(0.11)	(0.07)	(0.08)	—	(0.08)	5.95	(1.17)		23,405	1.46		0.69		53
12/31/12	5.95	0.06	0.51	0.57	(0.06)	—	(0.06)	6.46	9.50		22,114	1.42	(5)	0.90	(5)	75
12/31/13	6.46	0.06	1.08	1.14	(0.08)	—	(0.08)	7.52	17.67		22,651	1.10	(5)	0.86	(5)	71
12/31/14	7.52	0.05	0.68	0.73	(0.08)	—	(0.08)	8.17	9.68		22,167	1.10	(5)	0.67	(5)	88
SA BlackRock Multi-Asset Income Portfolio Class 3
10/08/12(6) - 12/31/12	6.53	0.01	(0.08)	(0.07)	—	—	—	6.46	(1.07)		99	1.35	(5)(7)	0.92	(5)(7)	75
12/31/13	6.46	0.04	1.07	1.11	(0.07)	—	(0.07)	7.50	17.30		116	1.35	(5)	0.60	(5)	71
12/31/14	7.50	0.03	0.68	0.71	(0.06)	—	(0.06)	8.15	9.47		127	1.35	(5)	0.42	(5)	88
Strategic Multi-Asset Portfolio Class 1
12/31/10	6.79	0.02	0.86	0.88	—	—	—	7.67	12.96		25,272	1.55		0.34		99
12/31/11	7.67	0.04	(0.33)	(0.29)	(0.08)	—	(0.08)	7.30	(3.81)		21,089	1.71		0.51		120
12/31/12	7.30	0.04	1.06	1.10	(0.20)	—	(0.20)	8.20	15.10		21,316	1.71		0.54		105
12/31/13	8.20	0.04	1.55	1.59	(0.21)	(0.06)	(0.27)	9.52	19.65		22,354	1.80		0.50		99
12/31/14	9.52	0.05	0.41	0.46	(0.04)	(1.34)	(1.38)	8.60	5.04		21,067	1.42	(5)	0.54	(5)	96

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reimbursements (recoupments) and expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	12/31/10	12/31/11	12/31/12		12/31/13	12/31/14
Natural Resources Portfolio Class 1	0.00%	0.00%	0.00%		0.00%	0.00%
Natural Resources Portfolio Class 2	0.00	0.00	0.00		0.00	0.00
Natural Resources Portfolio Class 3	0.00	0.00	0.00		0.00	0.00
SA BlackRock Multi-Asset Income Portfolio Class 1	0.00	0.00	0.00		0.00	0.00
SA BlackRock Multi-Asset Income Portfolio Class 3	—	—	0.00	(7)	0.00	0.00
Strategic Multi-Asset Portfolio Class 1	0.00	0.00	0.00		0.00	0.00
(4)	Total return for Class 1, Class 2, and Class 3 were increased by 0.25%, 0.22%, and 0.22% respectively, from gains on the disposal of investments in violation of investment restrictions.
(5)	Net of the following expense reimbursements/fee waivers (based on average net assets):

	12/31/12		12/31/13	12/31/14
SA BlackRock Multi-Asset Income Portfolio Class 1	0.17%		0.44%	1.12%
SA BlackRock Multi-Asset Income Portfolio Class 3	0.76	(7)	0.43	1.16
Strategic Multi-Asset Portfolio Class 1	—		—	0.28
(6)	Commencement of operations.
(7)	Annualized

- 53 -	Anchor Series Trust

FOR MORE INFORMATION

The following documents contain more information about the Portfolios’ investments and are available free of charge upon request:

—	The Annual/Semi-annual Reports contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio’s performance for the most recently completed fiscal year.

—	The Statement of Additional Information (SAI) contains additional information about the Portfolios’ policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

The Trust’s prospectus, SAI, and semi-annual and annual reports are available at https://www.aig.com/getprospectus online through the internet websites of the life insurance companies offering the Portfolios as investment options. You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 15570 Amarillo, Texas 79105-5570.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-551-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission’s web-site at http://www.sec.gov and copies of this information may be obtained, after payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT

File No. 811-3836

- 54 -	Anchor Series Trust

PROSPECTUS

May 1, 2015

ANCHOR SERIES TRUST

(Class 1, Class 2 and Class 3 Shares)

Asset Allocation Portfolio

Capital Appreciation Portfolio

Government and Quality Bond Portfolio

Growth Portfolio

Natural Resources Portfolio

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

i

PORTFOLIO SUMMARY: ASSET ALLOCATION PORTFOLIO

Investment Goal

The investment goal of the Asset Allocation Portfolio (the “Portfolio”) is high total return (including income and capital gains) consistent with long-term preservation of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.66%	0.66%	0.66%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.09%	0.09%	0.09%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Total Annual Portfolio Operating Expenses[1]	0.77%	0.92%	1.02%

1 Total Annual Portfolio Operating Expenses do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table, which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$79	$246	$428	$954
Class 2 Shares	94	293	509	1,131
Class 3 Shares	104	325	563	1,248

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio’s principal investment strategy is to invest in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The Portfolio will principally invest in equity securities, including common stocks; convertible securities; warrants and rights; fixed income securities, including U.S. government securities, investment grade corporate bonds, preferred stocks, junk bonds (up to 25% of fixed income investments), senior securities and pass-through securities; real estate investment trusts (“REITs”); registered investment companies; and foreign securities, including depositary receipts and emerging market issues.

Asset allocation views may be expressed through equity securities, fixed income securities, money market instruments and other assets.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests significantly in equities. As with any equity fund, the value of your investment in this Portfolio may fluctuate in response to stock market movements. In addition, individual stocks selected for the Portfolio may underperform the market generally for a variety of reasons, including poor company earnings results.

- 1 -	Anchor Series Trust

PORTFOLIO SUMMARY: ASSET ALLOCATION PORTFOLIO

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Preferred Stock Risk. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Deferred dividend payments by an issuer of preferred stock could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.

Management Risk. The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Fixed Income Securities Risk. The Portfolio invests significantly in various types of fixed income securities. As a result, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by issuers of fixed income securities. As interest rates rise, the prices for fixed income securities typically fall, and as interest rates fall, the prices typically rise. To the extent that the Portfolio is invested in the bond market, movements in the bond market may affect its performance.

U.S. Government Securities Risk. Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. The maximum potential liability of the issuers of some U.S. Government securities held by the Portfolio may greatly exceed their current resources, including their legal right of support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Portfolio might not be able to recover its investment from the U.S. Government.

Credit Risk. The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. An issuer held in this Portfolio may not be able to honor its financial obligations, including its obligations to the Portfolio.

Junk Bond Risk. High yield, high risk bonds commonly known as “junk bonds” are generally subject to greater credit risks than higher-grade bonds. Junk bonds are considered speculative, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments and may be difficult to sell at a desired price, or at all, during periods of uncertainty or market turmoil.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Convertible Securities Risk. The values of the convertible securities in which the Portfolio may invest will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends; their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time unfavorable to the Portfolio.

Warrants and Rights Risk. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying securities and therefore are highly volatile and speculative investments.

Real Estate Industry Risk. Risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, changes in the appeal of properties to tenants and increases in interest rates. If the

- 2 -	Anchor Series Trust

PORTFOLIO SUMMARY: ASSET ALLOCATION PORTFOLIO

Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. In addition, REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from registration under the Investment Company Act of 1940. REITs may be leveraged, which increases risk.

Investment Company Risk. The risks of the Portfolio owning other investment companies, including exchange-traded funds (“ETFs”), generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in these investments could result in their being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying the other investment companies purchased or sold by the Portfolio could result in losses on the Portfolio’s investment in such securities. Other investment companies also have management fees that increase their costs versus owning the underlying securities directly.

Foreign Investment Risk. The Portfolio’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Emerging Markets Risk. Risks associated with investments in emerging markets may include delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments, and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.

Depositary Receipts Risk. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index, the Barclays U.S. Aggregate Bond Index and a Blended Index. The Blended Index consists of 40% Barclays U.S. Aggregate Bond Index and 60% S&P 500® Index. The subadviser believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Blended Index are intended to approximate the allocation of the Portfolio’s assets, but at any given time may not be indicative of the actual allocation of Portfolio assets among market sectors or types of investments. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 12.53% (quarter ended September 30, 2009) and the lowest return for a quarter was –13.36% (quarter ended December 31, 2008).

- 3 -	Anchor Series Trust

PORTFOLIO SUMMARY: ASSET ALLOCATION PORTFOLIO

Average Annual Total Returns (For the periods ended December 31, 2014)

	1 Year	5 Years	10 Years
Class 1 Shares	7.41%	10.26%	6.87%
Class 2 Shares	7.31%	10.09%	6.71%
Class 3 Shares	7.23%	9.98%	6.60%
S&P 500 Index	13.69%	15.45%	7.67%
Barclays U.S. Aggregate Bond Index	5.97%	4.45%	4.71%
Blended Index	10.62%	11.18%	6.77%

Investment Adviser

The Portfolio’s investment adviser is SunAmerica Asset Management, LLC. The Portfolio is subadvised by Edge Asset Management, Inc.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title

Charlie Averill, CFA	2010	Portfolio Manager

Todd Jablonski, CFA	2010	Portfolio Manager

For important information about purchases and sales of portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 17.

- 4 -	Anchor Series Trust

PORTFOLIO SUMMARY: CAPITAL APPRECIATION PORTFOLIO

Investment Goal

The investment goal of the Capital Appreciation Portfolio (the “Portfolio”) is long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.70%	0.70%	0.70%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.04%	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.74%	0.89%	0.99%

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$76	$237	$411	$918
Class 2 Shares	91	284	493	1,096
Class 3 Shares	101	315	547	1,213

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 91% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio’s principal investment strategy is to invest primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach. The Portfolio uses an active trading strategy to achieve its investment goal.

The Portfolio will principally invest in equity securities of large-, mid- and small-cap companies. The Portfolio may also invest in foreign equity securities, including depositary receipts (up to 30% of total assets).

A “growth” philosophy — that of investing in securities believed to offer the potential for capital appreciation — focuses on securities of companies that may have one or more of the following characteristics: accelerating or high revenue growth, improving profit margins, or improving balance sheets.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests primarily in equities. As with any equity fund, the value of your investment in this Portfolio may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the Portfolio. In addition, individual stocks selected for the Portfolio may underperform the market generally for a variety of reasons, including poor company earnings results.

Foreign Investment Risk. The Portfolio’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

- 5 -	Anchor Series Trust

PORTFOLIO SUMMARY: CAPITAL APPRECIATION PORTFOLIO

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Management Risk. The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Growth Stocks Risk. Growth stocks can be volatile for several reasons. Since the issuers of growth stocks usually reinvest a high portion of earnings in their own business, growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks. However, the market rewards growth stocks with price increases when expectations are met or exceeded.

Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller market capitalization companies.

Small- and Medium-Sized Companies Risk. Securities of small and medium sized companies are usually more volatile and entail greater risks than securities of large companies.

Depositary Receipts Risk. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 3000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 21.32% (quarter ended March 31, 2012) and the lowest return for a quarter was –22.19% (quarter ended December 31, 2008).

Average Annual Total Returns (For the periods ended December 31, 2014)

	1 Year	5 Years	10 Years
Class 1 Shares	15.26%	17.22%	11.11%
Class 2 Shares	15.08%	17.04%	10.94%
Class 3 Shares	14.96%	16.92%	10.83%
Russell 3000® Growth Index	12.44%	15.89%	8.50%

- 6 -	Anchor Series Trust

PORTFOLIO SUMMARY: CAPITAL APPRECIATION PORTFOLIO

Investment Adviser

The Portfolio’s investment adviser is SunAmerica Asset Management, LLC. The Portfolio is subadvised by Wellington Management Company LLP.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title

Stephen C. Mortimer	2006	Senior Managing Director and Equity Portfolio Manager

Michael T. Carmen, CFA	2010	Senior Managing Director and Equity Portfolio Manager

For important information about purchases and sales of portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 17.

- 7 -	Anchor Series Trust

PORTFOLIO SUMMARY: GOVERNMENT AND QUALITY BOND PORTFOLIO

Investment Goal

The investment goal of the Government and Quality Bond Portfolio (the “Portfolio”) is relatively high current income, liquidity and security of principal.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.54%	0.54%	0.54%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.04%	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.58%	0.73%	0.83%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$59	$186	$324	$726
Class 2 Shares	75	233	406	906
Class 3 Shares	85	265	460	1,025

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 128% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio’s principal investment strategy is to invest, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by Standard & Poor’s Corporation (“S&P”) or Aa3 or better by Moody’s Investor Service, Inc. (“Moody’s”) or its equivalent by any other nationally recognized statistical rating organization (“NRSRO”)).

The Portfolio will principally invest in fixed income securities, including U.S. Government securities, mortgage-backed securities, asset-backed securities, and high quality corporate bonds. Corporate bonds rated lower than AA- by S&P but not lower than A- (or lower than Aa3 by Moody’s but not lower than A3), or its equivalent by another NRSRO, may comprise up to 20% of the Portfolio’s net assets. The Portfolio may use an active trading strategy to achieve its objective.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

U.S. Government Securities Risk. Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. The maximum potential liability of the issuers of some U.S. Government securities held by the Portfolio may greatly exceed their current resources, including their legal right of support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Portfolio might not be able to recover its investment from the U.S. Government.

Fixed Income Securities Risk. The Portfolio invests significantly in various types of fixed income securities. As a result, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by issuers of fixed income securities. As interest rates rise, the prices for fixed income securities typically fall, and as interest rates fall, the prices typically rise. To the extent that the Portfolio is invested in the bond market, movements in the bond market may affect its

- 8 -	Anchor Series Trust

PORTFOLIO SUMMARY: GOVERNMENT AND QUALITY BOND PORTFOLIO

performance. In addition, individual fixed income securities selected for this Portfolio may underperform the market generally.

Credit Risk. The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. An issuer held in this Portfolio may not be able to honor its financial obligations, including its obligations to the Portfolio.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Management Risk. The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Barclays U.S. Aggregate A or Better Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 3.65% (quarter ended September 30, 2011) and the lowest return for a quarter was -2.12% (quarter ended June 30, 2013).

Average Annual Total Returns (For the periods ended December 31, 2014)

	1 Year	5 Years	10 Years
Class 1 Shares	5.19%	3.74%	3.95%
Class 2 Shares	4.99%	3.58%	3.79%
Class 3 Shares	4.87%	3.48%	3.69%
Barclays U.S. Aggregate A or Better Index	5.66%	4.13%	4.54%

- 9 -	Anchor Series Trust

PORTFOLIO SUMMARY: GOVERNMENT AND QUALITY BOND PORTFOLIO

Investment Adviser

The Portfolio’s investment adviser is SunAmerica Asset Management, LLC. The Portfolio is subadvised by Wellington Management Company LLP.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Glen M. Goldman	2011	Managing Director and Fixed Income Portfolio Manager
Michael E. Stack, CFA	2014	Senior Managing Director and Fixed Income Portfolio Manager

For important information about purchases and sales of portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 17.

- 10 -	Anchor Series Trust

PORTFOLIO SUMMARY: GROWTH PORTFOLIO

Investment Goal

The investment goal of the Growth Portfolio (the “Portfolio”) is capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.69%	0.69%	0.69%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.05%	0.05%	0.05%
Total Annual Portfolio Operating Expenses	0.74%	0.89%	0.99%

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$76	$237	$411	$918
Class 2 Shares	91	284	493	1,096
Class 3 Shares	101	315	547	1,213

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 118% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio’s principal investment strategy is to invest in a portfolio of common stocks of companies that is widely diversified by industry and company. The Portfolio may invest in companies of any size, including small and medium-sized companies, and may invest up to 25% of its total assets in foreign equity securities, including depositary receipts.

The subadviser allocates the management of the Portfolio to individual portfolio managers or teams who make independent investment decisions based on their own investment strategies. Each portfolio manager or team uses bottom-up investment analysis and is focused on capital appreciation and manages their portion of the Portfolio according to their own distinct investment processes. Together the strategies provide an opportunistic, flexible and diversified profile representing a wide range of investment philosophies, companies, industries and market capitalizations. The subadviser allocates the assets of the Portfolio to the various managers or teams based on a variety of factors, including a qualitative understanding of each underlying portfolio manager and their process. The Portfolio may use an active trading strategy to achieve its objective.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests primarily in equities. As with any equity fund, the value of your investment in this Portfolio may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the Portfolio. In addition, individual stocks selected for the Portfolio may underperform the market generally for a variety of reasons, including poor company earnings results.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the

- 11 -	Anchor Series Trust

PORTFOLIO SUMMARY: GROWTH PORTFOLIO

Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller market capitalization companies.

Small- and Medium-Sized Companies Risk. Securities of small and medium sized companies are usually more volatile and entail greater risks than securities of large companies.

Management Risk. The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Foreign Investment Risk. The Portfolio’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Depositary Receipts Risk. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 3000® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 21.37% (quarter ended September 30, 2009) and the lowest return for a quarter was –26.73% (quarter ended December 31, 2008).

Average Annual Total Returns (For the periods ended December 31, 2014)

	1 Year	5 Years	10 Years
Class 1 Shares	7.48%	12.11%	6.92%
Class 2 Shares	7.28%	11.94%	6.76%
Class 3 Shares	7.18%	11.84%	6.66%
Russell 3000® Index	12.56%	15.63%	7.94%

- 12 -	Anchor Series Trust

PORTFOLIO SUMMARY: GROWTH PORTFOLIO

Investment Adviser

The Portfolio’s investment adviser is SunAmerica Asset Management, LLC. The Portfolio is subadvised by Wellington Management Company LLP.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Kent M. Stahl, CFA	2014	Senior Managing Director and Director of Investments and Risk Management
Gregg R. Thomas, CFA	2014	Senior Managing Director and Director of Risk Management

For important information about purchases and sales of portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to “Important Additional Information” on page 17.

- 13 -	Anchor Series Trust

PORTFOLIO SUMMARY: NATURAL RESOURCES PORTFOLIO

Investment Goal

The investment goal of the Natural Resources Portfolio (the “Portfolio”) is total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.75%	0.75%	0.75%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.07%	0.07%	0.07%
Total Annual Portfolio Operating Expenses	0.82%	0.97%	1.07%

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$84	$262	$455	$1,014
Class 2 Shares	99	309	536	1,190
Class 3 Shares	109	340	590	1,306

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 91% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio’s principal investment strategy is to invest primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation with a value-style investment approach. Under normal market circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metals, mining and forest products. The subadviser considers a company to be in the natural resources industry if at the time of investment at least 50% of the company’s assets, revenues or profits are derived from natural resources or if an independent industry source considers it to be in these industries.

The Portfolio will principally invest in equity securities of large-, mid- and small-cap companies, and in foreign equity securities, including emerging market securities. The Portfolio may also invest in preferred stocks.

A “value” philosophy — that of investing in securities believed to be undervalued in the market — often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria are generally calculated to identify stocks of companies with solid financial strength and generous dividend yields that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category. “Total return” is a measure of performance which combines all elements of return including income and capital appreciation.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Natural Resources Risk. The Portfolio will be subject to certain risks specific to investing in the natural resources industry. Investments in securities related to precious metals and minerals are considered speculative. Prices of precious metals may fluctuate sharply over short time periods due to changes in inflation or expectations regarding inflation in various countries; metal sales by governments, central banks or international agencies; investment speculation; changes in industrial and

- 14 -	Anchor Series Trust

PORTFOLIO SUMMARY: NATURAL RESOURCES PORTFOLIO

commercial demand; and governmental prohibitions or restrictions on the private ownership of certain precious metals or minerals.

In addition, the market price of securities that are tied into the market price of a natural resource will fluctuate on the basis of the natural resource. However, there may not be a perfect correlation between the movements of the asset-based security and the market price of the underlying natural resource. Further, these securities typically bear interest or pay dividends at below market rates, and in certain cases at nominal rates. The Portfolio’s investments in natural resources securities exposes it to greater risk than a portfolio less concentrated in a group of related industries.

Equity Securities Risk. The Portfolio invests primarily in equities. As with any equity fund, the value of your investment in this Portfolio may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the Portfolio. In addition, individual stocks selected for the Portfolio may underperform the market generally for a variety of reasons, including poor company earnings results.

Value Stocks Risk. The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market while the market concentrates on growth stocks.

Preferred Stock Risk. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Deferred dividend payments by an issuer of preferred stock could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Management Risk. The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Foreign Investment Risk. The Portfolio’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Emerging Markets Risk. Risks associated with investments in emerging markets may include delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments, and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.

Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller market capitalization companies.

Small- and Medium-Sized Companies Risk. Securities of small and medium sized companies are usually more volatile and entail greater risks than securities of large companies.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of each of the S&P 500® Index, MSCI AWCI Energy Index, the MSCI ACWI Metals & Mining Index and a Blended Index. The Blended Index consists of 65% MSCI AWCI Energy Index and 35% MSCI ACWI Metals & Mining Index. The Blended Index is intended to be more representative of the market sectors in which the Portfolio invests pursuant to its stated investment strategies than any individual benchmark index. The weightings of the components of the Blended Index are intended to approximate the allocation of the Portfolio’s assets, but at any given time may not be indicative of the actual allocation of Portfolio assets among market sectors or types of investments. Fees and expenses incurred at the contract level are not reflected

- 15 -	Anchor Series Trust

PORTFOLIO SUMMARY: NATURAL RESOURCES PORTFOLIO

in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 26.10% (quarter ended June 30, 2009) and the lowest return for a quarter was –36.28% (quarter ended September 30, 2008).

Average Annual Total Returns (For the periods ended December 31, 2014)

	1 Year	5 Years	10 Years
Class 1 Shares	-18.53%	-3.73%	5.32%
Class 2 Shares	-18.68%	-3.87%	5.16%
Class 3 Shares	-18.74%	-3.97%	5.06%
S&P 500® Index	13.69%	15.45%	7.67%
MSCI ACWI Energy Index	-12.92%	2.31%	6.45%
MSCI ACWI Metals & Mining Index	-18.95%	-9.58%	3.90%
Blended Index	-14.86%	-1.78%	5.89%

Investment Adviser

The Portfolio’s investment adviser is SunAmerica Asset Management, LLC. The Portfolio is subadvised by Wellington Management Company LLP.

Portfolio Manager

Name	Portfolio Manager of the Portfolio Since	Title

Jay Bhutani	2010	Managing Director and Global Industry Analyst

For important information about purchases and sales of portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 17.

- 16 -	Anchor Series Trust

IMPORTANT ADDITIONAL INFORMATION

Purchases and Sales of Portfolio Shares

Shares of the Portfolios may only be purchased or redeemed through Variable Contracts offered by the separate accounts of participating life insurance companies. Shares of a Portfolio may be purchased and redeemed each day the New York Stock Exchange is open, at the Portfolio’s net asset value determined after receipt of a request in good order.

The Portfolios do not have any initial or subsequent investment minimums. However, your insurance company may impose investment or account value minimums.

Tax Information

The Portfolios will not be subject to federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income dividends or capital gain dividends; however, you may be subject to federal income tax (and a federal Medicare tax of 3.8% that applies to net investment income, including taxable annuity payments, if applicable) upon withdrawal from such tax deferred arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

The Portfolios are not sold directly to the general public but instead are offered as an underlying investment options for Variable Contracts. The Portfolios and their related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments create a conflict of interest as they may be a factor that the insurance company considers in including the Portfolios as underlying investment options in the Variable Contract. The prospectus (or other offering document) for your Variable Contract may contain additional information about these payments.

- 17 -	Anchor Series Trust

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT STRATEGIES AND INVESTMENT RISKS

Investment Selection

Each Portfolio, other than the Asset Allocation and Government and Quality Bond Portfolios, buys and sells securities based on bottom-up investment analysis and individual security selection, with an aim to uncover opportunities with potential for price appreciation. A bottom-up investment approach searches for outstanding performance of individual stocks before considering the impact of economic or industry trends. Each Portfolio is managed using a proprietary fundamental analysis in order to select securities which are deemed to be consistent with the Portfolio’s investment objective and are priced attractively. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.

The Growth Portfolio’s subadviser allocates the management of the Portfolio to individual portfolio managers or teams who make independent investment decisions based on their own investment strategies. Each portfolio manager or team uses bottom-up investment analysis and is focused on total return or growth of capital and manages their portion of the Portfolio according to their own distinct investment processes. Each portfolio manager’s or team’s equity strategies are combined based on a variety of factors, leveraging the experience of the portfolio management team at the overall Portfolio level in risk management and portfolio construction. These portfolio construction techniques incorporate a qualitative understanding of each portfolio manager or team and their process along with quantitative techniques such as alpha correlation, style analysis, risk profile analysis and scenario/market environment analysis. Wellington Management structures the overall Portfolio in an attempt to minimize market factor and style biases and seeks to obtain the overall Portfolio’s investment objective by combining these different equity strategies into a single Portfolio. Wellington Management expects that the strategies in the aggregate will represent an opportunistic, flexible and diversified fund profile representing a wide range of investment philosophies, companies, industries and market capitalizations. While the individual portfolio managers or teams for the various equity investment strategies are given full discretion to manage their portion of the Portfolio, the overall portfolio management team is responsible for the addition or removal of investment strategies as well as allocating Portfolio assets among the component investment strategies.

Each of the Asset Allocation and Government and Quality Bond Portfolios employ both a bottom-up and a top-down analysis in its investment approach. On an individual security basis, a Portfolio buys and sells securities based on bottom-up investment analysis, with an aim to uncover opportunities with potential for price appreciation. A bottom-up investment approach is described in the preceding paragraph. In addition, each Portfolio is managed using a proprietary top-down macro analysis for asset allocation among its different asset classes, countries, sectors and styles. Top-down macro analysis involves the assessment of such factors as trends in economic growth, inflation and the capital market environment.

Investment Strategies

The investment goal and principal investment strategy for each Portfolio may be changed by the Board of Trustees (the “Board”) without a shareholder vote. You will receive at least 60 days’ notice prior to any change to a Portfolio’s 80% investment policy.

In addition to the Portfolios’ principal investments discussed in their respective Portfolio Summaries, the Portfolios may from time-to-time invest in additional securities and utilize various investment techniques. We have identified below those non-principal investments and the risks associated with such investments. Refer to the Glossary for a description of the risks. In addition to those described herein, there are other securities and investment techniques in which the Portfolios may invest in limited instances, which are not described in this Prospectus. These securities and investment practices are listed in the Anchor Series Trust (the “Trust”) Statement of Additional Information, which you may obtain free of charge (see back cover).

A Glossary has been included in this Prospectus to define the investment and risk terminology used below and throughout the document. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in a Portfolio through one of the Variable Contracts.

Percentage limitations may be calculated based on the Portfolio’s total or net assets. “Total assets” means net assets plus liabilities (e.g., borrowings). If not specified as net assets, the percentage is calculated based on total assets.

From time to time, the Portfolios may take temporary defensive positions that are inconsistent with their principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on a Portfolio’s investments in money market securities for temporary defensive purposes. If a Portfolio takes such a temporary defensive position, it may not achieve its investment objective.

- 18 -	Anchor Series Trust

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT STRATEGIES AND INVESTMENT RISKS

Asset Allocation Portfolio. The Portfolio may also invest in equity swaps, currency transactions, options, futures, forward commitments, mortgage dollar rolls, deferred interest bonds, illiquid securities, short-term investments, firm commitment agreements, when-issued/delayed-delivery transactions, zero coupon bonds, interest rate swaps, caps, floors and collars, loan participations and assignments, and hybrid instruments. Additional risks that the Portfolio may be subject to include:

•	Currency Risk
•	Derivatives Risk
•	Growth Stock Risk
•	Hedging Risk
•	Illiquidity Risk
•	Interest Rate Risk
•	Prepayment Risk
•	Small Company Risk
•	Settlement Risk

Capital Appreciation Portfolio. The Portfolio may also invest in currency transactions; illiquid securities, including private placements (up to 10%); forward commitments; when-issued/delayed-delivery transactions; special situations; forward contracts; ETFs; options, rights and warrants; and convertible securities (up to 20%). Additional risks that the Portfolio may be subject to include:

•	Convertible Security Risk
•	Currency Risk
•	Derivatives Risk
•	Investment Company Risk
•	Emerging Markets Risk
•	Growth Stock Risk
•	Hedging Risk
•	Illiquidity Risk
•	Settlement Risk

Government and Quality Bond Portfolio. The Portfolio may also invest in credit default swaps, including credit default swaps on indices (up to 10%); interest rate swaps, caps, floors and collars (up to 10%); total return swaps (up to 10%); illiquid securities (up to 10%); forward commitments and when-issued/delayed delivery transactions; municipal bonds (up to 10%); zero coupon bonds, foreign securities, futures, special situations, and rights and warrants. Additional risks that the Portfolio may be subject to include:

•	Convertible Securities Risk
•	Emerging Market Risk
•	Foreign Investment Risk
•	Prepayment Risk
•	Credit Default Swap Risk
•	Counterparty Risk
•	Settlement Risk
•	Derivatives Risk
•	Hedging Risk

Growth Portfolio. The Portfolio may also invest in currency transactions; emerging market securities; illiquid securities (up to 10%); forward commitments and when-issued/delayed delivery transactions; ETFs; special situations; rights and warrants; and convertible securities (up to 20%). Additional risks that the Portfolio may be subject to include:

•	Convertible Securities Risk
•	Currency Risk
•	Investment Company Risk
•	Emerging Markets Risk
•	Growth Stocks Risk
•	Illiquidity Risk
•	Settlement Risk

Natural Resources Portfolio. The Portfolio may also invest in currency transactions; depositary receipts; rights and warrants; forward commitments; other investment companies; illiquid securities (up to 10%); when-issued/delayed delivery transactions; special situations and REITs. Additional risks that the Portfolio may be subject to include:

•	Active Trading Risk
•	Convertible Securities Risk
•	Currency Risk
•	Depositary Receipts Risk
•	Derivatives Risk
•	Hedging Risk
•	Investment Company Risk
•	Illiquidity Risk
•	Real Estate Industry Risk
•	Settlement Risk

- 19 -	Anchor Series Trust

GLOSSARY

Investment Terminology

Asset-backed securities issued by trusts and special purpose corporations are backed by a pool of assets, such as credit card or automobile loan receivables representing the obligations of a number of different parties.

A bond includes all fixed-income securities other than short-term commercial paper and preferred stock.

Borrowing for temporary or emergency purposes involves the borrowing of cash or securities by a Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost a Portfolio interest expense and other fees. Borrowing may exaggerate changes in a Portfolio’s net asset value and the cost may reduce a Portfolio’s return.

A call option is a contract sold for a price giving its holder the right to buy a specific number of securities at a specific price prior to a specified date. A covered call option is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option.

A credit default swap is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no default or other designated credit event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a default or designated credit event does occur, the seller of credit protection must pay the buyer of credit protection the full value of the reference obligation. As the seller of credit protection, a Portfolio would effectively add leverage because, in addition to its net assets, such Portfolio would be subject to investment exposure on the par (or other agreed-upon) value it had undertaken to pay. Credit default swaps may be structured based on an index or the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, a particular number of defaults within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation).

Currency transactions include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance return.

Defensive investments include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

A derivative is a financial instrument, such as an option or futures contract, whose value is based on the performance of an underlying asset or an external benchmark, such as the price of a specified security or an index.

Emerging market securities are issued by companies located in emerging market countries. An emerging market country is generally one with a low or middle income economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by the subadviser.

Equity securities, such as common stocks, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as convertible preferred stock, convertible bonds, warrants and rights, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

•	Convertible securities are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

•

Market capitalization ranges. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding common stock (or similar securities) of the company at the time of purchase. The market capitalization of the companies in the Portfolios and the indices described below change over time. A Portfolio will not automatically sell or cease to purchase stock of a company that it already owns just because the company’s market capitalization grows or falls outside this range.

Large-Cap companies will generally include companies whose market capitalizations are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 1000® Index on May 31, 2014, the market capitalization range of the companies in the Index was approximately $2.2 billion to $545.2 billion.

Mid-Cap companies will generally include companies whose market capitalizations range from the market capitalization of the smallest company included in the Russell Midcap® Index to the market capitalization of the largest company in the Russell Midcap® Index during the most recent 12-month period. As of the most

- 20 -	Anchor Series Trust

GLOSSARY

recent annual reconstitution of the Russell Midcap® Index on May 31, 2014, the market capitalization range of the companies in the Index was $2.2 billion to $27.1 billion.

Small-Cap companies will generally include companies whose market capitalizations are equal to or less than the market capitalization of the largest company in the Russell 2000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 2000® Index on May 31, 2014, the market capitalization range of the companies in the Index was $169 million to $4 billion.

•	Warrants are rights to buy common stock of a company at a specified price during the life of the warrant.

•	Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

Exchange Traded Funds (“ETFs”) are a type of investment company bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risk of owning the underlying securities they are designed to track, although lack of liquidity in an ETF may result in its being more volatile than the underlying portfolio of securities. ETFs have management fees which increase their cost. The Portfolio’s ability to invest in ETFs is limited by the Investment Company Act of 1940 (the “1940 Act”).

A firm commitment is a buy order for delayed delivery in which a Portfolio agrees to purchase a security from a seller at a future date, stated price, and fixed yield. The agreement binds the seller as to delivery and binds the purchaser as to acceptance of delivery.

Fixed income securities are broadly classified as securities that provide for periodic payments, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. Investments in fixed income securities include:

•

Corporate debt instruments (bonds, notes and debentures) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

•	High-quality instruments have a very strong capacity to pay interest and repay principal; they reflect the issuers’ high creditworthiness and low risk of default.

•

An investment grade fixed income security is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Adviser or Subadviser). The two best-known debt rating agencies are S&P and Moody’s. Investment grade refers to any security rated “BBB” or above by S&P or “Baa” or above by Moody’s.

•	A junk bond is a high risk bond that does not meet the credit quality standards of an investment grade security, and in many cases offers a high yield to maturity.

•

Pass-through securities involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and asset-backed securities.

•	Preferred stocks receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

•

U.S. Government securities are issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Some U.S. Government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. Government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

•

Zero-Coupon Bonds and Deferred Interest Bonds are debt obligations issued or purchased at a significant discount from face value. Certain zero coupon bonds (Discount Bonds) also are sold at substantial discounts

- 21 -	Anchor Series Trust

GLOSSARY

from their maturity value and provide for the commencement of regular interest payments at a deferred date.

Foreign securities are issued by companies located outside of the United States. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (“PFICs”), American Depositary Receipts (“ADRs”) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).

Hybrid instruments, such as indexed or structured securities, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

Illiquid/Restricted securities are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market. Illiquid securities include privately placed securities that are not readily marketable.

Income consists of interest payments from bonds or dividends from stocks.

Interest rate swaps, caps, floors and collars. Interest rate swaps involve the exchange by a Portfolio with another party of its respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

Loan participations and assignments are investments in which a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

Mortgage-backed securities directly or indirectly provide funds for mortgage loans made to residential home buyers. These include securities that represent interests in pools of mortgage loans made by lenders such as commercial banks, savings and loan institutions, mortgage bankers and others.

Municipal bonds. Fixed income securities include, among other things, municipal bonds which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income tax (“Municipal Bonds”). Municipal Bonds include debt securities which pay interest income that is subject to the alternative minimum tax. A Portfolio may invest in Municipal Bonds whose issuers pay interest on the Bonds from revenues from projects such as multifamily housing, nursing homes, electric utility systems, hospitals or life care facilities. Municipal bonds include residual interest bonds, which are bonds created by dividing the income stream of an underlying municipal bond in two parts, a variable rate security and a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Options and futures are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index. An option gives its owner the right, but not the obligation, to buy (“call”) or sell (“put”) a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc., at a specified future date and price.

REITs (real estate investment trusts) are trusts that invest primarily in commercial real estate, residential real estate, or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the REIT.

Registered investment companies are investments by a Portfolio in other investment companies which are registered in accordance with the federal securities laws.

Short-term investments include money market securities such as short-term U.S. Government obligations, repurchase agreements, commercial paper, bankers’ acceptances and certificates of deposit. These securities may provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

A special situation arises when, in the opinion of the subadviser, the securities of a particular issuer will be recognized and appreciated in value due to a specific

- 22 -	Anchor Series Trust

GLOSSARY

development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

Total return is a measure of performance which combines all elements of return including income and capital appreciation.

Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.

When-issued securities, delayed delivery and forward commitment transactions. The Portfolios may purchase or sell when-issued securities that have been authorized but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.

Yield is the annual dollar income received on an investment expressed as a percentage of the current or average price.

About the Indices

The Barclays U.S. Aggregate A or Better Index is a subset of the Barclays U.S. Aggregate Index and indices, which include index components for government and corporate bonds, agency mortgage pass-through securities, and asset-backed securities. However, the Barclays U.S. Aggregate A or Better Index excludes BBB bonds.

The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate bonds, mortgage pass-through securities, and asset-backed securities.

The MSCI ACWI Energy Index includes large and mid-cap securities across 23 Developed Markets (“DM”) countries and 21 Emerging Markets (“EM”) countries. All securities in the index are classified in the Energy sector as per the Global Industry Classification Standard (“GICS®”).

The MSCI ACWI Metals and Mining Index is composed of large and mid-cap stocks across 23 DM countries and 21 EM countries. All securities in the index are classified in the

Metals & Mining industry (within the Materials sector) according to GICS®.

The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or the Russell 2000® Growth Indices.

The Russell 3000® Index is an unmanaged, weighted index of the 3,000 largest publicly traded companies by market capitalization in the United States and is broadly representative of the universe of potential securities in which the Growth Portfolio may invest.

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Risk Terminology

Active Trading Risk: A strategy used whereby the Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio and could affect your performance. During periods of increased market volatility, active trading may be more pronounced. In the “Financial Highlights” section we provide each Portfolio’s portfolio turnover rate for each of the last five fiscal years.

Convertible Securities Risk: The values of the convertible securities in which a Portfolio may invest also will be affected by market interest rates, the risk that the issuer may default on

- 23 -	Anchor Series Trust

GLOSSARY

interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends; their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time unfavorable to the Portfolio.

Counterparty Risk: Counterparty risk is the risk that a counterparty to a security, loan or derivative held by a Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.

Credit Default Swap Risk: A credit default swap is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no default or other designated credit event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a default or designated credit event does occur, the seller of credit protection must pay the buyer of credit protection the full value of the reference obligation. Credit default swaps increase credit risk when a Portfolio is the seller and increase counterparty risk when a Portfolio is the buyer. Credit default swap transactions in which a Portfolio is the seller may require the Portfolio to liquidate securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. The U.S. Government is in the process of adopting and implementing regulations governing swaps, including mandatory clearing of certain swaps, margin, and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of swaps may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance. A Portfolio may be exposed to additional risks as a result of the additional regulations. The extent and impact of the additional regulations are not yet fully known and may not be for some time.

Credit Risk: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

Currency Risk: The value of a Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S.

dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar denominated securities.

Currency Transactions Risk. A Portfolio may not fully benefit from or may lose money on forward currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Portfolio’s holdings. A Portfolio’s ability to use forward foreign currency transactions successfully depends on a number of factors, including the forward foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of the portfolio managers to accurately predict the direction of changes in currency exchange rates. Currency exchange rates may be volatile and may be affected by, among other factors, the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls and speculation. A security may be denominated in a currency that is different from the currency where the issuer is domiciled. Currency transactions are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Depositary Receipts Risk: Depositary receipts, such as American Depositary Receipts (“ADRs”) and other depositary receipts, including Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Derivatives Risk: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed “over the counter” markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in a Portfolio, the Portfolio will be exposed to the risks associated with hedging described below. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging contract positions may be substantially greater than the cost of a position in the underlying security index or benchmark.

- 26 -	Anchor Series Trust

GLOSSARY

Emerging Markets Risk: The risks associated with investments in foreign securities are heightened in connection with investments in the securities of issuers in developing or “emerging market” countries. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. Risks associated with investments in emerging markets may include delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments, and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.

Equity Securities Risk: This is the risk that the value of a Portfolio may fluctuate in response to stock market movements. Growth stocks are historically volatile. In addition, individual stocks selected for the Portfolio may underperform the market generally for a variety of reasons, including poor company earnings results. The performance of different types of equity stocks may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which the prices of “growth” stocks in general have fallen, or vice versa. In addition, individual stocks selected for a Portfolio may underperform the market generally.

ETF Risk: ETFs are subject to specific risks, depending on the nature of the ETF. Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities generally designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Portfolio could lose money investing in an ETF.

Fixed Income Securities Risk: The value of an investment in a Portfolio investing significantly in fixed income securities may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by issuers of fixed income securities. As interest rates rise, the prices for fixed income securities typically fall; and as interest rates fall, the prices typically rise. To the extent a Portfolio is invested in the bond market, movements in the bond market may affect its performance. In addition, individual fixed income securities selected for a Portfolio may underperform the market generally.

Foreign Investment Risk: Investments in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions by the United States or other governments. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened for emerging markets issuers. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

Growth Stocks Risk: Growth stocks can be volatile for several reasons. Since the issuers of growth stocks usually reinvest a high portion of earnings in their own business, growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks. However, the market rewards growth stocks with price increases when expectations are met or exceeded.

Hedging Risk: A hedge is an investment made in order to reduce the risk of adverse price movements of a security, by taking an off-setting position in a related security (often a derivative such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Illiquidity Risk: When there is little or no active trading market for specific types of securities, it can become difficult or impossible to sell the security at a time and price favorable to the seller. In such a market, the value of such securities may decline dramatically.

Interest Rate Fluctuations Risk: Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise, the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. In periods of very low short-term interest rates, the Portfolio’s yield may become negative, which may result in a decline in the value of your investment. The Portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

- 25 -	Anchor Series Trust

GLOSSARY

Interest Rate Risk: Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to have an inverse correlation with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Investment Company Risk: The risks of a Portfolio owning other investment companies, including ETFs, generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in these investments could result in their being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying the other investment companies purchased or sold by a Portfolio could result in losses on a Portfolio’s investment in such securities. Other investment companies also have management fees that increase their costs versus owning the underlying securities directly.

Issuer Risk: The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Junk Bond Risk: The Portfolio may invest in, or obtain exposure to, high-yield, high risk bonds commonly known as “junk bonds,” which are considered speculative. Junk bonds carry a substantial risk of default or of changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase. A junk bond’s market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for the Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force the Portfolio to replace the security with a lower yielding security. If this occurs, it will decrease the value of your investment in the Portfolio.

Large-Cap Companies Risk: Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Market Risk: The stock and/or bond markets as a whole are volatile and could go up or down, sometimes dramatically, for many reasons, including adverse political or economic development in the U.S. or abroad, changes in investor psychology or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. This could affect the value of the securities held by a Portfolio.

Medium-Sized Companies Risk: Securities of medium-sized companies are usually more volatile and entail greater risks than securities of large companies.

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Preferred Stock Risk: Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stock usually does not require the issuer to pay dividends and may permit the issuer to defer dividend payments. Deferred dividend payments could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.

Prepayment Risk: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

Real Estate Industry Risk: Risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, changes in the appeal of properties to tenants and increases in interest rates. If a Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

- 26 -	Anchor Series Trust

GLOSSARY

In addition, REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from registration under the Investment Company Act of 1940.

Management Risk. A Portfolio may be subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Settlement Risk: Investments purchased on an extended-settlement basis, such as when-issued, forward commitment or delayed-delivery transactions, involve a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on an extended-settlement basis involves the risk that the value of the securities sold may increase before the settlement date.

Small- and Medium-Sized Companies Risk: Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, operating histories, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than companies with larger capitalizations.

Securities of medium-sized companies are also subject to these risks to a lesser extent.

U.S. Government Securities Risk: As noted in the Investment Terminology section of the Glossary, obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. The maximum potential liability of the issuers of some U.S. Government securities held by a Portfolio may greatly exceed their current resources, including their legal right support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, a Portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government.

Value Stocks Risk. The value approach to investing involves the risk that value stocks may remain undervalued. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, while the market concentrates on growth stocks.

Warrants and Rights Risk. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying securities and therefore, are highly volatile and speculative investments. They have no voting rights, pay no dividends and have no rights with respect to the assets of the issuer other than a purchase option. If a warrant or right held by a Portfolio is not exercised by the date of its expiration, the Portfolio would lose the entire purchase price of the warrant or right.

- 27 -	Anchor Series Trust

MANAGEMENT

Information about the Investment Adviser

SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo oversees Wellington Management Company LLP and Edge Asset Management, Inc. (the “Subadvisers”), provides various administrative services and supervises the daily business affairs of each Portfolio. SAAMCo, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311-4992, is a limited liability company organized under the laws of the state of Delaware, and is a wholly owned subsidiary of American General Life Insurance Company. SAAMCo managed, advised or administered assets in excess of $72.4 billion as of December 31, 2014. In addition to serving as investment adviser and manager to the Trust, SAAMCo serves as adviser, manager and/or administrator for Seasons Series Trust, SunAmerica Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., SunAmerica Specialty Series, VALIC Company I and VALIC Company II.

A discussion regarding the basis for the Board’s approval of the Trust’s investment advisory agreement and the subadvisory agreements between SAAMCo and the Subadvisers is available in the Trust’s 2014 Semi-Annual Report to shareholders, which is available upon request.

SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to enter into agreements relating to each of the Portfolios with unaffiliated subadvisers approved by the Board without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated subadvisers for each Portfolio, change the terms of particular agreements with unaffiliated subadvisers or continue the employment of existing unaffiliated subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any subadviser changes. Shareholders of each Portfolio have the right to terminate an agreement with an unaffiliated subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Affiliated subadvisers selected and approved by the Board are subject to shareholder approval.

For the fiscal year ended December 31, 2014, each Portfolio paid SAAMCo a fee equal to the following percentage of average daily net assets:

Portfolio	Fee

Asset Allocation Portfolio	0.66%
Capital Appreciation Portfolio	0.70%
Government and Quality Bond Portfolio	0.54%
Growth Portfolio	0.69%
Natural Resources Portfolio	0.75%

Commission Recapture Program. Through a commission recapture program a portion of certain Portfolios’ expenses have been reduced. “Other Expenses,” as reflected in the Annual Portfolio Operating Expenses in each Portfolio Summary, does not take into account this expense reduction and are therefore higher than the actual expenses of the Portfolio.

The expense reductions due to commission recapture for the following Portfolios were less than 0.01%: Asset Allocation Portfolio, Capital Appreciation Portfolio, Growth Portfolio and Natural Resources Portfolio.

Acquired Fund Fees And Expenses. The “Other Expenses” included in the Total Annual Portfolio Operating Expenses in the Portfolio Summary for the Growth Portfolio includes acquired fund fees and expenses, which were less than 0.01%. Acquired fund fees and expenses include fees and expenses incurred indirectly by the Portfolio as a result of investment in shares of one or more mutual funds, hedge funds, private equity funds or pooled investment vehicles. The fees and expenses will vary based on the Portfolio’s allocation of assets to, and the annualized net expenses of, the particular acquired fund.

Information about the Subadvisers

The investment manager(s) and/or management team(s) that have primary responsibility for the day-to-day management of the Portfolios are set forth below. Unless otherwise noted, a management team’s members share responsibility in making investment decisions on behalf of a Portfolio and no team member is limited in his/her role with respect to the management team.

SAAMCo compensates the Subadvisers out of the advisory fees that it receives from the respective Portfolios. SAAMCo may terminate its agreements with either Subadviser without shareholder approval.

The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Portfolio(s), and the structure and method used by the Subadvisers to determine their compensation.

Edge Asset Management, Inc. (“EAM”) (formerly, WM Advisors, Inc.) is a Washington corporation. EAM is located at 601 Union Street, Suite 2200, Seattle, Washington 98101. EAM

- 28 -	Anchor Series Trust

MANAGEMENT

is an investment adviser registered with the SEC under the Investment Advisers Act of 1940 and provides investment advisory services to registered investment companies and separately managed accounts. As of December 31, 2014, EAM had over $28 billion in assets under management.

The Asset Allocation Portfolio is managed by a team of portfolio managers, including Charlie Averill, CFA and Todd Jablonski, CFA. Mr. Averill is a portfolio manager and a senior quantitative analyst of the asset allocation team. He has worked at EAM since 1990. Mr. Jablonski is currently a portfolio manager. From 2008 to 2009 he was an Executive Director and Portfolio Manager at UBS. Prior to that, he was the lead portfolio manager of US large cap strategies at Credit Suisse Asset Management from 2004-2008. Messrs. Averill and Jablonski each hold the Chartered Financial Analyst designation.

Wellington Management Company LLP (“Wellington Management”) is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of December 31, 2014, Wellington Management had investment management authority with respect to approximately $914 billion in assets.

The Capital Appreciation Portfolio is managed by Stephen C. Mortimer and Michael T. Carmen, CFA. Mr. Mortimer, Senior Managing Director and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2001. Mr. Carmen, Senior Managing Director and Equity Portfolio Manager of Wellington Management, is involved in portfolio management and securities analysis for the Portfolio. Mr. Carmen joined the firm as an investment professional in 1999.

The Government and Quality Bond Portfolio is managed by Glen M. Goldman and Michael E. Stack, CFA are involved in portfolio management and securities analysis for the Portfolio. Mr. Goldman, Managing Director and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2007. Mr. Stack, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2000.

The Growth Portfolio is managed by Kent M. Stahl, CFA and Gregg R. Thomas, CFA. Mr. Stahl is Senior Managing Director and Director of Investments and Risk Management and joined Wellington Management in 1998. Mr. Thomas is Senior Managing Director and Director of Risk Management and joined Wellington Management as an investment professional in 2002.

The Natural Resources Portfolio is managed by Jay Bhutani. Mr. Bhutani, Managing Director and Global Industry Analyst affiliated with Wellington Management and located outside the U.S., joined the firm as an investment professional in 2007.

Custodian, Transfer and Dividend Paying Agent

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust’s assets. VALIC Retirement Services Company is the Trust’s Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

- 29 -	Anchor Series Trust

ACCOUNT INFORMATION

General

Shares of each Portfolio are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under Variable Contracts offered by life insurance companies affiliated with SAAMCo, the investment adviser and manager, as well as non-affiliated life insurance companies. All shares of the Trust are owned by “Separate Accounts” of the life insurance companies. The term “Manager” as used in this Prospectus means either SAAMCo or the other registered investment advisers that serve as subadvisers to the Trust, as the case may be.

The Trust offers three classes of shares: Class 1, Class 2 and Class 3 shares. This Prospectus offers all three classes of shares. Certain classes of shares are offered only to existing contract owners and are not available to new investors. In addition, not all Portfolios are available to all contract owners.

You should be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the various life insurance companies. Nevertheless, the Trust’s Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

Service (12b-1) Plan

Class 2 and Class 3 shares of those Portfolios offering such classes of shares are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.15% and 0.25%, respectively, of the average daily net assets of such class of shares. The service fees will be used to compensate the life insurance companies for costs associated with the servicing of either Class 2 or Class 3 shares, including the cost of reimbursing the life insurance companies for expenditures made to financial intermediaries for providing service to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 or Class 3 shares. Because these fees are paid out of such Portfolio’s Class 2 or Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Transaction Policies

Valuation of shares. The net asset value per share (“NAV”) for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class’s outstanding shares. Securities for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust’s Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures periodically approved and reviewed by the Board. There is no single standard for making fair value determinations, which may result in the use of prices that vary from those used by other funds. In addition, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. The value of any share of open-end funds held by the Portfolios will be calculated using the NAV of such funds. The prospectus for any such open-end funds should explain the circumstances under which these funds are fair value pricing and the effect of using fair value pricing.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security’s price is available from more than one exchange, a Portfolio will use the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the securities. This determination will be based on a review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

A Portfolio may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of the

- 30 -	Anchor Series Trust

ACCOUNT INFORMATION

Portfolio’s shares may change on days when the Trust is not open for purchases or redemptions.

Because Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, the NAV per share of the Class 2 and Class 3 shares will generally be lower than the NAV per share of the Class 1 shares of each Portfolio that offers Class 2 and Class 3 shares.

Buy and sell prices. The Separate Accounts buy and sell shares of the Portfolio at NAV, without any sales or other charges. However, as discussed above, Class 2 and Class 3 shares are subject to service fees pursuant to a Rule 12b-1 plan.

Execution of requests. The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust’s close of business (generally 4:00 p.m. Eastern time), the order will receive that day’s closing price. If the order is received after that time, it will receive the next business day’s closing price.

If trading is halted or restricted on the NYSE or under other emergency conditions described in the 1940 Act, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer.

Frequent Purchases and Redemptions of Shares

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading (“market timing”) vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios. The Board has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interest of its Portfolios’ performance or their participants. Market timing can disrupt the ability of a Subadviser to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolios. In addition, market timing may increase a Portfolio’s expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Certain Portfolios may invest to a large extent in securities that are primarily traded in foreign markets. Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio’s international portfolio securities trade and the time as of which the Portfolio’s net asset value is calculated. Market timing in Portfolios investing significantly in junk bonds may occur if market prices are not readily available for a Portfolio’s junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio’s net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust’s fair value pricing procedures is to minimize the possibilities of this type of market timing (see “Transaction Policies—Valuation of Shares”).

Shares of the Portfolios are held through Separate Accounts. The ability of the Trust to monitor transfers made by the participants in Separate Accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board’s policy is that the Portfolios must rely on the Separate Account to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures. The Trust has entered into agreements with the Separate Accounts that require the Separate Accounts to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades. In situations in which the Trust becomes aware of possible market timing activity, it will notify the Separate Account in order to help facilitate the enforcement of such entity’s market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary that the Trust determines not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.

Any restrictions or limitations imposed by the Separate Accounts may differ from those imposed by the Trust. Please review your Variable Contract prospectus for more information regarding the insurance company’s market timing policies and procedures, including any restrictions or limitations that the Separate Account may impose with respect to trades made through a Variable Contract. Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

- 31 -	Anchor Series Trust

ACCOUNT INFORMATION

Payments in Connection with Distribution

Certain life insurance companies affiliated with SAAMCo receive revenue sharing payments from SAAMCo and certain subadvisers in connection with certain administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. Payments may be derived from 12b-1 fees that are deducted directly from the assets of the Portfolios or from investment management fees received by the Adviser or subadvisers.

Portfolio Holdings

The Trust’s policies and procedures with respect to the disclosure of the Portfolios’ securities are described in the Statement of Additional Information.

Dividend Policies and Taxes

Distributions. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends. Distributions from net realized gains, if any, are paid annually for all Portfolios.

Distribution Reinvestments. The dividends and distributions, if any, will be automatically reinvested in additional shares of the same Portfolio on which they were paid. The per share dividends on Class 2 and Class 3 shares will generally be lower than the per share dividends on Class 1 shares of the same Portfolio as a result of the fact that Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not.

Taxability of a Portfolio. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

The Portfolios which receive dividend income from U.S. sources will annually report certain amounts of their dividends paid as eligible for the dividends received deduction, and the Portfolios incurring foreign taxes will elect to pass-through allowable foreign tax credits. These reports and elections will benefit the life insurance companies, in potentially material amounts, and will not beneficially or adversely affect you or the Portfolios. The benefits to the life insurance companies will not be passed to you or the Portfolios.

Each Portfolio further intends to meet certain additional diversification and investor control requirements that apply to regulated investment companies that underlie Variable Contracts. If a Portfolio were to fail to qualify as a regulated investment company or were to fail to comply with the additional diversification or investor control requirements, Separate Accounts invested in the Portfolio may not be treated as annuity, endowment, or life insurance contracts for federal income tax purposes, and income and gains earned inside the Separate Accounts would be taxed currently to policyholders and would remain taxable in future years, even if the Portfolio were to become adequately diversified in the future.

- 32 -	Anchor Series Trust

FINANCIAL HIGHLIGHTS

The following Financial Highlights tables are intended to help you understand each Portfolio’s financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio’s financial statements, is included in the Trust’s Annual Report to shareholders, which is available upon request.

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

Government and Quality Bond Portfolio Class 1
12/31/10	$14.95	$0.42	$0.33	$0.75	$(0.63)	$—	$(0.63)	$15.07	4.98%	$297,126	0.59%	2.75%	66%
12/31/11	15.07	0.35	0.71	1.06	(0.49)	(0.07)	(0.56)	15.57	7.09	260,025	0.62	2.24	44
12/31/12	15.57	0.29	0.31	0.60	(0.37)	(0.22)	(0.59)	15.58	3.83	326,992	0.59	1.88	81
12/31/13	15.58	0.21	(0.55)	(0.34)	(0.38)	(0.15)	(0.53)	14.71	(2.15)	421,167	0.59	1.40	184
12/31/14	14.71	0.21	0.55	0.76	(0.29)	—	(0.29)	15.18	5.19	572,823	0.58	1.40	128

Government and Quality Bond Portfolio Class 2
12/31/10	14.94	0.40	0.33	0.73	(0.61)	—	(0.61)	15.06	4.83	80,584	0.74	2.60	66
12/31/11	15.06	0.32	0.71	1.03	(0.46)	(0.07)	(0.53)	15.56	6.89	68,974	0.77	2.09	44
12/31/12	15.56	0.27	0.30	0.57	(0.34)	(0.22)	(0.56)	15.57	3.65	60,472	0.74	1.72	81
12/31/13	15.57	0.19	(0.54)	(0.35)	(0.35)	(0.15)	(0.50)	14.72	(2.22)	49,484	0.74	1.26	184
12/31/14	14.72	0.19	0.54	0.73	(0.26)	—	(0.26)	15.19	4.99	43,986	0.73	1.25	128

Government and Quality Bond Portfolio Class 3
12/31/10	14.91	0.38	0.33	0.71	(0.59)	—	(0.59)	15.03	4.74	737,455	0.84	2.50	66
12/31/11	15.03	0.31	0.71	1.02	(0.46)	(0.07)	(0.53)	15.52	6.78	735,004	0.87	1.99	44
12/31/12	15.52	0.25	0.30	0.55	(0.33)	(0.22)	(0.55)	15.52	3.53	797,475	0.84	1.63	81
12/31/13	15.52	0.17	(0.53)	(0.36)	(0.34)	(0.15)	(0.49)	14.67	(2.28)	806,854	0.84	1.16	184
12/31/14	14.67	0.17	0.54	0.71	(0.25)	—	(0.25)	15.13	4.87	783,305	0.83	1.15	128

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.

- 33 -	Anchor Series Trust

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets(3)	Portfolio turnover rate

Asset Allocation Portfolio Class 1
12/31/10	$12.00	$0.33	$1.30	$1.63	$(0.34)	$—	$(0.34)	$13.29	13.89%	$195,082	0.76%	2.64%	65%
12/31/11	13.29	0.38	(0.27)	0.11	(0.37)	—	(0.37)	13.03	0.93	167,345	0.80	2.82	44
12/31/12	13.03	0.37	1.18	1.55	(0.43)	—	(0.43)	14.15	11.95	159,351	0.80	2.65	30
12/31/13	14.15	0.35	2.15	2.50	(0.44)	—	(0.44)	16.21	17.87	159,638	0.79	2.29	27
12/31/14	16.21	0.40	0.80	1.20	(0.41)	(0.46)	(0.87)	16.54	7.41	146,594	0.75	2.37	29

Asset Allocation Portfolio Class 2
12/31/10	11.98	0.31	1.30	1.61	(0.33)	—	(0.33)	13.26	13.69	20,513	0.91	2.49	65
12/31/11	13.26	0.36	(0.27)	0.09	(0.35)	—	(0.35)	13.00	0.76	18,303	0.95	2.67	44
12/31/12	13.00	0.35	1.18	1.53	(0.41)	—	(0.41)	14.12	11.78	17,151	0.95	2.50	30
12/31/13	14.12	0.33	2.14	2.47	(0.41)	—	(0.41)	16.18	17.68	18,074	0.94	2.14	27
12/31/14	16.18	0.37	0.81	1.18	(0.38)	(0.46)	(0.84)	16.52	7.31	15,750	0.90	2.22	29

Asset Allocation Portfolio Class 3
12/31/10	11.96	0.30	1.30	1.60	(0.32)	—	(0.32)	13.24	13.61	34,612	1.01	2.40	65
12/31/11	13.24	0.34	(0.27)	0.07	(0.34)	—	(0.34)	12.97	0.64	39,025	1.06	2.58	44
12/31/12	12.97	0.33	1.18	1.51	(0.40)	—	(0.40)	14.08	11.68	43,328	1.05	2.41	30
12/31/13	14.08	0.31	2.13	2.44	(0.40)	—	(0.40)	16.12	17.52	54,684	1.04	2.04	27
12/31/14	16.12	0.35	0.81	1.16	(0.37)	(0.46)	(0.83)	16.45	7.23	56,298	1.00	2.12	29

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	12/31/10	12/31/11	12/31/12	12/31/13	12/31/14
Asset Allocation Portfolio Class 1	0.01%	0.00%	0.00%	0.00%	0.00%
Asset Allocation Portfolio Class 2	0.01	0.00	0.00	0.00	0.00
Asset Allocation Portfolio Class 3	0.01	0.00	0.00	0.00	0.00

- 34 -	Anchor Series Trust

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets(3)	Portfolio turnover rate

Growth Portfolio Class 1
12/31/10	$18.33	$0.13	$2.43	$2.56	$(0.13)	$—	$(0.13)	$20.76	14.10%	$244,740	0.78%	0.66%	82%
12/31/11	20.76	0.11	(1.41)	(1.30)	(0.15)	—	(0.15)	19.31	(6.21)	190,613	0.83	0.55	84
12/31/12	19.31	0.22	2.47	2.69	(0.12)	—	(0.12)	21.88	13.95	244,122	0.79	1.05	92
12/31/13	21.88	0.19	7.48	7.67	(0.21)	—	(0.21)	29.34	35.14	403,439	0.77	0.74	78
12/31/14	29.34	0.20	1.99	2.19	(0.17)	—	(0.17)	31.36	7.48	505,595	0.74	0.68	118

Growth Portfolio Class 2
12/31/10	18.32	0.10	2.44	2.54	(0.11)	—	(0.11)	20.75	13.96	37,148	0.93	0.51	82
12/31/11	20.75	0.08	(1.41)	(1.33)	(0.12)	—	(0.12)	19.30	(6.40)	27,851	0.98	0.39	84
12/31/12	19.30	0.18	2.48	2.66	(0.08)	—	(0.08)	21.88	13.81	25,506	0.94	0.85	92
12/31/13	21.88	0.15	7.48	7.63	(0.16)	—	(0.16)	29.35	34.97	27,163	0.92	0.60	78
12/31/14	29.35	0.16	1.97	2.13	(0.12)	—	(0.12)	31.36	7.28	24,700	0.89	0.54	118

Growth Portfolio Class 3
12/31/10	18.28	0.08	2.44	2.52	(0.09)	—	(0.09)	20.71	13.89	151,712	1.03	0.41	82
12/31/11	20.71	0.06	(1.41)	(1.35)	(0.10)	—	(0.10)	19.26	(6.52)	122,324	1.08	0.30	84
12/31/12	19.26	0.16	2.48	2.64	(0.06)	—	(0.06)	21.84	13.72	118,352	1.04	0.76	92
12/31/13	21.84	0.13	7.46	7.59	(0.14)	—	(0.14)	29.29	34.82	126,179	1.02	0.50	78
12/31/14	29.29	0.13	1.97	2.10	(0.09)	—	(0.09)	31.30	7.18	115,933	0.99	0.44	118

Capital Appreciation Portfolio Class 1
12/31/10	29.97	(0.04)	6.84	6.80	(0.04)	—	(0.04)	36.73	22.72	556,674	0.75	(0.14)	96
12/31/11	36.73	(0.07)	(2.52)	(2.59)	—	—	—	34.14	(7.05)	435,001	0.79	(0.19)	91
12/31/12	34.14	(0.07)	8.23	8.16	—	(1.72)	(1.72)	40.58	23.90 (4)	480,705	0.74	(0.17)	103
12/31/13	40.58	(0.10)	14.19	14.09	—	(5.43)	(5.43)	49.24	35.80	605,894	0.75	(0.22)	105
12/31/14	49.24	(0.06)	7.41	7.35	—	(9.21)	(9.21)	47.38	15.26	668,565	0.74	(0.12)	91

Capital Appreciation Portfolio Class 2
12/31/10	29.63	(0.09)	6.77	6.68	(0.01)	—	(0.01)	36.30	22.53	72,088	0.90	(0.29)	96
12/31/11	36.30	(0.13)	(2.48)	(2.61)	—	—	—	33.69	(7.19)	54,499	0.94	(0.34)	91
12/31/12	33.69	(0.13)	8.12	7.99	—	(1.72)	(1.72)	39.96	23.71 (4)	54,464	0.89	(0.33)	103
12/31/13	39.96	(0.17)	13.97	13.80	—	(5.43)	(5.43)	48.33	35.62	59,470	0.90	(0.37)	105
12/31/14	48.33	(0.13)	7.26	7.13	—	(9.21)	(9.21)	46.25	15.08	56,610	0.89	(0.27)	91

Capital Appreciation Portfolio Class 3
12/31/10	29.43	(0.12)	6.72	6.60	—	—	—	36.03	22.43	546,714	1.00	(0.38)	96
12/31/11	36.03	(0.16)	(2.46)	(2.62)	—	—	—	33.41	(7.27)	499,914	1.04	(0.45)	91
12/31/12	33.41	(0.16)	8.04	7.88	—	(1.72)	(1.72)	39.57	23.58 (4)	535,916	0.99	(0.42)	103
12/31/13	39.57	(0.21)	13.81	13.60	—	(5.43)	(5.43)	47.74	35.46	625,388	1.00	(0.47)	105
12/31/14	47.74	(0.18)	7.17	6.99	—	(9.21)	(9.21)	45.52	14.96	635,020	0.99	(0.37)	91

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	12/31/10	12/31/11	12/31/12	12/31/13	12/31/14
Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00
Capital Appreciation Portfolio Class 1	0.01	0.01	0.00	0.00	0.00
Capital Appreciation Portfolio Class 2	0.01	0.01	0.00	0.00	0.00
Capital Appreciation Portfolio Class 3	0.01	0.01	0.00	0.00	0.00
(4)	Total return was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

- 35 -	Anchor Series Trust

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)		Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets(3)	Portfolio turnover rate
Natural Resources Portfolio Class 1
12/31/10	$39.96	$0.27	$5.53	$5.80	$(0.36)	$(2.57)	$(2.93)	$42.83	16.20	(4)%	$123,891	0.82%	0.70%	82%
12/31/11	42.83	0.32	(8.38)	(8.06)	(0.28)	(10.11)	(10.39)	24.38	(20.27)		81,957	0.87	0.87	89
12/31/12	24.38	0.28	0.55	0.83	(0.27)	(2.33)	(2.60)	22.61	3.54		84,409	0.83	1.18	55
12/31/13	22.61	0.18	1.12	1.30	(0.22)	—	(0.22)	23.69	5.80		100,572	0.84	0.80	77
12/31/14	23.69	0.30	(4.63)	(4.33)	(0.26)	—	(0.26)	19.10	(18.53)		95,751	0.82	1.28	91
Natural Resources Portfolio Class 2
12/31/10	39.85	0.21	5.51	5.72	(0.31)	(2.57)	(2.88)	42.69	16.01	(4)	24,994	0.97	0.55	82
12/31/11	42.69	0.26	(8.33)	(8.07)	(0.22)	(10.11)	(10.33)	24.29	(20.38)		17,284	1.02	0.72	89
12/31/12	24.29	0.24	0.55	0.79	(0.22)	(2.33)	(2.55)	22.53	3.37		15,018	0.98	1.01	55
12/31/13	22.53	0.15	1.11	1.26	(0.18)	—	(0.18)	23.61	5.64		13,767	0.99	0.66	77
12/31/14	23.61	0.27	(4.63)	(4.36)	(0.22)	—	(0.22)	19.03	(18.68)		10,238	0.97	1.15	91
Natural Resources Portfolio Class 3
12/31/10	39.73	0.17	5.50	5.67	(0.27)	(2.57)	(2.84)	42.56	15.93	(4)	175,152	1.07	0.45	82
12/31/11	42.56	0.22	(8.31)	(8.09)	(0.18)	(10.11)	(10.29)	24.18	(20.47)		140,166	1.12	0.62	89
12/31/12	24.18	0.22	0.54	0.76	(0.20)	(2.33)	(2.53)	22.41	3.25		131,121	1.08	0.92	55
12/31/13	22.41	0.13	1.11	1.24	(0.16)	—	(0.16)	23.49	5.56		120,528	1.09	0.56	77
12/31/14	23.49	0.24	(4.60)	(4.36)	(0.19)	—	(0.19)	18.94	(18.74)		98,333	1.07	1.04	91

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reimbursements (recoupments) and expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	12/31/10	12/31/11	12/31/12	12/31/13	12/31/14
Natural Resources Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Natural Resources Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Natural Resources Portfolio Class 3	0.00	0.00	0.00	0.00	0.00
(4)	Total return for Class 1, Class 2, and Class 3 were increased by 0.25%, 0.22%, and 0.22% respectively, from gains on the disposal of investments in violation of investment restrictions.

- 36 -	Anchor Series Trust

FOR MORE INFORMATION

The following documents contain more information about the Portfolios’ investments and are available free of charge upon request:

•

The Annual/Semi-annual Reports contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio’s performance for the most recently completed fiscal year.

•

The Statement of Additional Information (SAI) contains additional information about the Portfolios’ policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

The Trust’s prospectus, SAI, and semi-annual and annual reports are available at https://www.aig.com/getprospectus online through the internet websites of the life insurance companies offering the Portfolios as investment options. You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 15570 Amarillo, Texas 79105-5570.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-551-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission’s web-site at http://www.sec.gov and copies of this information may be obtained, after payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT

File No. 811-3836

- 37 -	Anchor Series Trust

PROSPECTUS

May 1, 2015

ANCHOR SERIES TRUST

(Class 3 Shares)

Capital Appreciation Portfolio

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

i

PORTFOLIO SUMMARY: CAPITAL APPRECIATION PORTFOLIO

Investment Goal

The investment goal of the Capital Appreciation Portfolio (the “Portfolio”) is long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Class 3
Management Fees	0.70%
Service (12b-1) Fees	0.25%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.99%

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 3 Shares	$101	$315	$547	$1,213

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 91% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio’s principal investment strategy is to invest primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach. The Portfolio uses an active trading strategy to achieve its investment goal.

The Portfolio will principally invest in equity securities of large-, mid- and small-cap companies. The Portfolio may also invest in foreign equity securities, including depositary receipts (up to 30% of total assets).

A “growth” philosophy — that of investing in securities believed to offer the potential for capital appreciation — focuses on securities of companies that may have one or more of the following characteristics: accelerating or high revenue growth, improving profit margins, or improving balance sheets.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests primarily in equities. As with any equity fund, the value of your investment in this Portfolio may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the Portfolio. In addition, individual stocks selected for the Portfolio may underperform the market generally for a variety of reasons, including poor company earnings results.

Foreign Investment Risk. The Portfolio’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

- 1 -	Anchor Series Trust

PORTFOLIO SUMMARY: CAPITAL APPRECIATION PORTFOLIO

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Management Risk. The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Growth Stocks Risk. Growth stocks can be volatile for several reasons. Since the issuers of growth stocks usually reinvest a high portion of earnings in their own business, growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks. However, the market rewards growth stocks with price increases when expectations are met or exceeded.

Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller market capitalization companies.

Small- and Medium-Sized Companies Risk. Securities of small and medium sized companies are usually more volatile and entail greater risks than securities of large companies.

Depositary Receipts Risk. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 3000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

(Class 3 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 21.22% (quarter ended March 31, 2012) and the lowest return for a quarter was –22.27% (quarter ended December 31, 2008).

Average Annual Total Returns (For the periods ended December 31, 2014)

	1 Year	5 Years	10 Years
Class 3 Shares	14.96%	16.92%	10.83%
Russell 3000® Growth Index	12.44%	15.89%	8.50%

- 2 -	Anchor Series Trust

PORTFOLIO SUMMARY: CAPITAL APPRECIATION PORTFOLIO

Investment Adviser

The Portfolio’s investment adviser is SunAmerica Asset Management, LLC. The Portfolio is subadvised by Wellington Management Company LLP.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title

Stephen C. Mortimer	2006	Senior Managing Director and Equity Portfolio Manager
Michael T. Carmen, CFA	2010	Senior Managing Director and Equity Portfolio Manager

For important information about purchases and sales of portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 4.

- 3 -	Anchor Series Trust

IMPORTANT ADDITIONAL INFORMATION

Purchases and Sales of Portfolio Shares

Shares of the Portfolio may only be purchased or redeemed through Variable Contracts offered by the separate accounts of participating life insurance companies. Shares of the Portfolio may be purchased and redeemed each day the New York Stock Exchange is open, at the Portfolio’s net asset value determined after receipt of a request in good order.

The Portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment or account value minimums.

Tax Information

The Portfolio will not be subject to federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income dividends or capital gain dividends; however, you may be subject to federal income tax (and a federal Medicare tax of 3.8% that applies to net investment income, including taxable annuity payments, if applicable) upon withdrawal from such tax deferred arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead are offered as an underlying investment options for Variable Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments create a conflict of interest as they may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Variable Contract. The prospectus (or other offering document) for your Variable Contract may contain additional information about these payments.

- 4 -	Anchor Series Trust

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES AND INVESTMENT RISKS

Investment Selection

The Portfolio buys and sells securities based on bottom-up investment analysis and individual security selection, with an aim to uncover opportunities with potential for price appreciation. A bottom-up investment approach searches for outstanding performance of individual stocks before considering the impact of economic or industry trends. The Portfolio is managed using a proprietary fundamental analysis in order to select securities which are deemed to be consistent with the Portfolio’s investment objective and are priced attractively. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.

Investment Strategies

The investment goal and principal investment strategy for the Portfolio may be changed by the Board of Trustees (the “Board”) without a shareholder vote.

In addition to the Portfolio’s principal investments discussed in its Portfolio Summary, the Portfolio may from time-to-time invest in additional securities and utilize various investment techniques. We have identified below those non-principal investments and the risks associated with such investments.

Refer to the Glossary for a description of the risks. In addition to those described herein, there are other securities and investment techniques in which the Portfolio may invest in limited instances, which are not described in this Prospectus. These securities and investment practices are listed in the Anchor Series Trust (the “Trust”) Statement of Additional Information, which you may obtain free of charge (see back cover).

A Glossary has been included in this Prospectus to define the investment and risk terminology used below and throughout the document. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in the Portfolio through one of the Variable Contracts.

Percentage limitations may be calculated based on the Portfolio’s total or net assets. “Total assets” means net assets plus liabilities (e.g., borrowings). If not specified as net assets, the percentage is calculated based on total assets.

From time to time, the Portfolio may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on the Portfolio’s investments in money market securities for temporary defensive purposes. If the Portfolio takes such a temporary defensive position, it may not achieve its investment objective.

Capital Appreciation Portfolio. The Portfolio may also invest in currency transactions; illiquid securities, including private placements (up to 10%); forward commitments; when-issued/delayed-delivery transactions; special situations; forward contracts; ETFs; options, rights and warrants; and convertible securities (up to 20%). Additional risks that the Portfolio may be subject to include:

•	Convertible Security Risk
•	Currency Risk
•	Derivatives Risk
•	Investment Company Risk
•	Emerging Markets Risk
•	Growth Stock Risk
•	Hedging Risk
•	Illiquidity Risk
•	Settlement Risk

- 5 -	Anchor Series Trust

GLOSSARY

Investment Terminology

Borrowing for temporary or emergency purposes involves the borrowing of cash or securities by the Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost the Portfolio interest expense and other fees. Borrowing may exaggerate changes in the Portfolio’s net asset value and the cost may reduce a Portfolio’s return.

A call option is a contract sold for a price giving its holder the right to buy a specific number of securities at a specific price prior to a specified date. A covered call option is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option.

Currency transactions include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance return.

Defensive investments include high quality fixed income securities, repurchase agreements and other money market instruments. The Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When the Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, the Portfolio may not achieve its investment goal.

A derivative is a financial instrument, such as an option or futures contract, whose value is based on the performance of an underlying asset or an external benchmark, such as the price of a specified security or an index.

Emerging market securities are issued by companies located in emerging market countries. An emerging market country is generally one with a low or middle income economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by the subadviser.

Equity securities, such as common stocks, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as convertible preferred stock, convertible bonds, warrants and rights, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

•	Convertible securities are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.
•	Market capitalization ranges. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding common stock (or similar securities) of the company at the time of purchase. The market capitalization of the companies in the Portfolio and the indices described below change over time. The Portfolio will not automatically sell or cease to purchase stock of a company that it already owns just because the company’s market capitalization grows or falls outside this range.

Large-Cap companies will generally include companies whose market capitalizations are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 1000® Index on May 31, 2014, the market capitalization range of the companies in the Index was approximately $2.2 billion to $545.2 billion.

Mid-Cap companies will generally include companies whose market capitalizations range from the market capitalization of the smallest company included in the Russell Midcap® Index to the market capitalization of the largest company in the Russell Midcap® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell Midcap® Index on May 31, 2014, the market capitalization range of the companies in the Index was $2.2 billion to $27.1 billion.

Small-Cap companies will generally include companies whose market capitalizations are equal to or less than the market capitalization of the largest company in the Russell 2000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 2000® Index on May 31, 2014, the market capitalization range of the companies in the Index was $169 million to $4 billion.

•	Warrants are rights to buy common stock of a company at a specified price during the life of the warrant.

•	Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

Exchange Traded Funds (“ETFs”) are a type of investment company bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities designed to track a particular market index. The Portfolio could purchase an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risk of owning

- 6 -	Anchor Series Trust

GLOSSARY

the underlying securities they are designed to track, although lack of liquidity in an ETF may result in its being more volatile than the underlying portfolio of securities. ETFs have management fees which increase their cost. The Portfolio’s ability to invest in ETFs is limited by the Investment Company Act of 1940 (the “1940 Act”).

Foreign securities are issued by companies located outside of the United States. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (“PFICs”), American Depositary Receipts (“ADRs”) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).

Illiquid/Restricted securities are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market. Illiquid securities include privately placed securities that are not readily marketable.

Options and futures are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index. An option gives its owner the right, but not the obligation, to buy (“call”) or sell (“put”) a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc., at a specified future date and price.

Registered investment companies are investments by the Portfolio in other investment companies which are registered in accordance with the federal securities laws.

Short-term investments include money market securities such as short-term U.S. Government obligations, repurchase agreements, commercial paper, bankers’ acceptances and certificates of deposit. These securities may provide the Portfolio with sufficient liquidity to meet redemptions and cover expenses.

A special situation arises when, in the opinion of the subadviser, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

When-issued securities, delayed delivery and forward commitment transactions. The Portfolio may purchase or sell when-issued securities that have been authorized but not yet issued in the market. In addition, the Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolio may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.

About the Indices

The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or the Russell 2000® Growth Indices.

Risk Terminology

Active Trading Risk: A strategy used whereby the Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance. During periods of increased market volatility, active trading may be more pronounced. In the “Financial Highlights” section we provide the Portfolio’s portfolio turnover rate for each of the last five fiscal years.

Convertible Securities Risk: The values of the convertible securities in which the Portfolio may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends; their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time unfavorable to the Portfolio.

- 7 -	Anchor Series Trust

GLOSSARY

Counterparty Risk: Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.

Currency Risk: The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar denominated securities.

Currency Transactions Risk: The Portfolio may not fully benefit from or may lose money on forward currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Portfolio’s holdings. The Portfolio’s ability to use forward foreign currency transactions successfully depends on a number of factors, including the forward foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of the portfolio managers to accurately predict the direction of changes in currency exchange rates. Currency exchange rates may be volatile and may be affected by, among other factors, the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls and speculation. A security may be denominated in a currency that is different from the currency where the issuer is domiciled. Currency transactions are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Depositary Receipts Risk: Depositary receipts, such as American Depositary Receipts (“ADRs”) and other depositary receipts, including Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Derivatives Risk: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed “over the counter” markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging described below. To the extent an option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging contract positions may be substantially greater than the cost of a position in the underlying security index or benchmark.

Emerging Markets Risk: The risks associated with investments in foreign securities are heightened in connection with investments in the securities of issuers in developing or “emerging market” countries. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. Risks associated with investments in emerging markets may include delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments, and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.

Equity Securities Risk: This is the risk that the value of the Portfolio may fluctuate in response to stock market movements. Growth stocks are historically volatile. In addition, individual stocks selected for the Portfolio may underperform the market generally for a variety of reasons, including poor company earnings results. The performance of different types of equity stocks may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which the prices of “growth” stocks in general have fallen, or vice versa. In addition, individual stocks selected for the Portfolio may underperform the market generally.

ETF Risk: ETFs are subject to specific risks, depending on the nature of the ETF. Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities generally designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Portfolio could lose money investing in an ETF.

Foreign Investment Risk: Investments in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment. In

- 8 -	Anchor Series Trust

GLOSSARY

addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions by the United States or other governments. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened for emerging markets issuers. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

Growth Stocks Risk: Growth stocks can be volatile for several reasons. Since the issuers of growth stocks usually reinvest a high portion of earnings in their own business, growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks. However, the market rewards growth stocks with price increases when expectations are met or exceeded.

Hedging Risk: A hedge is an investment made in order to reduce the risk of adverse price movements of a security, by taking an off-setting position in a related security (often a derivative such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Illiquidity Risk: When there is little or no active trading market for specific types of securities, it can become difficult or impossible to sell the security at a time and price favorable to the seller. In such a market, the value of such securities may decline dramatically.

Investment Company Risk: The risks of the Portfolio owning other investment companies, including ETFs, generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in these investments could result in their being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying the other investment companies purchased or sold by the Portfolio could result in losses on the Portfolio’s investment in such securities. Other investment companies also have management fees that increase their costs versus owning the underlying securities directly.

Issuer Risk: The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Large-Cap Companies Risk: Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Management Risk: The Portfolio may be subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Market Risk: The stock and/or bond markets as a whole are volatile and could go up or down, sometimes dramatically, for many reasons, including adverse political or economic development in the U.S. or abroad, changes in investor psychology or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. This could affect the value of the securities held by the Portfolio.

Medium-Sized Companies Risk: Securities of medium-sized companies are usually more volatile and entail greater risks than securities of large companies.

Settlement Risk: Investments purchased on an extended-settlement basis, such as when-issued, forward commitment or delayed-delivery transactions, involve a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on an extended-settlement basis involves the risk that the value of the securities sold may increase before the settlement date.

Small- and Medium-Sized Companies Risk: Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, operating histories, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.

- 9 -	Anchor Series Trust

GLOSSARY

Warrants and Rights Risk: Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying securities and therefore, are highly volatile and speculative investments. They have no voting rights, pay no dividends and have no rights with respect to the assets of the issuer other than a purchase option. If a warrant or right held by the Portfolio is not exercised by the date of its expiration, the Portfolio would lose the entire purchase price of the warrant or right.

- 10 -	Anchor Series Trust

MANAGEMENT

Information about the Investment Adviser

SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo oversees Wellington Management Company LLP (the “Subadviser”), provides various administrative services and supervises the daily business affairs of the Portfolio. SAAMCo, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311-4992, is a limited liability company organized under the laws of the state of Delaware, and is a wholly owned subsidiary of American General Life Insurance Company. SAAMCo managed, advised or administered assets in excess of $72.4 billion as of December 31, 2014. In addition to serving as investment adviser and manager to the Trust, SAAMCo serves as adviser, manager and/or administrator for Seasons Series Trust, SunAmerica Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., SunAmerica Specialty Series, VALIC Company I and VALIC Company II.

A discussion regarding the basis for the Board’s approval of the Trust’s investment advisory agreement and the subadvisory agreement between SAAMCo and the Subadviser is available in the Trust’s 2014 Semi-Annual Report to shareholders, which is available upon request.

SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Portfolio with unaffiliated subadvisers approved by the Board without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated subadvisers for the Portfolio, change the terms of particular agreements with unaffiliated subadvisers or continue the employment of existing unaffiliated subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any subadviser changes. Shareholders of the Portfolio have the right to terminate an agreement with an unaffiliated subadviser for the Portfolio at any time by a vote of the majority of the outstanding voting securities of the Portfolio. Affiliated subadvisers selected and approved by the Board are subject to shareholder approval.

For the fiscal year ended December 31, 2014, the Portfolio paid SAAMCo a fee equal to the following percentage of average daily net assets:

Portfolio	Fee

Capital Appreciation Portfolio	0.70%

Commission Recapture Program. Through a commission recapture program a portion of the Portfolio’s expenses have been reduced. “Other Expenses,” as reflected in the Annual Portfolio Operating Expenses in the Portfolio Summary, does not take into account this expense reduction and are therefore higher than the actual expenses of the Portfolio.

The expense reduction due to commission recapture for the Capital Appreciation Portfolio was less than 0.01%.

Information about the Subadviser

The investment manager(s) and/or management team(s) that have primary responsibility for the day-to-day management of the Portfolio is set forth below. Unless otherwise noted, a management team’s members share responsibility in making investment decisions on behalf of the Portfolio and no team member is limited in his/her role with respect to the management team.

SAAMCo compensates the Subadviser out of the advisory fees that it receives from the Portfolio. SAAMCo may terminate its agreements with the Subadviser without shareholder approval.

The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Portfolio, and the structure and method used by the Subadviser to determine its compensation.

Wellington Management Company LLP (“Wellington Management”) is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of December 31, 2014, Wellington Management had investment management authority with respect to approximately $914 billion in assets.

The Capital Appreciation Portfolio is managed by Stephen C. Mortimer and Michael T. Carmen, CFA. Mr. Mortimer, Senior Managing Director and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2001. Mr. Carmen, Senior Managing Director and Equity Portfolio Manager of Wellington Management, is involved in portfolio management and securities analysis for the Portfolio. Mr. Carmen joined the firm as an investment professional in 1999.

- 11 -	Anchor Series Trust

MANAGEMENT

Custodian, Transfer and Dividend Paying Agent

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust’s assets. VALIC Retirement Services Company is the Trust’s Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

- 12 -	Anchor Series Trust

ACCOUNT INFORMATION

General

Shares of the Portfolio are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under Variable Contracts offered by life insurance companies affiliated with SAAMCo, the investment adviser and manager, as well as non-affiliated life insurance companies. All shares of the Trust are owned by “Separate Accounts” of the life insurance companies. The term “Manager” as used in this Prospectus means either SAAMCo or the other registered investment advisers that serve as subadvisers to the Trust, as the case may be.

The Trust offers three classes of shares: Class 1, Class 2 and Class 3 shares. This Prospectus offers only Class 3 shares of the Portfolio.

You should be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract and the Portfolio available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the various life insurance companies. Nevertheless, the Trust’s Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

Service (12b-1) Plan

Class 3 shares of the Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.25% of the average daily net assets of such class of shares. The service fees will be used to compensate the life insurance companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the life insurance companies for expenditures made to financial intermediaries for providing service to contract holders who are the indirect beneficial owners of the Portfolio’s Class 3 shares. Because these fees are paid out of the Portfolio’s Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Transaction Policies

Valuation of shares. The net asset value per share (“NAV”) for the Portfolio’s Class 3 shares is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of the Class 3 shares by the number of such class’s outstanding shares. Securities for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust’s Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures periodically approved and reviewed by the Board. There is no single standard for making fair value determinations, which may result in the use of prices that vary from those used by other funds. In addition, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. The value of any share of open-end funds held by the Portfolio will be calculated using the NAV of such funds. The prospectus for any such open-end funds should explain the circumstances under which these funds are fair value pricing and the effect of using fair value pricing.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security’s price is available from more than one exchange, the Portfolio will use the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the securities. This determination will be based on a review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

The Portfolio may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when

- 13 -	Anchor Series Trust

ACCOUNT INFORMATION

the Trust does not price its shares. As a result, the value of the Portfolio’s shares may change on days when the Trust is not open for purchases or redemptions.

Buy and sell prices. The Separate Accounts buy and sell shares of the Portfolio at NAV, without any sales or other charges. However, as discussed above, Class 3 shares are subject to service fees pursuant to a Rule 12b-1 plan.

Execution of requests. The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust’s close of business (generally 4:00 p.m. Eastern time), the order will receive that day’s closing price. If the order is received after that time, it will receive the next business day’s closing price.

If trading is halted or restricted on the NYSE or under other emergency conditions described in the 1940 Act, the Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer.

Frequent Purchases and Redemptions of Shares

The Portfolio, which is offered only through Variable Contracts, is intended for long-term investment and not as a frequent short-term trading (“market timing”) vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolio. The Board has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interest of its Portfolio’s performance or its participants. Market timing can disrupt the ability of the Subadviser to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolio. In addition, market timing may increase the Portfolio’s expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

The Portfolio may invest to a large extent in securities that are primarily traded in foreign markets. Market timing in a Portfolio investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which the Portfolio’s international portfolio securities trade and the time as of which the Portfolio’s net asset value is calculated. One of the objectives of the Trust’s fair value pricing procedures is to minimize the possibilities of this type of market timing (see “Transaction Policies—Valuation of Shares”).

Shares of the Portfolio are held through Separate Accounts. The ability of the Trust to monitor transfers made by the participants in Separate Accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board’s policy is that the Portfolio must rely on the Separate Account to both monitor market timing within the Portfolio and attempt to prevent it through its own policies and procedures. The Trust has entered into agreements with the Separate Accounts that require the Separate Accounts to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades. In situations in which the Trust becomes aware of possible market timing activity, it will notify the Separate Account in order to help facilitate the enforcement of such entity’s market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary that the Trust determines not to be in the best interest of the Portfolio. Such rejections or refusals will be applied uniformly without exception.

Any restrictions or limitations imposed by the Separate Accounts may differ from those imposed by the Trust. Please review your Variable Contract prospectus for more information regarding the insurance company’s market timing policies and procedures, including any restrictions or limitations that the Separate Account may impose with respect to trades made through a Variable Contract. Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolio and any fees that may apply.

Payments in Connection with Distribution

Certain life insurance companies affiliated with SAAMCo receive revenue sharing payments from SAAMCo and certain subadvisers in connection with certain administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training to support sales of the Portfolio, as well as occasional gifts, entertainment or other compensation as incentives. Payments may be derived from 12b-1 fees that are deducted directly from the assets of the Portfolio or from investment management fees received by the Adviser or subadvisers.

- 14 -	Anchor Series Trust

ACCOUNT INFORMATION

Portfolio Holdings

The Trust’s policies and procedures with respect to the disclosure of the Portfolio’s securities are described in the Statement of Additional Information.

Dividend Policies and Taxes

Distributions. The Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends. Distributions from net realized gains, if any, are paid annually for the Portfolio.

Distribution Reinvestments. The dividends and distributions, if any, will be automatically reinvested in additional shares of the Portfolio on which they were paid.

Taxability of the Portfolio. The Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as the Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

With respect to the receipt of dividend income from U.S. sources, the Portfolio will annually report certain amounts of its dividends paid as eligible for the dividends received deduction. The Portfolio will elect to pass-through allowable foreign tax credits on foreign taxes incurred. These reports and elections will benefit the life insurance companies, in potentially material amounts, and will not beneficially or adversely affect you or the Portfolio. The benefits to the life insurance companies will not be passed to you or the Portfolio.

The Portfolio further intends to meet certain additional diversification and investor control requirements that apply to regulated investment companies that underlie Variable Contracts. If the Portfolio were to fail to qualify as a regulated investment company or were to fail to comply with the additional diversification or investor control requirements, Separate Accounts invested in the Portfolio may not be treated as annuity, endowment, or life insurance contracts for federal income tax purposes, and income and gains earned inside the Separate Accounts would be taxed currently to policyholders and would remain taxable in future years, even if the Portfolio were to become adequately diversified in the future.

- 15 -	Anchor Series Trust

FINANCIAL HIGHLIGHTS

The following Financial Highlights tables are intended to help you understand the Portfolio’s financial performance for the past 5 years. Certain information reflects financial results for a single Class 3 Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s financial statements, is included in the Trust’s Annual Report to shareholders, which is available upon request.

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

Capital Appreciation Portfolio Class 3
12/31/10	$29.43	$(0.12)	$6.72	$6.60	$—	$—	$—	$36.03	22.43%	$546,714	1.00	%(3)	(0.38	)%(3)	96%
12/31/11	36.03	(0.16)	(2.46)	(2.62)	—	—	—	33.41	(7.27)	499,914	1.04	(3)	(0.45	)(3)	91
12/31/12	33.41	(0.16)	8.04	7.88	—	(1.72)	(1.72)	39.57	23.58 (4)	535,916	0.99	(3)	(0.42	)(3)	103
12/31/13	39.57	(0.21)	13.81	13.60	—	(5.43)	(5.43)	47.74	35.46	625,388	1.00	(3)	(0.47	)(3)	105
12/31/14	47.74	(0.18)	7.17	6.99	—	(9.21)	(9.21)	45.52	14.96	635,020	0.99	(3)	(0.37	)(3)	91

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	12/31/10	12/31/11	12/31/12	12/31/13	12/31/14
Capital Appreciation Portfolio Class 3	0.01%	0.01%	0.00%	0.00%	0.00%
(4)	Total return was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

- 16 -	Anchor Series Trust

FOR MORE INFORMATION

The following documents contain more information about the Portfolio’s investments and are available free of charge upon request:

•	The Annual/Semi-annual Reports contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected the Portfolio’s performance for the most recently completed fiscal year.

•	The Statement of Additional Information (SAI) contains additional information about the Portfolio’s policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

The Trust’s prospectus, SAI, and semi-annual and annual reports are available at https://www.aig.com/getprospectus online through the internet websites of the life insurance companies offering the Portfolio as an investment option. You may obtain copies of these documents or ask questions about the Portfolio at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 15570

Amarillo, Texas 79105-5570.

Information about the Portfolio (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-551-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolio are also available on the EDGAR Database on the Securities and Exchange Commission’s web-site at http://www.sec.gov and copies of this information may be obtained, after payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT

File No. 811-3836

- 17 -	Anchor Series Trust

PROSPECTUS

May 1, 2015

ANCHOR SERIES TRUST

(Class 3 Shares)

Government and Quality Bond Portfolio

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

i

PORTFOLIO SUMMARY: GOVERNMENT AND QUALITY BOND PORTFOLIO

Investment Goal

The investment goal of the Government and Quality Bond Portfolio (the “Portfolio”) is relatively high current income, liquidity and security of principal.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Class 3
Management Fees	0.54%
Service (12b-1) Fees	0.25%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.83%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 3 Shares	$85	$265	$460	$1,025

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 128% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio’s principal investment strategy is to invest, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by Standard & Poor’s Corporation (“S&P”) or Aa3 or better by Moody’s Investor Service, Inc. (“Moody’s”) or its equivalent by any other nationally recognized statistical rating organization (“NRSRO”)).

The Portfolio will principally invest in fixed income securities, including U.S. Government securities, mortgage-backed securities, asset-backed securities, and high quality corporate bonds. Corporate bonds rated lower than AA- by S&P but not lower than A- (or lower than Aa3 by Moody’s but not lower than A3), or its equivalent by another NRSRO, may comprise up to 20% of the Portfolio’s net assets. The Portfolio may use an active trading strategy to achieve its objective.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

U.S. Government Securities Risk. Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. The maximum potential liability of the issuers of some U.S. Government securities held by the Portfolio may greatly exceed their current resources, including their legal right of support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Portfolio might not be able to recover its investment from the U.S. Government.

Fixed Income Securities Risk. The Portfolio invests significantly in various types of fixed income securities. As a result, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by issuers of fixed income securities. As interest rates rise, the prices for fixed income securities typically fall, and as interest rates fall, the prices typically rise. To the extent that the Portfolio is invested in the bond market, movements in the bond market may affect its

- 1 -	Anchor Series Trust

PORTFOLIO SUMMARY: GOVERNMENT AND QUALITY BOND PORTFOLIO

performance. In addition, individual fixed income securities selected for this Portfolio may underperform the market generally.

Credit Risk. The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. An issuer held in this Portfolio may not be able to honor its financial obligations, including its obligations to the Portfolio.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Management Risk. The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Barclays U.S. Aggregate A or Better Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

(Class 3 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 3.61% (quarter ended September 30, 2011) and the lowest return for a quarter was -2.13% (quarter ended June 30, 2013).

Average Annual Total Returns (For the periods ended December 31, 2014)

	1 Year	5 Years	10 Years
Class 3 Shares	4.87%	3.48%	3.69%
Barclays U.S. Aggregate A or Better Index	5.66%	4.13%	4.54%

- 2 -	Anchor Series Trust

PORTFOLIO SUMMARY: GOVERNMENT AND QUALITY BOND PORTFOLIO

Investment Adviser

The Portfolio’s investment adviser is SunAmerica Asset Management, LLC. The Portfolio is subadvised by Wellington Management Company LLP.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Glen M. Goldman	2011	Managing Director and Fixed Income Portfolio Manager

Michael E. Stack, CFA	2014	Senior Managing Director and Fixed Income Portfolio Manager

For important information about purchases and sales of portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 4.

- 3 -	Anchor Series Trust

IMPORTANT ADDITIONAL INFORMATION

Purchases and Sales of Portfolio Shares

Shares of the Portfolio may only be purchased or redeemed through Variable Contracts offered by the separate accounts of participating life insurance companies. Shares of the Portfolio may be purchased and redeemed each day the New York Stock Exchange is open, at the Portfolio’s net asset value determined after receipt of a request in good order.

The Portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment or account value minimums.

Tax Information

The Portfolio will not be subject to federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income dividends or capital gain dividends; however, you may be subject to federal income tax (and a federal Medicare tax of 3.8% that applies to net investment income, including taxable annuity payments, if applicable) upon withdrawal from such tax deferred arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead are offered as an underlying investment options for Variable Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments create a conflict of interest as they may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Variable Contract. The prospectus (or other offering document) for your Variable Contract may contain additional information about these payments.

- 4 -	Anchor Series Trust

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES AND INVESTMENT RISKS

Investment Selection

The Portfolio employs both a bottom-up and a top-down analysis in its investment approach. On an individual security basis, the Portfolio buys and sells securities based on bottom-up investment analysis, with an aim to uncover opportunities with potential for price appreciation. A bottom-up investment approach is described in the preceding paragraph. In addition, the Portfolio is managed using a proprietary top-down macro analysis for asset allocation among its different asset classes, countries, sectors and styles. Top-down macro analysis involves the assessment of such factors as trends in economic growth, inflation and the capital market environment.

Investment Strategies

The investment goal and principal investment strategy for the Portfolio may be changed by the Board of Trustees (the “Board”) without a shareholder vote. You will receive at least 60 days’ notice prior to any change to the Portfolio’s 80% investment policy.

In addition to the Portfolio’s principal investments discussed in the Portfolio Summary, the Portfolio may from time-to-time invest in additional securities and utilize various investment techniques. We have identified below those non-principal investments and the risks associated with such investments. Refer to the Glossary for a description of the risks. In addition to those described herein, there are other securities and investment techniques in which the Portfolio may invest in limited instances, which are not described in this Prospectus. These securities and investment practices are listed in the Anchor Series Trust (the “Trust”) Statement of Additional Information, which you may obtain free of charge (see back cover).

A Glossary has been included in this Prospectus to define the investment and risk terminology used below and throughout the document. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in the Portfolio through one of the Variable Contracts.

Percentage limitations may be calculated based on the Portfolio’s total or net assets. “Total assets” means net assets plus liabilities (e.g., borrowings). If not specified as net assets, the percentage is calculated based on total assets.

From time to time, the Portfolio may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on the Portfolio’s investments in money market securities for temporary defensive purposes. If the Portfolio takes such a temporary defensive position, it may not achieve its investment objective.

Government and Quality Bond Portfolio. The Portfolio may also invest in credit default swaps, including credit default swaps on indices (up to 10%); interest rate swaps, caps, floors and collars (up to 10%); total return swaps (up to 10%); illiquid securities (up to 10%); forward commitments and when-issued/delayed delivery transactions; municipal bonds (up to 10%); zero coupon bonds, foreign securities, futures, special situations, and rights and warrants. Additional risks that the Portfolio may be subject to include:

•	Convertible Securities Risk
•	Emerging Market Risk
•	Foreign Investment Risk
•	Prepayment Risk
•	Credit Default Swap Risk
•	Counterparty Risk
•	Settlement Risk
•	Derivatives Risk
•	Hedging Risk

- 5 -	Anchor Series Trust

GLOSSARY

Investment Terminology

Asset-backed securities issued by trusts and special purpose corporations are backed by a pool of assets, such as credit card or automobile loan receivables representing the obligations of a number of different parties.

A bond includes all fixed-income securities other than short-term commercial paper and preferred stock.

Borrowing for temporary or emergency purposes involves the borrowing of cash or securities by the Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost the Portfolio interest expense and other fees. Borrowing may exaggerate changes in the Portfolio’s net asset value and the cost may reduce the Portfolio’s return.

A call option is a contract sold for a price giving its holder the right to buy a specific number of securities at a specific price prior to a specified date. A covered call option is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option.

A credit default swap is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no default or other designated credit event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a default or designated credit event does occur, the seller of credit protection must pay the buyer of credit protection the full value of the reference obligation. As the seller of credit protection, a Portfolio would effectively add leverage because, in addition to its net assets, such Portfolio would be subject to investment exposure on the par (or other agreed-upon) value it had undertaken to pay. Credit default swaps may be structured based on an index or the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, a particular number of defaults within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation).

Defensive investments include high quality fixed income securities, repurchase agreements and other money market instruments. The Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When the Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, the Portfolio may not achieve its investment goal.

A derivative is a financial instrument, such as an option or futures contract, whose value is based on the performance of an underlying asset or an external benchmark, such as the price of a specified security or an index.

Emerging market securities are issued by companies located in emerging market countries. An emerging market country is generally one with a low or middle income economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by the subadviser.

Convertible securities are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

Warrants are rights to buy common stock of a company at a specified price during the life of the warrant.

Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

A firm commitment is a buy order for delayed delivery in which the Portfolio agrees to purchase a security from a seller at a future date, stated price, and fixed yield. The agreement binds the seller as to delivery and binds the purchaser as to acceptance of delivery.

Fixed income securities are broadly classified as securities that provide for periodic payments, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. Investments in fixed income securities include:

•	Corporate debt instruments (bonds, notes and debentures) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

•	High-quality instruments have a very strong capacity to pay interest and repay principal; they reflect the issuers’ high creditworthiness and low risk of default.

•	An investment grade fixed income security is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Adviser or Subadviser). The two best-known debt rating agencies are S&P and Moody’s. Investment grade refers to any security rated “BBB” or above by S&P or “Baa” or above by Moody’s.

- 6 -	Anchor Series Trust

GLOSSARY

•	A junk bond is a high risk bond that does not meet the credit quality standards of an investment grade security, and in many cases offers a high yield to maturity.

•	Pass-through securities involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and asset-backed securities.

•	Preferred stocks receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

•	U.S. Government securities are issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Some U.S. Government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. Government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

•	Zero-Coupon Bonds and Deferred Interest Bonds are debt obligations issued or purchased at a significant discount from face value. Certain zero coupon bonds (Discount Bonds) also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date.

Foreign securities are issued by companies located outside of the United States. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (“PFICs”), American Depositary Receipts (“ADRs”) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).

Hybrid instruments, such as indexed or structured securities, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

Illiquid/Restricted securities are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market. Illiquid securities include privately placed securities that are not readily marketable.

Income consists of interest payments from bonds or dividends from stocks.

Interest rate swaps, caps, floors and collars. Interest rate swaps involve the exchange by the Portfolio with another party of its respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

Mortgage-backed securities directly or indirectly provide funds for mortgage loans made to residential home buyers. These include securities that represent interests in pools of mortgage loans made by lenders such as commercial banks, savings and loan institutions, mortgage bankers and others.

Municipal bonds. Fixed income securities include, among other things, municipal bonds which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income tax (“Municipal Bonds”). Municipal Bonds include debt securities which pay interest income that is subject to the alternative minimum tax. A Portfolio may invest in Municipal Bonds whose issuers pay interest on the Bonds from revenues from projects such as multifamily housing, nursing homes, electric utility systems, hospitals or life care facilities. Municipal bonds include residual interest bonds, which are bonds created by dividing the income stream of an underlying municipal bond in two parts, a variable rate security and a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

- 7 -	Anchor Series Trust

GLOSSARY

Options and futures are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index. An option gives its owner the right, but not the obligation, to buy (“call”) or sell (“put”) a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc., at a specified future date and price.

Short-term investments include money market securities such as short-term U.S. Government obligations, repurchase agreements, commercial paper, bankers’ acceptances and certificates of deposit. These securities may provide the Portfolio with sufficient liquidity to meet redemptions and cover expenses.

A special situation arises when, in the opinion of the subadviser, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

Total return is a measure of performance which combines all elements of return including income and capital appreciation.

Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.

When-issued securities, delayed delivery and forward commitment transactions. The Portfolio may purchase or sell when-issued securities that have been authorized but not yet issued in the market. In addition, the Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolio may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.

Yield is the annual dollar income received on an investment expressed as a percentage of the current or average price.

About the Index

The Barclays U.S. Aggregate A or Better Index is a subset of the Barclays U.S. Aggregate Index and indices, which include index components for government and corporate bonds, agency mortgage pass-through securities, and asset-backed securities. However, the Barclays U.S. Aggregate A or Better Index excludes BBB bonds.

Risk Terminology

Active Trading Risk: A strategy used whereby the Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance. During periods of increased market volatility, active trading may be more pronounced. In the “Financial Highlights” section we provide the Portfolio’s portfolio turnover rate for each of the last five fiscal years.

Convertible Securities Risk: The values of the convertible securities in which the Portfolio may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends; their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time unfavorable to the Portfolio.

Counterparty Risk: Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.

Credit Default Swap Risk: A credit default swap is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no default or other designated credit event occurs, the seller of credit

- 8 -	Anchor Series Trust

GLOSSARY

protection will have received a fixed rate of income throughout the term of the swap agreement. If a default or designated credit event does occur, the seller of credit protection must pay the buyer of credit protection the full value of the reference obligation. Credit default swaps increase credit risk when the Portfolio is the seller and increase counterparty risk when the Portfolio is the buyer. Credit default swap transactions in which the Portfolio is the seller may require the Portfolio to liquidate securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. The U.S. Government is in the process of adopting and implementing regulations governing swaps, including mandatory clearing of certain swaps, margin, and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of swaps may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance. The Portfolio may be exposed to additional risks as a result of the additional regulations. The extent and impact of the additional regulations are not yet fully known and may not be for some time.

Credit Risk: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

Currency Risk: The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar denominated securities.

Derivatives Risk: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed “over the counter” markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging described below. To the extent an option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging contract positions may be substantially greater than the cost of a position in the underlying security index or benchmark.

Emerging Markets Risk: The risks associated with investments in foreign securities are heightened in connection with investments in the securities of issuers in developing or “emerging market” countries. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. Risks associated with investments in emerging markets may include delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments, and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.

Fixed Income Securities Risk: The value of an investment in the Portfolio investing significantly in fixed income securities may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by issuers of fixed income securities. As interest rates rise, the prices for fixed income securities typically fall; and as interest rates fall, the prices typically rise. To the extent the Portfolio is invested in the bond market, movements in the bond market may affect its performance. In addition, individual fixed income securities selected for the Portfolio may underperform the market generally.

Foreign Investment Risk: Investments in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions by the United States or other governments. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened for emerging markets issuers. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

Hedging Risk: A hedge is an investment made in order to reduce the risk of adverse price movements of a security, by taking an off-setting position in a related security (often a derivative such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which

- 9 -	Anchor Series Trust

GLOSSARY

case any losses on the instruments being hedged may not be reduced. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Illiquidity Risk: When there is little or no active trading market for specific types of securities, it can become difficult or impossible to sell the security at a time and price favorable to the seller. In such a market, the value of such securities may decline dramatically.

Interest Rate Fluctuations Risk: Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise, the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. In periods of very low short-term interest rates, the Portfolio’s yield may become negative, which may result in a decline in the value of your investment. The Portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Interest Rate Risk: Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to have an inverse correlation with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Issuer Risk: The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Market Risk: The stock and/or bond markets as a whole are volatile and could go up or down, sometimes dramatically, for many reasons, including adverse political or economic development in the U.S. or abroad, changes in investor psychology or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. This could affect the value of the securities held by the Portfolio.

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Prepayment Risk: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates the Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally decline, with the effect that the securities subject to prepayment risk held by the Portfolio may exhibit price characteristics of longer-term debt securities.

Management Risk: The Portfolio may be subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Settlement Risk: Investments purchased on an extended-settlement basis, such as when-issued, forward commitment or delayed-delivery transactions, involve a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on an extended-settlement basis involves the risk that the value of the securities sold may increase before the settlement date.

U.S. Government Securities Risk: As noted in the Investment Terminology section of the Glossary, obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. The maximum potential liability of the issuers of some U.S. Government securities held by the Portfolio may greatly exceed their current resources, including their legal right support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government.

Warrants and Rights Risk: Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying

- 10 -	Anchor Series Trust

GLOSSARY

securities and therefore, are highly volatile and speculative investments. They have no voting rights, pay no dividends and have no rights with respect to the assets of the issuer other than a purchase option. If a warrant or right held by the Portfolio is not exercised by the date of its expiration, the Portfolio would lose the entire purchase price of the warrant or right.

- 11 -	Anchor Series Trust

MANAGEMENT

Information about the Investment Adviser

SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo oversees Wellington Management Company LLP (the “Subadviser”), provides various administrative services and supervises the daily business affairs of the Portfolio. SAAMCo, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311-4992, is a limited liability company organized under the laws of the state of Delaware, and is a wholly owned subsidiary of American General Life Insurance Company. SAAMCo managed, advised or administered assets in excess of $72.4 billion as of December 31, 2014. In addition to serving as investment adviser and manager to the Trust, SAAMCo serves as adviser, manager and/or administrator for Seasons Series Trust, SunAmerica Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., SunAmerica Specialty Series, VALIC Company I and VALIC Company II.

A discussion regarding the basis for the Board’s approval of the Trust’s investment advisory agreement and the subadvisory agreement between SAAMCo and the Subadviser is available in the Trust’s 2014 Semi-Annual Report to shareholders, which is available upon request.

SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Portfolio with unaffiliated subadvisers approved by the Board without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated subadvisers for the Portfolio, change the terms of particular agreements with unaffiliated subadvisers or continue the employment of existing unaffiliated subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any subadviser changes. Shareholders of the Portfolio have the right to terminate an agreement with an unaffiliated subadviser for the Portfolio at any time by a vote of the majority of the outstanding voting securities of the Portfolio. Affiliated subadvisers selected and approved by the Board are subject to shareholder approval.

For the fiscal year ended December 31, 2014, the Portfolio paid SAAMCo a fee equal to the following percentage of average daily net assets:

Portfolio	Fee

Government and Quality Bond Portfolio	0.54%

Commission Recapture Program. Through a commission recapture program a portion of the Portfolio’s expenses have been reduced. “Other Expenses,” as reflected in the Annual Portfolio Operating Expenses in the Portfolio Summary, does not take into account this expense reduction and are therefore higher than the actual expenses of the Portfolio.

The expense reduction due to commission recapture for the Portfolio was less than 0.01%.

Information about the Subadviser

The investment manager(s) and/or management team(s) that have primary responsibility for the day-to-day management of the Portfolio is set forth below. Unless otherwise noted, a management team’s members share responsibility in making investment decisions on behalf of the Portfolio and no team member is limited in his/her role with respect to the management team.

SAAMCo compensates the Subadviser out of the advisory fees that it receives from the Portfolio. SAAMCo may terminate its agreement with the Subadviser without shareholder approval.

The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Portfolio, and the structure and method used by the Subadviser to determine its compensation.

Wellington Management Company LLP (“Wellington Management”) is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of December 31, 2014, Wellington Management had investment management authority with respect to approximately $914 billion in assets.

The Government and Quality Bond Portfolio is managed by Glen M. Goldman and Michael E. Stack, CFA are involved in portfolio management and securities analysis for the Portfolio. Mr. Goldman, Managing Director and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2007. Mr. Stack, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2000.

- 12 -	Anchor Series Trust

MANAGEMENT

Custodian, Transfer and Dividend Paying Agent

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust’s assets. VALIC Retirement Services Company is the Trust’s Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

- 13 -	Anchor Series Trust

ACCOUNT INFORMATION

General

Shares of the Portfolio are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under Variable Contracts offered by life insurance companies affiliated with SAAMCo, the investment adviser and manager, as well as non-affiliated life insurance companies. All shares of the Trust are owned by “Separate Accounts” of the life insurance companies. The term “Manager” as used in this Prospectus means either SAAMCo or the other registered investment advisers that serve as subadvisers to the Trust, as the case may be.

The Trust offers three classes of shares: Class 1, Class 2 and Class 3 shares. This Prospectus offers only Class 3 shares of the Portfolio.

You should be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract and the Portfolio available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the various life insurance companies. Nevertheless, the Trust’s Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

Service (12b-1) Plan

Class 3 shares of the Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.25% of the average daily net assets of such class of shares. The service fees will be used to compensate the life insurance companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the life insurance companies for expenditures made to financial intermediaries for providing service to contract holders who are the indirect beneficial owners of the Portfolio’s Class 3 shares. Because these fees are paid out of the Portfolio’s Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Transaction Policies

Valuation of shares. The net asset value per share (“NAV”) for the Portfolio’s Class 3 shares is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of the Class 3 shares by the number of such class’s outstanding shares. Securities for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust’s Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures periodically approved and reviewed by the Board. There is no single standard for making fair value determinations, which may result in the use of prices that vary from those used by other funds. In addition, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. The value of any share of open-end funds held by the Portfolio will be calculated using the NAV of such funds. The prospectus for any such open-end funds should explain the circumstances under which these funds are fair value pricing and the effect of using fair value pricing.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security’s price is available from more than one exchange, the Portfolio will use the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the securities. This determination will be based on a review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

The Portfolio may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when

- 14 -	Anchor Series Trust

ACCOUNT INFORMATION

the Trust does not price its shares. As a result, the value of the Portfolio’s shares may change on days when the Trust is not open for purchases or redemptions.

Buy and sell prices. The Separate Accounts buy and sell shares of the Portfolio at NAV, without any sales or other charges. However, as discussed above, Class 3 shares are subject to service fees pursuant to a Rule 12b-1 plan.

Execution of requests. The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust’s close of business (generally 4:00 p.m. Eastern time), the order will receive that day’s closing price. If the order is received after that time, it will receive the next business day’s closing price.

If trading is halted or restricted on the NYSE or under other emergency conditions described in the 1940 Act, the Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer.

Frequent Purchases and Redemptions of Shares

The Portfolio, which is offered only through Variable Contracts, is intended for long-term investment and not as a frequent short-term trading (“market timing”) vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolio. The Board has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interest of its Portfolio’s performance or its participants. Market timing can disrupt the ability of the Subadviser to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolio. In addition, market timing may increase the Portfolio’s expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

The Portfolio may invest to a large extent in securities that are primarily traded in foreign markets. Market timing in a Portfolio investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which the Portfolio’s international portfolio securities trade and the time as of which the Portfolio’s net asset value is calculated. Market timing in a Portfolio investing significantly in junk bonds may occur if market prices are not readily available for the Portfolio’s junk bond holdings. Market timers may purchase shares of the Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio’s net asset value, or if they believe market prices for junk bonds are not accurately reflected by the Portfolio. One of the objectives of the Trust’s fair value pricing procedures is to minimize the possibilities of this type of market timing (see “Transaction Policies—Valuation of Shares”).

Shares of the Portfolio are held through Separate Accounts. The ability of the Trust to monitor transfers made by the participants in Separate Accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board’s policy is that the Portfolio must rely on the Separate Account to both monitor market timing within the Portfolio and attempt to prevent it through its own policies and procedures. The Trust has entered into agreements with the Separate Accounts that require the Separate Accounts to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades. In situations in which the Trust becomes aware of possible market timing activity, it will notify the Separate Account in order to help facilitate the enforcement of such entity’s market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary that the Trust determines not to be in the best interest of the Portfolio. Such rejections or refusals will be applied uniformly without exception.

Any restrictions or limitations imposed by the Separate Accounts may differ from those imposed by the Trust. Please review your Variable Contract prospectus for more information regarding the insurance company’s market timing policies and procedures, including any restrictions or limitations that the Separate Account may impose with respect to trades made through a Variable Contract. Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolio and any fees that may apply.

Payments in Connection with Distribution

Certain life insurance companies affiliated with SAAMCo receive revenue sharing payments from SAAMCo and certain subadvisers in connection with certain administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training to support sales of the Portfolio, as well as occasional gifts, entertainment or other compensation as incentives. Payments may be derived from

- 15 -	Anchor Series Trust

ACCOUNT INFORMATION

12b-1 fees that are deducted directly from the assets of the Portfolio or from investment management fees received by the Adviser or subadvisers.

Portfolio Holdings

The Trust’s policies and procedures with respect to the disclosure of the Portfolio’s securities are described in the Statement of Additional Information.

Dividend Policies and Taxes

Distributions. The Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends. Distributions from net realized gains, if any, are paid annually for the Portfolio.

Distribution Reinvestments. The dividends and distributions, if any, will be automatically reinvested in additional shares of the Portfolio.

Taxability of the Portfolio. The Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as the Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

With respect to the receipt of dividend income from U.S. sources, the Portfolio will annually report certain amounts of its dividends paid as eligible for the dividends received deduction. The Portfolio will elect to pass-through allowable foreign tax credits on foreign taxes incurred. These reports and elections will benefit the life insurance companies, in potentially material amounts, and will not beneficially or adversely affect you or the Portfolio. The benefits to the life insurance companies will not be passed to you or the Portfolio.

The Portfolio further intends to meet certain additional diversification and investor control requirements that apply to regulated investment companies that underlie Variable Contracts. If the Portfolio were to fail to qualify as a regulated investment company or were to fail to comply with the additional diversification or investor control requirements, Separate Accounts invested in the Portfolio may not be treated as annuity, endowment, or life insurance contracts for federal income tax purposes, and income and gains earned inside the Separate Accounts would be taxed currently to policyholders and would remain taxable in future years, even if the Portfolio were to become adequately diversified in the future.

- 16 -	Anchor Series Trust

FINANCIAL HIGHLIGHTS

The following Financial Highlights tables are intended to help you understand the Portfolio’s financial performance for the past 5 years. Certain information reflects financial results for a single Class 3 Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s financial statements, is included in the Trust’s Annual Report to shareholders, which is available upon request.

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

Government and Quality Bond Portfolio Class 3
12/31/10	$14.91	$0.38	$0.33	$0.71	$(0.59)	$—	$(0.59)	$15.03	4.74%	$737,455	0.84%	2.50%	66%
12/31/11	15.03	0.31	0.71	1.02	(0.46)	(0.07)	(0.53)	15.52	6.78	735,004	0.87	1.99	44
12/31/12	15.52	0.25	0.30	0.55	(0.33)	(0.22)	(0.55)	15.52	3.53	797,475	0.84	1.63	81
12/31/13	15.52	0.17	(0.53)	(0.36)	(0.34)	(0.15)	(0.49)	14.67	(2.28)	806,854	0.84	1.16	184
12/31/14	14.67	0.17	0.54	0.71	(0.25)	—	(0.25)	15.13	4.87	783,305	0.83	1.15	128

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.

- 17 -	Anchor Series Trust

FOR MORE INFORMATION

The following documents contain more information about the Portfolio’s investments and are available free of charge upon request:

•	The Annual/Semi-annual Reports contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected the Portfolio’s performance for the most recently completed fiscal year.

•	The Statement of Additional Information (SAI) contains additional information about the Portfolio’s policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

The Trust’s prospectus, SAI, and semi-annual and annual reports are available at https://www.aig.com/getprospectus online through the internet websites of the life insurance companies offering the Portfolio as an investment option. You may obtain copies of these documents or ask questions about the Portfolio at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 15570 Amarillo, Texas 79105-5570.

Information about the Portfolio (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-551-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolio are also available on the EDGAR Database on the Securities and Exchange Commission’s web-site at http://www.sec.gov and copies of this information may be obtained, after payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT

File No. 811-3836

- 18 -	Anchor Series Trust

PROSPECTUS

May 1, 2015

ANCHOR SERIES TRUST

(Class 3 Shares)

Capital Appreciation Portfolio

Government and Quality Bond Portfolio

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

- i -	Anchor Series Trust

PORTFOLIO SUMMARY: CAPITAL APPRECIATION PORTFOLIO

Investment Goal

The investment goal of the Capital Appreciation Portfolio (the “Portfolio”) is long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Class 3
Management Fees	0.70%
Service (12b-1) Fees	0.25%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.99%

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 3 Shares	$101	$315	$547	$1,213

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 91% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio’s principal investment strategy is to invest primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach. The Portfolio uses an active trading strategy to achieve its investment goal.

The Portfolio will principally invest in equity securities of large-, mid- and small-cap companies. The Portfolio may also invest in foreign equity securities, including depositary receipts (up to 30% of total assets).

A “growth” philosophy — that of investing in securities believed to offer the potential for capital appreciation — focuses on securities of companies that may have one or more of the following characteristics: accelerating or high revenue growth, improving profit margins, or improving balance sheets.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests primarily in equities. As with any equity fund, the value of your investment in this Portfolio may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the Portfolio. In addition, individual stocks selected for the Portfolio may underperform the market generally for a variety of reasons, including poor company earnings results.

Foreign Investment Risk. The Portfolio’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

- 1 -	Anchor Series Trust

PORTFOLIO SUMMARY: CAPITAL APPRECIATION PORTFOLIO

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Management Risk. The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Growth Stocks Risk. Growth stocks can be volatile for several reasons. Since the issuers of growth stocks usually reinvest a high portion of earnings in their own business, growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks. However, the market rewards growth stocks with price increases when expectations are met or exceeded.

Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller market capitalization companies.

Small- and Medium-Sized Companies Risk. Securities of small and medium sized companies are usually more volatile and entail greater risks than securities of large companies.

Depositary Receipts Risk. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 3000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

During the 10-year period shown in the bar chart, the highest return for a quarter was 21.22% (quarter ended March 31, 2012) and the lowest return for a quarter was –22.27% (quarter ended December 31, 2008).

Average Annual Total Returns (For the periods ended December 31, 2014)

	1 Year	5 Years	10 Years
Class 3 Shares	14.96%	16.92%	10.83%
Russell 3000® Growth Index	12.44%	15.89%	8.50%

- 2 -	Anchor Series Trust

PORTFOLIO SUMMARY: CAPITAL APPRECIATION PORTFOLIO

Investment Adviser

The Portfolio’s investment adviser is SunAmerica Asset Management, LLC. The Portfolio is subadvised by Wellington Management Company LLP.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title

Stephen C. Mortimer	2006	Senior Managing Director and Equity Portfolio Manager
Michael T. Carmen, CFA	2010	Senior Managing Director and Equity Portfolio Manager

For important information about purchases and sales of portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 7.

- 3 -	Anchor Series Trust

PORTFOLIO SUMMARY: GOVERNMENT AND QUALITY BOND PORTFOLIO

Investment Goal

The investment goal of the Government and Quality Bond Portfolio (the “Portfolio”) is relatively high current income, liquidity and security of principal.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Class 3
Management Fees	0.54%
Service (12b-1) Fees	0.25%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.83%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 3 Shares	$85	$265	$460	$1,025

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 128% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio’s principal investment strategy is to invest, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by Standard & Poor’s Corporation (“S&P”) or Aa3 or better by Moody’s Investor Service, Inc. (“Moody’s”) or its equivalent by any other nationally recognized statistical rating organization (“NRSRO”)).

The Portfolio will principally invest in fixed income securities, including U.S. Government securities, mortgage-backed securities, asset-backed securities, and high quality corporate bonds. Corporate bonds rated lower than AA- by S&P but not lower than A- (or lower than Aa3 by Moody’s but not lower than A3), or its equivalent by another NRSRO, may comprise up to 20% of the Portfolio’s net assets. The Portfolio may use an active trading strategy to achieve its objective.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

U.S. Government Securities Risk. Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. The maximum potential liability of the issuers of some U.S. Government securities held by the Portfolio may greatly exceed their current resources, including their legal right of support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Portfolio might not be able to recover its investment from the U.S. Government.

Fixed Income Securities Risk. The Portfolio invests significantly in various types of fixed income securities. As a result, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by issuers of fixed income securities. As interest rates rise, the prices for fixed income securities typically fall, and as interest rates fall, the prices typically rise. To the extent that the Portfolio is invested in the bond market, movements in the bond market may affect its

- 4 -	Anchor Series Trust

PORTFOLIO SUMMARY: GOVERNMENT AND QUALITY BOND PORTFOLIO

performance. In addition, individual fixed income securities selected for this Portfolio may underperform the market generally.

Credit Risk. The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. An issuer held in this Portfolio may not be able to honor its financial obligations, including its obligations to the Portfolio.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Management Risk. The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Barclays U.S. Aggregate A or Better Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

During the 10-year period shown in the bar chart, the highest return for a quarter was 3.61% (quarter ended September 30, 2011) and the lowest return for a quarter was -2.13% (quarter ended June 30, 2013).

Average Annual Total Returns (For the periods ended December 31, 2014)

	1 Year	5 Years	10 Years
Class 3 Shares	4.87%	3.48%	3.69%
Barclays U.S. Aggregate A or Better Index	5.66%	4.13%	4.54%

- 5 -	Anchor Series Trust

PORTFOLIO SUMMARY: GOVERNMENT AND QUALITY BOND PORTFOLIO

Investment Adviser

The Portfolio’s investment adviser is SunAmerica Asset Management, LLC. The Portfolio is subadvised by Wellington Management Company LLP.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title

Glen M. Goldman	2011	Managing Director and Fixed Income Portfolio Manager
Michael E. Stack, CFA	2014	Senior Managing Director and Fixed Income Portfolio Manager

For important information about purchases and sales of portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 7.

- 6 -	Anchor Series Trust

IMPORTANT ADDITIONAL INFORMATION

Purchases and Sales of Portfolio Shares

Shares of the Portfolios may only be purchased or redeemed through Variable Contracts offered by the separate accounts of participating life insurance companies. Shares of a Portfolio may be purchased and redeemed each day the New York Stock Exchange is open, at the Portfolio’s net asset value determined after receipt of a request in good order.

The Portfolios do not have any initial or subsequent investment minimums. However, your insurance company may impose investment or account value minimums.

Tax Information

The Portfolios will not be subject to federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income dividends or capital gain dividends; however, you may be subject to federal income tax (and a federal Medicare tax of 3.8% that applies to net investment income, including taxable annuity payments, if applicable) upon withdrawal from such tax deferred arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

The Portfolios are not sold directly to the general public but instead are offered as an underlying investment options for Variable Contracts. The Portfolios and their related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments create a conflict of interest as they may be a factor that the insurance company considers in including the Portfolios as underlying investment options in the Variable Contract. The prospectus (or other offering document) for your Variable Contract may contain additional information about these payments.

- 7 -	Anchor Series Trust

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT STRATEGIES AND INVESTMENT RISKS

Investment Selection

The Capital Appreciation Portfolio buys and sells securities based on bottom-up investment analysis and individual security selection, with an aim to uncover opportunities with potential for price appreciation. A bottom-up investment approach searches for outstanding performance of individual stocks before considering the impact of economic or industry trends. The Portfolio is managed using a proprietary fundamental analysis in order to select securities which are deemed to be consistent with the Portfolio’s investment objective and are priced attractively. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.

The Government and Quality Bond Portfolio employs both a bottom-up and a top-down analysis in its investment approach. On an individual security basis, the Portfolio buys and sells securities based on bottom-up investment analysis, with an aim to uncover opportunities with potential for price appreciation. A bottom-up investment approach is described in the preceding paragraph. In addition, the Portfolio is managed using a proprietary top-down macro analysis for asset allocation among its different asset classes, countries, sectors and styles. Top-down macro analysis involves the assessment of such factors as trends in economic growth, inflation and the capital market environment.

Investment Strategies

The investment goal and principal investment strategy for each Portfolio may be changed by the Board of Trustees (the “Board”) without a shareholder vote. You will receive at least 60 days’ notice prior to any change to the Government and Quality Bond Portfolio’s 80% investment policy.

In addition to the Portfolios’ principal investments discussed in their respective Portfolio Summaries, the Portfolios may from time-to-time invest in additional securities and utilize various investment techniques. We have identified below those non-principal investments and the risks associated with such investments. Refer to the Glossary for a description of the risks. In addition to those described herein, there are other securities and investment techniques in which the Portfolios may invest in limited instances, which are not described in this Prospectus. These securities and investment practices are listed in the Anchor Series Trust (the “Trust”) Statement of Additional Information, which you may obtain free of charge (see back cover).

A Glossary has been included in this Prospectus to define the investment and risk terminology used below and throughout the document. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in a Portfolio through one of the Variable Contracts.

Percentage limitations may be calculated based on the Portfolio’s total or net assets. “Total assets” means net assets plus liabilities (e.g., borrowings). If not specified as net assets, the percentage is calculated based on total assets.

From time to time, the Portfolios may take temporary defensive positions that are inconsistent with their principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on a Portfolio’s investments in money market securities for temporary defensive purposes. If a Portfolio takes such a temporary defensive position, it may not achieve its investment objective.

Capital Appreciation Portfolio. The Portfolio may also invest in currency transactions; illiquid securities, including private placements (up to 10%); forward commitments; when-issued/delayed-delivery transactions; special situations; forward contracts; ETFs; options, rights and warrants; and convertible securities (up to 20%). Additional risks that the Portfolio may be subject to include:

•	Convertible Security Risk
•	Currency Risk
•	Derivatives Risk
•	Investment Company Risk
•	Emerging Markets Risk
•	Growth Stock Risk
•	Hedging Risk
•	Illiquidity Risk
•	Settlement Risk

Government and Quality Bond Portfolio. The Portfolio may also invest in credit default swaps, including credit default swaps on indices (up to 10%); interest rate swaps, caps, floors and collars (up to 10%); total return swaps (up to 10%); illiquid securities (up to 10%); forward commitments and when-issued/delayed delivery transactions; municipal bonds (up to 10%); zero coupon bonds, foreign securities, futures, special situations, and rights and warrants. Additional risks that the Portfolio may be subject to include:

•	Convertible Securities Risk
•	Emerging Market Risk
•	Foreign Investment Risk
•	Prepayment Risk

- 8 -	Anchor Series Trust

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT STRATEGIES AND INVESTMENT RISKS

•	Credit Default Swap Risk
•	Counterparty Risk
•	Settlement Risk
•	Derivatives Risk
•	Hedging Risk

- 9 -	Anchor Series Trust

GLOSSARY

Investment Terminology

Asset-backed securities issued by trusts and special purpose corporations are backed by a pool of assets, such as credit card or automobile loan receivables representing the obligations of a number of different parties.

A bond includes all fixed-income securities other than short-term commercial paper and preferred stock.

Borrowing for temporary or emergency purposes involves the borrowing of cash or securities by a Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost a Portfolio interest expense and other fees. Borrowing may exaggerate changes in a Portfolio’s net asset value and the cost may reduce a Portfolio’s return.

A call option is a contract sold for a price giving its holder the right to buy a specific number of securities at a specific price prior to a specified date. A covered call option is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option.

A credit default swap is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no default or other designated credit event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a default or designated credit event does occur, the seller of credit protection must pay the buyer of credit protection the full value of the reference obligation. As the seller of credit protection, a Portfolio would effectively add leverage because, in addition to its net assets, such Portfolio would be subject to investment exposure on the par (or other agreed-upon) value it had undertaken to pay. Credit default swaps may be structured based on an index or the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, a particular number of defaults within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation).

Currency transactions include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance return.

Defensive investments include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

A derivative is a financial instrument, such as an option or futures contract, whose value is based on the performance of an underlying asset or an external benchmark, such as the price of a specified security or an index.

Emerging market securities are issued by companies located in emerging market countries. An emerging market country is generally one with a low or middle income economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by the subadviser.

Equity securities, such as common stocks, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as convertible preferred stock, convertible bonds, warrants and rights, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

•	Convertible securities are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

•	Market capitalization ranges. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding common stock (or similar securities) of the company at the time of purchase. The market capitalization of the companies in the Portfolios and the indices described below change over time. A Portfolio will not automatically sell or cease to purchase stock of a company that it already owns just because the company’s market capitalization grows or falls outside this range.

Large-Cap companies will generally include companies whose market capitalizations are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 1000® Index on May 31, 2014, the market capitalization range of the companies in the Index was approximately $2.2 billion to $545.2 billion.

Mid-Cap companies will generally include companies whose market capitalizations range from the market capitalization of the smallest company included in the Russell Midcap® Index to the market capitalization of the largest company in the Russell Midcap® Index during the most recent 12-month period. As of the most

- 10 -	Anchor Series Trust

GLOSSARY

recent annual reconstitution of the Russell Midcap® Index on May 31, 2014, the market capitalization range of the companies in the Index was $2.2 billion to $27.1 billion.

Small-Cap companies will generally include companies whose market capitalizations are equal to or less than the market capitalization of the largest company in the Russell 2000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 2000® Index on May 31, 2014, the market capitalization range of the companies in the Index was $169 million to $4 billion.

•	Warrants are rights to buy common stock of a company at a specified price during the life of the warrant.

•	Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

Exchange Traded Funds (“ETFs”) are a type of investment company bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risk of owning the underlying securities they are designed to track, although lack of liquidity in an ETF may result in its being more volatile than the underlying portfolio of securities. ETFs have management fees which increase their cost. The Portfolio’s ability to invest in ETFs is limited by the Investment Company Act of 1940 (the “1940 Act”).

A firm commitment is a buy order for delayed delivery in which a Portfolio agrees to purchase a security from a seller at a future date, stated price, and fixed yield. The agreement binds the seller as to delivery and binds the purchaser as to acceptance of delivery.

Fixed income securities are broadly classified as securities that provide for periodic payments, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. Investments in fixed income securities include:

•	Corporate debt instruments (bonds, notes and debentures) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.
•	High-quality instruments have a very strong capacity to pay interest and repay principal; they reflect the issuers’ high creditworthiness and low risk of default.

•	An investment grade fixed income security is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Adviser or Subadviser). The two best-known debt rating agencies are S&P and Moody’s. Investment grade refers to any security rated “BBB” or above by S&P or “Baa” or above by Moody’s.

•	A junk bond is a high risk bond that does not meet the credit quality standards of an investment grade security, and in many cases offers a high yield to maturity.

•	Pass-through securities involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and asset-backed securities.

•	Preferred stocks receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

•	U.S. Government securities are issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Some U.S. Government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. Government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

•	Zero-Coupon Bonds and Deferred Interest Bonds are debt obligations issued or purchased at a significant discount from face value. Certain zero coupon bonds (Discount Bonds) also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date.

Foreign securities are issued by companies located outside of the United States. Foreign securities may include foreign corporate and government bonds, foreign equity securities,

- 11 -	Anchor Series Trust

GLOSSARY

foreign investment companies, passive foreign investment companies (“PFICs”), American Depositary Receipts (“ADRs”) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).

Hybrid instruments, such as indexed or structured securities, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

Illiquid/Restricted securities are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market. Illiquid securities include privately placed securities that are not readily marketable.

Income consists of interest payments from bonds or dividends from stocks.

Interest rate swaps, caps, floors and collars. Interest rate swaps involve the exchange by a Portfolio with another party of its respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

Mortgage-backed securities directly or indirectly provide funds for mortgage loans made to residential home buyers. These include securities that represent interests in pools of mortgage loans made by lenders such as commercial banks, savings and loan institutions, mortgage bankers and others.

Municipal bonds. Fixed income securities include, among other things, municipal bonds which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income tax (“Municipal Bonds”). Municipal Bonds include debt securities which pay interest income that is subject to the alternative minimum tax. A Portfolio may invest in Municipal Bonds whose issuers pay interest on the Bonds from revenues from projects such as multifamily housing, nursing homes, electric utility systems, hospitals or life care facilities.

Municipal bonds include residual interest bonds, which are bonds created by dividing the income stream of an underlying municipal bond in two parts, a variable rate security and a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Options and futures are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index. An option gives its owner the right, but not the obligation, to buy (“call”) or sell (“put”) a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc., at a specified future date and price.

Registered investment companies are investments by a Portfolio in other investment companies which are registered in accordance with the federal securities laws.

Short-term investments include money market securities such as short-term U.S. Government obligations, repurchase agreements, commercial paper, bankers’ acceptances and certificates of deposit. These securities may provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

A special situation arises when, in the opinion of the subadviser, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

Total return is a measure of performance which combines all elements of return including income and capital appreciation.

Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.

When-issued securities, delayed delivery and forward commitment transactions. The Portfolios may purchase or sell when-issued securities that have been authorized but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell

- 12 -	Anchor Series Trust

GLOSSARY

securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.

Yield is the annual dollar income received on an investment expressed as a percentage of the current or average price.

About the Indices

The Barclays U.S. Aggregate A or Better Index is a subset of the Barclays U.S. Aggregate Index and indices, which include index components for government and corporate bonds, agency mortgage pass-through securities, and asset-backed securities. However, the Barclays U.S. Aggregate A or Better Index excludes BBB bonds.

The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or the Russell 2000® Growth Indices.

Risk Terminology

Active Trading Risk: A strategy used whereby the Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio and could affect your performance. During periods of increased market volatility, active trading may be more pronounced. In the “Financial Highlights” section we provide each Portfolio’s portfolio turnover rate for each of the last five fiscal years.

Convertible Securities Risk: The values of the convertible securities in which a Portfolio may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends; their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time unfavorable to the Portfolio.

Counterparty Risk: Counterparty risk is the risk that a counterparty to a security, loan or derivative held by a Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.

Credit Default Swap Risk: A credit default swap is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no default or other designated credit event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a default or designated credit event does occur, the seller of credit protection must pay the buyer of credit protection the full value of the reference obligation. Credit default swaps increase credit risk when a Portfolio is the seller and increase counterparty risk when a Portfolio is the buyer. Credit default swap transactions in which a Portfolio is the seller may require the Portfolio to liquidate securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. The U.S. Government is in the process of adopting and implementing regulations governing swaps, including mandatory clearing of certain swaps, margin, and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of swaps may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance. A Portfolio may be exposed to additional risks as a result of the additional regulations. The extent and impact of the additional regulations are not yet fully known and may not be for some time.

Credit Risk: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

Currency Risk: The value of a Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar denominated securities.

- 13 -	Anchor Series Trust

GLOSSARY

Currency Transactions Risk. A Portfolio may not fully benefit from or may lose money on forward currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Portfolio’s holdings. A Portfolio’s ability to use forward foreign currency transactions successfully depends on a number of factors, including the forward foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of the portfolio managers to accurately predict the direction of changes in currency exchange rates. Currency exchange rates may be volatile and may be affected by, among other factors, the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls and speculation. A security may be denominated in a currency that is different from the currency where the issuer is domiciled. Currency transactions are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Depositary Receipts Risk: Depositary receipts, such as American Depositary Receipts (“ADRs”) and other depositary receipts, including Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Derivatives Risk: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed “over the counter” markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in a Portfolio, the Portfolio will be exposed to the risks associated with hedging described below. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging contract positions may be substantially greater than the cost of a position in the underlying security index or benchmark.

Emerging Markets Risk: The risks associated with investments in foreign securities are heightened in connection with investments in the securities of issuers in developing or “emerging market” countries. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. Risks associated with investments in emerging markets may include delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments, and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.

Equity Securities Risk: This is the risk that the value of a Portfolio may fluctuate in response to stock market movements. Growth stocks are historically volatile. In addition, individual stocks selected for the Portfolio may underperform the market generally for a variety of reasons, including poor company earnings results. The performance of different types of equity stocks may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which the prices of “growth” stocks in general have fallen, or vice versa. In addition, individual stocks selected for a Portfolio may underperform the market generally.

ETF Risk: ETFs are subject to specific risks, depending on the nature of the ETF. Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities generally designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Portfolio could lose money investing in an ETF.

Fixed Income Securities Risk: The value of an investment in a Portfolio investing significantly in fixed income securities may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by issuers of fixed income securities. As interest rates rise, the prices for fixed income securities typically fall; and as interest rates fall, the prices typically rise. To the extent a Portfolio is invested in the bond market, movements in the bond market may affect its performance. In addition, individual fixed income securities selected for a Portfolio may underperform the market generally.

Foreign Investment Risk: Investments in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards

- 14 -	Anchor Series Trust

GLOSSARY

as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions by the United States or other governments. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened for emerging markets issuers. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

Growth Stocks Risk: Growth stocks can be volatile for several reasons. Since the issuers of growth stocks usually reinvest a high portion of earnings in their own business, growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks. However, the market rewards growth stocks with price increases when expectations are met or exceeded.

Hedging Risk: A hedge is an investment made in order to reduce the risk of adverse price movements of a security, by taking an off-setting position in a related security (often a derivative such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Illiquidity Risk: When there is little or no active trading market for specific types of securities, it can become difficult or impossible to sell the security at a time and price favorable to the seller. In such a market, the value of such securities may decline dramatically.

Interest Rate Fluctuations Risk: Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise, the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. In periods of very low short-term interest rates, the Portfolio’s yield may become negative, which may result in a decline in the value of your investment. The Portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Interest Rate Risk: Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to have an inverse correlation with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Investment Company Risk: The risks of a Portfolio owning other investment companies, including ETFs, generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in these investments could result in their being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying the other investment companies purchased or sold by a Portfolio could result in losses on a Portfolio’s investment in such securities. Other investment companies also have management fees that increase their costs versus owning the underlying securities directly.

Issuer Risk: The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Large-Cap Companies Risk: Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Market Risk: The stock and/or bond markets as a whole are volatile and could go up or down, sometimes dramatically, for many reasons, including adverse political or economic development in the U.S. or abroad, changes in investor psychology or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. This could affect the value of the securities held by a Portfolio.

Medium-Sized Companies Risk: Securities of medium-sized companies are usually more volatile and entail greater risks than securities of large companies.

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in

- 15 -	Anchor Series Trust

GLOSSARY

securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Prepayment Risk: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

Management Risk. A Portfolio may be subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Settlement Risk: Investments purchased on an extended-settlement basis, such as when-issued, forward commitment or delayed-delivery transactions, involve a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on an extended-settlement basis involves the risk that the value of the securities sold may increase before the settlement date.

Small- and Medium-Sized Companies Risk: Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, operating histories, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.

U.S. Government Securities Risk: As noted in the Investment Terminology section of the Glossary, obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. The maximum potential liability of the issuers of some U.S. Government securities held by a Portfolio may greatly exceed their current resources, including their legal right support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, a Portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government.

Warrants and Rights Risk. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying securities and therefore, are highly volatile and speculative investments. They have no voting rights, pay no dividends and have no rights with respect to the assets of the issuer other than a purchase option. If a warrant or right held by a Portfolio is not exercised by the date of its expiration, the Portfolio would lose the entire purchase price of the warrant or right.

- 16 -	Anchor Series Trust

MANAGEMENT

Information about the Investment Adviser

SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo oversees Wellington Management Company LLP (the “Subadviser”), provides various administrative services and supervises the daily business affairs of each Portfolio. SAAMCo, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311-4992, is a limited liability company organized under the laws of the state of Delaware, and is a wholly owned subsidiary of American General Life Insurance Company. SAAMCo managed, advised or administered assets in excess of $72.4 billion as of December 31, 2014. In addition to serving as investment adviser and manager to the Trust, SAAMCo serves as adviser, manager and/or administrator for Seasons Series Trust, SunAmerica Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., SunAmerica Specialty Series, VALIC Company I and VALIC Company II.

A discussion regarding the basis for the Board’s approval of the Trust’s investment advisory agreement and the subadvisory agreements between SAAMCo and the Subadviser is available in the Trust’s 2014 Semi-Annual Report to shareholders, which is available upon request.

SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to enter into agreements relating to each of the Portfolios with unaffiliated subadvisers approved by the Board without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated subadvisers for each Portfolio, change the terms of particular agreements with unaffiliated subadvisers or continue the employment of existing unaffiliated subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any subadviser changes. Shareholders of each Portfolio have the right to terminate an agreement with an unaffiliated subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Affiliated subadvisers selected and approved by the Board are subject to shareholder approval.

For the fiscal year ended December 31, 2014, each Portfolio paid SAAMCo a fee equal to the following percentage of average daily net assets:

Portfolio	Fee

Capital Appreciation Portfolio	0.70%
Government and Quality Bond Portfolio	0.54%

Commission Recapture Program. Through a commission recapture program a portion of certain Portfolios’ expenses have been reduced. “Other Expenses,” as reflected in the Annual Portfolio Operating Expenses in each Portfolio Summary, does not take into account this expense reduction and are therefore higher than the actual expenses of the Portfolio.

The expense reduction due to commission recapture for the Capital Appreciation Portfolio was less than 0.01%.

Information about the Subadviser

The investment manager(s) and/or management team(s) that have primary responsibility for the day-to-day management of the Portfolios are set forth below. Unless otherwise noted, a management team’s members share responsibility in making investment decisions on behalf of a Portfolio and no team member is limited in his/her role with respect to the management team.

SAAMCo compensates the Subadviser out of the advisory fees that it receives from the respective Portfolios. SAAMCo may terminate its agreements with the Subadviser without shareholder approval.

The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Portfolio(s), and the structure and method used by the Subadviser to determine its compensation.

Wellington Management Company LLP (“Wellington Management”) is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of December 31, 2014, Wellington Management had investment management authority with respect to approximately $914 billion in assets.

The Capital Appreciation Portfolio is managed by Stephen C. Mortimer and Michael T. Carmen, CFA. Mr. Mortimer, Senior Managing Director and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2001. Mr. Carmen, Senior Managing Director and Equity Portfolio Manager of Wellington Management, is involved in portfolio management and securities analysis for the Portfolio. Mr. Carmen joined the firm as an investment professional in 1999.

- 17 -	Anchor Series Trust

MANAGEMENT

The Government and Quality Bond Portfolio is managed by Glen M. Goldman and Michael E. Stack, CFA are involved in portfolio management and securities analysis for the Portfolio. Mr. Goldman, Managing Director and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2007. Mr. Stack, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2000.

Custodian, Transfer and Dividend Paying Agent

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust’s assets. VALIC Retirement Services Company is the Trust’s Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

- 18 -	Anchor Series Trust

ACCOUNT INFORMATION

General

Shares of each Portfolio are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under Variable Contracts offered by life insurance companies affiliated with SAAMCo, the investment adviser and manager, as well as non-affiliated life insurance companies. All shares of the Trust are owned by “Separate Accounts” of the life insurance companies. The term “Manager” as used in this Prospectus means either SAAMCo or the other registered investment advisers that serve as subadvisers to the Trust, as the case may be.

The Trust offers three classes of shares: Class 1, Class 2 and Class 3 shares. This Prospectus offers only Class 3 shares. Certain classes of shares are offered only to existing contract owners and are not available to new investors. In addition, not all Portfolios are available to all contract owners.

You should be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the various life insurance companies. Nevertheless, the Trust’s Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

Service (12b-1) Plan

Class 3 shares of the Portfolios are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.25% of the average daily net assets of such class of shares. The service fees will be used to compensate the life insurance companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the life insurance companies for expenditures made to financial intermediaries for providing service to contract holders who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Because these fees are paid out of such Portfolio’s Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Transaction Policies

Valuation of shares. The net asset value per share (“NAV”) for each Portfolio’s Class 3 shares is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of the Class 3 shares by the number of such class’s outstanding shares. Securities for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust’s Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures periodically approved and reviewed by the Board. There is no single standard for making fair value determinations, which may result in the use of prices that vary from those used by other funds. In addition, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. The value of any share of open-end funds held by the Portfolios will be calculated using the NAV of such funds. The prospectus for any such open-end funds should explain the circumstances under which these funds are fair value pricing and the effect of using fair value pricing.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security’s price is available from more than one exchange, a Portfolio will use the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the securities. This determination will be based on a review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

A Portfolio may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when

- 19 -	Anchor Series Trust

ACCOUNT INFORMATION

the Trust does not price its shares. As a result, the value of the Portfolio’s shares may change on days when the Trust is not open for purchases or redemptions.

Buy and sell prices. The Separate Accounts buy and sell shares of the Portfolio at NAV, without any sales or other charges. However, as discussed above, Class 3 shares are subject to service fees pursuant to a Rule 12b-1 plan.

Execution of requests. The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust’s close of business (generally 4:00 p.m. Eastern time), the order will receive that day’s closing price. If the order is received after that time, it will receive the next business day’s closing price.

If trading is halted or restricted on the NYSE or under other emergency conditions described in the 1940 Act, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer.

Frequent Purchases and Redemptions of Shares

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading (“market timing”) vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios. The Board has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interest of its Portfolios’ performance or their participants. Market timing can disrupt the ability of the Subadviser to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolios. In addition, market timing may increase a Portfolio’s expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Certain Portfolios may invest to a large extent in securities that are primarily traded in foreign markets. Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio’s international portfolio securities trade and the time as of which the Portfolio’s net asset value is calculated. Market timing in Portfolios investing significantly in junk bonds may occur if market prices are not readily available for a Portfolio’s junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio’s net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust’s fair value pricing procedures is to minimize the possibilities of this type of market timing (see “Transaction Policies—Valuation of Shares”).

Shares of the Portfolios are held through Separate Accounts. The ability of the Trust to monitor transfers made by the participants in Separate Accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board’s policy is that the Portfolios must rely on the Separate Account to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures. The Trust has entered into agreements with the Separate Accounts that require the Separate Accounts to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades. In situations in which the Trust becomes aware of possible market timing activity, it will notify the Separate Account in order to help facilitate the enforcement of such entity’s market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary that the Trust determines not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.

Any restrictions or limitations imposed by the Separate Accounts may differ from those imposed by the Trust. Please review your Variable Contract prospectus for more information regarding the insurance company’s market timing policies and procedures, including any restrictions or limitations that the Separate Account may impose with respect to trades made through a Variable Contract. Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

Payments in Connection with Distribution

Certain life insurance companies affiliated with SAAMCo receive revenue sharing payments from SAAMCo and certain subadvisers in connection with certain administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training to support sales of the

- 20 -	Anchor Series Trust

ACCOUNT INFORMATION

Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. Payments may be derived from 12b-1 fees that are deducted directly from the assets of the Portfolios or from investment management fees received by the Adviser or subadvisers.

Portfolio Holdings

The Trust’s policies and procedures with respect to the disclosure of the Portfolios’ securities are described in the Statement of Additional Information.

Dividend Policies and Taxes

Distributions. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends. Distributions from net realized gains, if any, are paid annually for all Portfolios.

Distribution Reinvestments. The dividends and distributions, if any, will be automatically reinvested in additional shares of the same Portfolio on which they were paid.

Taxability of a Portfolio. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

The Portfolios which receive dividend income from U.S. sources will annually report certain amounts of their dividends paid as eligible for the dividends received deduction, and the Portfolios incurring foreign taxes will elect to pass-through allowable foreign tax credits. These reports and elections will benefit the life insurance companies, in potentially material amounts, and will not beneficially or adversely affect you or the Portfolios. The benefits to the life insurance companies will not be passed to you or the Portfolios.

Each Portfolio further intends to meet certain additional diversification and investor control requirements that apply to regulated investment companies that underlie Variable Contracts. If a Portfolio were to fail to qualify as a regulated investment company or were to fail to comply with the additional diversification or investor control requirements, Separate Accounts invested in the Portfolio may not be treated as annuity, endowment, or life insurance contracts for federal income tax purposes, and income and gains earned inside the Separate Accounts would be taxed currently to policyholders and would remain taxable in future years, even if the Portfolio were to become adequately diversified in the future.

- 21 -	Anchor Series Trust

FINANCIAL HIGHLIGHTS

The following Financial Highlights tables are intended to help you understand each Portfolio’s financial performance for the past 5 years. Certain information reflects financial results for a single Class 3 Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio’s financial statements, is included in the Trust’s Annual Report to shareholders, which is available upon request.

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

Capital Appreciation Portfolio Class 3
12/31/10	$29.43	$(0.12)	$6.72	$6.60	$—	$—	$—	$36.03	22.43%	$546,714	1.00	%(3)	(0.38	)%(3)	96%
12/31/11	36.03	(0.16)	(2.46)	(2.62)	—	—	—	33.41	(7.27)	499,914	1.04	(3)	(0.45	)(3)	91
12/31/12	33.41	(0.16)	8.04	7.88	—	(1.72)	(1.72)	39.57	23.58 (4)	535,916	0.99	(3)	(0.42	)(3)	103
12/31/13	39.57	(0.21)	13.81	13.60	—	(5.43)	(5.43)	47.74	35.46	625,388	1.00	(3)	(0.47	)(3)	105
12/31/14	47.74	(0.18)	7.17	6.99	—	(9.21)	(9.21)	45.52	14.96	635,020	0.99	(3)	(0.37	)(3)	91

Government and Quality Bond Portfolio Class 3
12/31/10	14.91	0.38	0.33	0.71	(0.59)	—	(0.59)	15.03	4.74	737,455	0.84		2.50		66
12/31/11	15.03	0.31	0.71	1.02	(0.46)	(0.07)	(0.53)	15.52	6.78	735,004	0.87		1.99		44
12/31/12	15.52	0.25	0.30	0.55	(0.33)	(0.22)	(0.55)	15.52	3.53	797,475	0.84		1.63		81
12/31/13	15.52	0.17	(0.53)	(0.36)	(0.34)	(0.15)	(0.49)	14.67	(2.28)	806,854	0.84		1.16		184
12/31/14	14.67	0.17	0.54	0.71	(0.25)	—	(0.25)	15.13	4.87	783,305	0.83		1.15		128

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	12/31/10	12/31/11	12/31/12	12/31/13	12/31/14
Capital Appreciation Portfolio Class 3	0.01%	0.01%	0.00%	0.00%	0.00%
(4)	Total return was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

- 22 -	Anchor Series Trust

FOR MORE INFORMATION

The following documents contain more information about the Portfolios’ investments and are available free of charge upon request:

•	The Annual/Semi-annual Reports contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio’s performance for the most recently completed fiscal year.

•	The Statement of Additional Information (SAI) contains additional information about the Portfolios’ policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

The Trust’s prospectus, SAI, and semi-annual and annual reports are available at https://www.aig.com/getprospectus online through the internet websites of the life insurance companies offering the Portfolios as investment options. You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 15570 Amarillo, Texas 79105-5570.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-551-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission’s web-site at http://www.sec.gov and copies of this information may be obtained, after payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT

File No. 811-3836

- 23 -	Anchor Series Trust